UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21632

Kiewit Investment Fund LLLP
(Exact name of registrant as specified in charter)

Kiewit Plaza, Omaha, NE 68131
(Address of principal executive offices) (Zip code)

Robert L. Giles, Jr.
Kiewit Plaza
Omaha, NE 68131
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: 1-800-443-4306

Date of fiscal year end:  March 31

Date of reporting period:  April 1, 2009 to March 31, 2010

The following is a copy of the report transmitted to Unitholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Item 1. Reports to Unitholders.

LETTER TO UNITHOLDERS
MARCH 31, 2010

Dear Unitholder:

For the annual period covered by this report, April 1, 2009 through March 31, 2010, the Fund was up 37.56%!

The majority of the Fund’s positive performance for the period came in the first half of the fiscal year although the Fund did continue to appreciate during the second half of the fiscal year, albeit in a more muted fashion. All asset categories produced positive returns for the annual period. The Fund’s Equity portfolio was the largest driver of returns. The Fund’s International and Global managers contributed to performance more significantly in the first half of the period, while the Fund’s Domestic Equity managers contributed to performance more significantly during the second half of the fiscal year.

Within the Fund’s Hedge Fund portfolio the primary driver of return during the period was credit securities. Credit markets appreciated significantly during the first half of the fiscal year, and in the latter half of the fiscal period several of the Fund’s hedge fund managers took profits by selling securities that had appreciated and reinvesting in new credit securities that offered a more attractive return potential.

As described in the Fund’s offering materials, the Fund’s investment objective is long-term capital growth with consideration given to consistency of returns. To assess its performance, the Fund compares its returns against a Balanced Benchmark1 (the “Benchmark”). Due to the investment goals and strategies of the Fund, it is likely that the Fund’s performance, especially over short timeframes, will deviate, possibly dramatically, from the Benchmark. A significant portion of the Fund’s capital is allocated to Equity investments which are intended to be held through full market cycles of five to seven years or longer, and it is critical to keep this long-term perspective when evaluating shorter term performance both to the upside and the downside.

The performance for the Fund as of March 31, 2010 in comparison to the Benchmark is as follows:

		Average Annualized	Cumulative
	1-Year	Since Inception	Since Inception†
Fund	37.56%	2.85%	13.78%
Benchmark ††	33.11%	3.41%	16.72%

†	The Fund commenced investment operations on August 24, 2005.
††	The Balanced Benchmark is not managed and does not reflect sales charges, commissions, expenses or taxes.
Investments cannot be made directly into the Balanced Benchmark.

Performance data quoted represents past performance; past performance does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s units, when tendered for repurchase, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent quarter end may be obtained by calling 800-443-4306 or visiting www.kiewitinvestmentfund.com.

1
The Balanced Benchmark is an unmanaged index created by the investment adviser and approved by the Board to reflect the asset allocation that the average investor (who may not have access to portfolio funds included in the Fund’s actual asset allocation) might use to create a balanced portfolio to manage their own assets. It consists of a 60% weighting of the Russell 3000 Index and a 40% weighting of the Barclays Capital Aggregate Bond Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Barclays Capital Aggregate Bond Index represents debt securities that are taxable and dollar denominated; the index covers the U.S. Investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. One cannot invest directly in an index.

Although the Fund outperformed relative to the Benchmark for the annual period, it remains slightly below the Benchmark since inception. As we noted in our semi-annual report, international and emerging market equities are not part of the Fund’s Benchmark; however, a portion of the Fund is invested with managers who hold securities issued in these markets. International and emerging equity markets were more positively impacted than U.S. markets in the period, driving a portion of the Fund’s outperformance of the Benchmark.

Market Environment

Investment managers continue to be faced with many uncertainties. While markets have begun advancing towards their pre-crisis levels, fundamental economic indicators are mixed at best. Unemployment and underemployment are still at relatively high levels and housing starts have continued to struggle despite government incentives. In the first part of the year, the big story in credit markets revolved around corporate balance sheets. As the period drew to a close, most of the attention focused on sovereign balance sheets with Greece being the most prominent example. We anticipate greater volatility within the equity markets for the remainder of the year. As such, we continue to allocate capital to managers who have the ability to take both long and short equity positions and the potential to utilize market volatility to their advantage.

From an investment perspective, the relative speed and strength of the recovery in credit and equity markets combined with an uncertain, albeit optimistic, outlook on the economy overall has created a challenging investment environment for managers, with no single asset class appearing obviously cheap (or expensive). We continue to believe that international and emerging market equity managers will provide good risk adjusted exposure to the portfolio over the long term.

Our investment approach has never been to invest in broad asset classes. We continue to invest with managers who are working harder than ever to identify individual investments with favorable risk reward profiles across all asset classes and geographies. The Fund’s active managers perform deep fundamental research, exhibit strong valuation discipline and have robust investment platforms which allow them to be nimble and opportunistic in navigating the global investment landscape.

Asset Allocation *

The Fund seeks to diversify its holdings by investing across various asset categories. The Fund’s Asset Allocation as of March 31, 2010 is shown below.

*	Fund holdings and asset allocations vary through the year and may change at any time.
#	Short-term Investments include cash/cash equivalents and other assets in excess of liabilities.

[2]	The MSCI EAFE index is the Morgan Stanley Capital International Europe, Australasia and Far East index, and is a broad benchmark of the developed markets, excluding the United States.
[3]	The MSCI EM index is the Morgan Stanley Capital International Emerging Markets index, and is a broad benchmark of the emerging markets.

Portfolio Positioning

As of March 31, 2010, approximately 45% of the Fund’s assets were managed by three sub-advisers: Payden & Rygel (Cash and Fixed income), SSgA Funds Management, Inc. (Passive U.S. Equities) and Pzena Investment Management, LLC (Active U.S. Equities). The Fund held about 7% of its assets in cash (short-term investments and other assets in excess of liabilities) as of the end of its fiscal year. A portion of the cash balance (totaling approximately 1% of the Fund’s assets) was subsequently allocated to one of the Fund’s equity hedge managers with the remaining balance held for liquidity purposes, future investments and the annual tax distribution made in April.

The remaining assets of the Fund (55%) were allocated by Hall Capital Partners to various strategies, which are also detailed in the Summary Schedule of Investments:

Strategy	Fund
Active Domestic Equity	ValueAct Capital Partners II, L.P.

Active International and Global Equities	Dodge & Cox Global Stock Fund
Harris Associates International Value L.P.
Longleaf Partners International Fund
Walter Scott International Fund, LLC
Liberty Square Strategic Partners IV (Asia), L.P.

Hedge Funds - Absolute Return [4]	Canyon Value Realization Fund, L.P.
GoldenTree Credit Opportunities, L.P.
Perry Partners, L.P.
Taconic Opportunity Fund L.P.

Hedge Funds - Equity Hedge [5]	Lansdowne European Strategic Equity Fund, L.P.
Millgate Partners II, L.P.
Royal Capital Value Fund (QP), L.P.

In October the Fund fully redeemed its interests in FFIP, L.P. During the period the Fund also submitted a request to fully redeem its interest in Liberty Square Strategic Partners IV (Asia), L.P., but continues to hold a small position. Earlier in 2010 a new equity hedge manager was added to the portfolio, Millgate Partners II, L.P. Additionally, as of April 1, 2010, a new passive domestic equity sub-adviser, Geode Capital Management, LLC, has taken over management of that aspect of the portfolio from SSgA Funds Management, Inc. More detail is provided in a separate section of this Report, Basis for Approval of Investment Sub-Advisory Contract.

[4]	Absolute return funds seek to generate positive annual returns with low volatility in all market environments.
[5]
Equity hedge managers typically buy “long” or sell “short” U.S. and global equities. These equity hedge investments tend to have a greater allocation of capital to long investments (owning the actual security) than short (selling a borrowed security which must be replaced) and are often more correlated to the returns of equity markets than absolute return strategies.

Please refer to the remainder of the Annual Report as of March 31, 2010, which presents the financial statement, summary of portfolio holdings, and other information about the Fund. The next report on the Fund will be the semi-annual report as of September 30, 2010. We look forward to the opportunity to discuss the Fund again with you in our next report.

Sincerely,

Kathryn A. Hall
Hall Capital Partners LLC – Fund Adviser

Past performance does not guarantee future results.

Fund holdings and/or sector allocations are subject to change at any time and are not recommendations to buy or sell any security. References to other funds should not be interpreted as an offer to sell these securities or the solicitation of an offer to buy these securities.

An investment in the Fund entails substantial risks; loss of principal is possible. These risks include but are not limited to general market risks, fund specific risks, investment and securities specific risks, special investment instrument and technique risks, special risks of hedge funds and other unregistered portfolio funds. Please see the prospectus for further details. The Fund may not be suitable for all investors.

Investments by the Fund in Alternative Investment Products, including hedge funds, will increase the risk of investment loss as these underlying funds often engage in leveraging and other speculative investment practices. Additionally, the Fund invests in foreign securities which involve political, economic and currency risks, and greater volatility.

Must be preceded or accompanied by a prospectus.

Distributed by Quasar Distributors, LLC (5/2010)

KIEWIT INVESTMENT FUND LLLP
PERFORMANCE INFORMATION (UNAUDITED )

Total Return For the Fund for the Year Ended March 31, 2010	37. 56%
Total Return For the Balanced Benchmark for the Year Ended March 31, 2010*	33. 11%
Average Annual Total Return For the Fund Since Inception	2.85	%†
Average Annual Total Return For the Balanced Benchmark Since Inception*	3.41	%†

Portfolio Summary as of March 31, 2010

Pzena Investment Management, LLC
Percentage
Top Five Common Stocks	of Net Assets(b)
Torchmark Corp.	0.4%
Northrop Grumman Corp.	0.3
Tyco Electronics Ltd.	0.3
J.C. Penney Co., Inc.	0.3
Allstate Corp./The	0.3
Total	1.6%

SSgA Funds Management, Inc.
Percentage
Top Five Common Stocks	of Net Assets(b)
Exxon Mobil Corp.	0.6%
Microsoft Corp.	0.4
Apple, Inc ..	0.4
General Electric Co.	0.4
Proctor & Gamble Co.	0.3
Total	2.1%

Payden & Rygel
Percentage
Top Five Short -Term Investments #	of Net Assets(b)
U.S. Treasury Bills
0.11%, due 04/29/10	1.0%
U.S. Treasury Bills
0.13%, due 05/20/10	1.0
3M Co.
4.50%, due 11/01/11	0.1
Pfizer, Inc .
2.21%, due 03/15/11(a)	0.1
International Bank of Reconstruction & Development
1.65%, due 05/18/11	0.0 ^
Total	2.2%

Asset Allocation by Adviser/Sub-Adviser
as of March 31, 2010
(as a percentage of Net Assets)

Percentage
Top Five Fixed Income Investments	of Net Assets(b)
U.S. Treasury Bonds
0.88%, due 04/15/10	0.5%
Federal National Mortgage Association
5.00%, due 05/25/40, TBA	0.4
Federal National Mortgage Association
5.00%, due 09/01/33	0.3
U.S. Treasury Notes
3.00%, due 08/31/16	0.2
Federal Home Loan Mortgage Corp.
6.00%, due 11/01/36	0.2
Total	1.6%

*
The Benchmark is an unmanaged index created by the investment adviser and approved by the Board to reflect the asset allocation that the average investor (who may not have access to portfolio funds included in the Fund's actual asset allocation) might use to create a balanced portfolio to manage their own assets. It consists of a 60% weighting of the Russell 3000 Index and a 40% weighting of the Barclays Capital Aggregate Bond Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Barclays Capital Aggregate Bond Index represents debt securities that are taxable and dollar denominated; the index covers the U.S. Investment grade fixed rate bond market, with index components for government and corporate securities, mortgage pass-through securities, and asset-backed securities. The Benchmark does not reflect sales charges, commissions, expenses or taxes. Investments cannot be made directly into the Benchmark. One cannot invest directly in an index.

†	The Fund commenced investment operations on August 24, 2005.
#	Short-term Investments include cash/cash equivalents and other assets in excess of liabilities.
^	Less than 0.05%.
(a)	Variable or floating rate security. Rate disclosed is as of March 31, 2010.
(b)	The percentage of net assets shown is the percentage of Fund net assets managed by the respective Sub-Adviser.

KIEWIT INVESTMENT FUND LLLP
SUMMARY SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2010	(in U.S. dollars)

			Percentage
		Fair	of Net
	Shares	Value	Assets
EQUITY INVESTMENTS
Common Stocks (Active & Passive Domestic Equities)
Consumer Discretionary
J.C. Penney Co., Inc	17,045	$548,338	0.3%
Omnicom Group, Inc	13,924	540,390	0.3%
Sherwin-Williams Co./The	6,375	431,460	0.3%
Other**	165,598	4,916,349	2.9%
		6,436,537	3.8%
Consumer Staples
Coca-Cola Co./The	7,363	404,965	0.2%
Kraft Foods, Inc., Class A	15,736	475,857	0.3%
Procter & Gamble Co./The	9,325	589,993	0.3%
Other**	82,972	3,238,308	1.9%
		4,709,123	2.7%
Energy
Chevron Corp.	6,387	484,326	0.3%
Exxon Mobil Corp.	22,090	1,479,588	0.9%
Other**	95,467	3,586,753	2.0%
		5,550,667	3.2%
Financials
Allstate Corp./The	17,795	574,956	0.4%
Bank of America Corp	49,360	881,076	0.5%
Citigroup, Inc.*	141,759	574,124	0.3%
JPMorgan Chase & Co.	18,768	839,868	0.5%
Morgan Stanley	14,181	415,361	0.2%
PNC Financial Services Group, Inc	7,180	428,646	0.2%
Torchmark Corp.	11,300	604,663	0.4%
UBS AG*	25,600	416,768	0.3%
Wells Fargo & Co.	16,520	514,102	0.3%
Other**^	210,935	5,682,586	3.3%
		10,932,150	6.4%
Health Care
Johnson & Johnson	12,641	824,193	0.5%
Pfizer, Inc.	25,701	440,772	0.3%
Other**	120,893	4,580,545	2.6%
		5,845,510	3.4%
Industrials
Boeing Co	8,662	628,948	0.4%
General Electric Co	33,715	613,613	0.4%
L-3 Communications Holdings, Inc.	4,675	428,370	0.2%
Northrop Grumman Corp.	9,870	647,176	0.4%
Other**	96,582	3,930,607	2.2%
		6,248,714	3.6%

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF MARCH 31, 2010	(in U.S. dollars)

			Percentage
		Fair	of Net
	Shares	Value	Assets
Information Technology
Apple, Inc.*	2,843	$667,906	0.4%
CA, Inc.	20,091	471,536	0.3%
Cisco Systems, Inc.*	18,400	478,952	0.3%
Dell, Inc.*	30,680	460,507	0.3%
Google, Inc., Class A*	764	433,196	0.3%
Hewlett-Packard Co.	7,605	404,206	0.2%
International Business Machines Corp	4,244	544,293	0.3%
Microsoft Corp.	34,457	1,008,556	0.6%
Tyco Electronics Ltd.	19,850	545,478	0.3%
Other**	296,397	4,684,831	2.7%
		9,699,461	5.7%
Materials
Other**	42,816	1,634,324	1.0%

Telecommunication Services
AT&T, Inc.	18,803	485,870	0.3%
Other**	38,704	581,852	0.3%
		1,067,722	0.6%
Utilities
Other**	67,681	2,138,934	1.2%
Total Common Stocks (Active & Passive Domestic Equities)
(Cost $47,576,590)		54,263,142	31.6%

Investment Companies (Active International & Global Equities)
Dodge & Cox Global Stock Fund	1,359,408	11,323,866	6.6%
Longleaf Partners International Fund	614,161	8,561,401	5.0%

Total Investment Companies (Active International & Global Equities)
(Cost $16,050,000)		19,885,267	11.6%

			Percentage
		Fair	of Net
	Cost	Value	Assets
Partnerships (Active Domestic & International Equities)(a)
Partnership (Active Domestic Equity)
ValueAct Capital Partners II, L.P	$2,044,683	$1,401,000	0.8%
Partnership (Active International Equity)
Harris Associates International Value, L.P	8,000,000	14,581,000	8.5%
Walter Scott International Fund, LLC	9,100,000	11,914,000	6.9%
Liberty Square Strategic Partners IV (Asia), L.P	195,027	111,170	0.1%
Total Partnerships (Active Domestic & International Equities)
(Cost $19,339,710)		28,007,170	16.3%

TOTAL EQUITY INVESTMENTS
(Cost $82,966,300)		102,155,579	59.5%

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF MARCH 31, 2010	(in U.S. dollars)

			Percentage
		Fair	of Net
	Cost	Value	Assets
ALTERNATIVE ASSETS(a)
Hedge Funds
Absolute Return
Canyon Value Realization Fund, L.P	$7,970,230	$10,740,000	6.3%
GoldenTree Credit Opportunities, L.P	3,500,000	3,481,000	2.0%
Millgate Partners II, L.P.	2,000,000	1,994,000	1.2%
Perry Partners, L.P.	6,319,727	7,270,000	4.2%
Taconic Opportunity Fund, L.P	7,750,000	8,846,000	5.1%
Equity Hedge
Lansdowne European Strategic Equity Fund, L.P	3,500,000	4,758,000	2.8%
Royal Capital Value Fund (QP), L.P.	3,500,000	4,065,000	2.4%
TOTAL ALTERNATIVE ASSETS
(Cost $34,539,957)		41,154,000	24.0%

			Percentage
	Principal	Fair	of Net
	Amount	Value	Assets
FIXED INCOME INVESTMENTS
Certificate of Deposit
Other**	50,000	49,976	0.0%
Corporate Bonds
Consumer Discretionary
Other**	889,000	930,791	0.5%
Consumer Staples
Kraft Foods, Inc.
5.38%, due 02/10/20	55,000	55,900	0.0%
Other**	741,000	828,807	0.5%
		884,707	0.5%
Energy
Other**	758,000	809,975	0.5%

Financials
Bank of America Corp.
4.50%, due 04/01/15	50,000	50,417	0.0%
5.75%, due 12/01/17	50,000	51,264	0.0%
7.63%, due 06/01/19	30,000	34,316	0.0%
Citigroup, Inc.
6.01%, due 01/15/15	50,000	52,528	0.0%
JPMorgan Chase & Co.
0.75%, due 12/02/10(b)	100,000	100,382	0.1%
6.30%, due 04/23/19	50,000	55,178	0.0%
Morgan Stanley MTN
0.50%, due 01/18/11(b)	100,000	100,008	0.1%
4.10%, due 01/26/15	145,000	144,220	0.1%
Wells Fargo & Co.
4.38%, due 01/31/13	20,000	21,107	0.0%
Other**	2,374,000	2,459,670	1.5%
		3,069,090	1.8%

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF MARCH 31, 2010	(in U.S. dollars)

			Percentage
	Principal	Fair	of Net
	Amount	Value	Assets
Health Care
Pfizer, Inc.
2.21%, due 03/15/11(b)	$100,000	$101,878	0.1%
Other**	475,000	505,864	0.3%
		607,742	0.4%
Industrials
Other**	255,000	267,963	0.2%

Information Technology
Cisco Systems, Inc.
5.90%, due 02/15/39	45,000	45,687	0.0%
Microsoft Corp.
5.20%, due 06/01/39	34,000	33,645	0.0%
Other**	164,000	174,118	0.1%
		253,450	0.1%
Materials
Other**	523,000	588,884	0.4%
Telecommunication Services
Other**	472,000	512,748	0.3%
Utilities
Other**	493,000	514,090	0.3%
Foreign Government Securities
Other**	797,000	876,102	0.5%
Municipal Bond
California - Other**	70,000	72,371	0.0%
Supranational
Other**	100,000	100,594	0.1%
U.S. Government Agency Mortgage-Backed Securities
Federal National Mortgage Association
5.00%, due 06/01/33	247,011	256,093	0.2%
5.00%, due 09/01/33	524,272	543,974	0.3%
5.00%, due 05/25/40, TBA	680,000	698,700	0.4%
5.50%, due 04/01/34	408,788	433,127	0.3%
5.50%, due 05/01/34	69,972	74,258	0.0%
5.50%, due 04/01/36	308,232	325,863	0.2%
5.50%, due 03/01/37	302,603	319,440	0.2%
5.88%, due 12/01/36(b)	241,480	252,939	0.1%
6.00%, due 09/01/37	297,965	318,036	0.2%
		3,222,430	1.9%
Government National Mortgage Association
5.50%, due 01/15/39	230,962	244,739	0.1%
5.50%, due 04/15/40, TBA	50,000	52,883	0.0%
6.00%, due 01/15/39	265,041	283,530	0.2%
		581,152	0.3%
Other**	339,802	365,505	0.2%
		4,169,087	2.4%

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
SUMMARY SCHEDULE OF INVESTMENTS (CONTINUED)
AS OF MARCH 31, 2010	(in U.S. dollars)

			Percentage
	Principal	Fair	of Net
	Amount	Value	Assets
U.S. Government Agency Securities
Federal National Mortgage Association
0.38%, due 02/23/12(b)	$50,000	$50,111	0.0%
2.63%, due 11/20/14	60,000	60,004	0.1%
		110,115	0.1%
Other**	340,000	341,994	0.2%
		452,109	0.3%
U.S. Treasury Securities
U.S. Treasury Bonds
0.88%, due 04/15/10	650,000	744,227	0.4%
U.S. Treasury Notes
2.75%, due 02/15/19	390,000	361,999	0.2%
3.00%, due 08/31/16	387,000	384,188	0.2%
3.13%, due 08/31/13	230,000	239,991	0.2%
		986,178	0.6%
		1,730,405	1.0%

TOTAL FIXED INCOME INVESTMENTS
(Cost $15,412,969)		15,890,084	9.3%

SHORT-TERM INVESTMENTS
Commercial Paper
JPMorgan Chase & Co.
0.15%, 04/01/10	371,899	371,899	0.2%

U.S. Government Agency Securities
Other**	50,000	49,976	0.0%

U.S. Treasury Securities
U.S. Treasury Bills
0.11%, 04/29/10	1,765,000	1,764,845	1.1%
0.13%, 05/20/10	1,700,000	1,699,687	1.0%
0.14%, 06/17/10(c)	45,000	44,986	0.0%
		3,509,518	2.1%
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,931,459)		3,931,393	2.3%

TOTAL INVESTMENTS (95.1%)
(Cost $136,850,685)(d)		$163,131,056	95.1%
Other Assets in Excess of Liabilities (4.9%)		8,363,720	4.9%
NET ASSETS (100.0%)		$171,494,776	100.0%

Notes to Summary Schedule of Investments:

*	Non-income producing security.
**	Represents the aggregate value, by category, of securities that are not among the 50 largest holdings, and in total for any issuer, represent 1% or less of net assets.
^	Aggregate value may include Real Estate Investment Trusts (REITs).
(a)	Securities were valued at fair value — at March 31, 2010, the Fund held $69,161,170 of fair valued securities, representing 40.3% of net assets.
(b)	Variable or floating rate security. Rate disclosed is as of March 31, 2010.
(c)	Security has been pledged as collateral for futures contracts.
(d)	Estimated tax basis approximates book cost. See Note H to the Financial Statements.
MTN — Medium Term Note.
TBA — Security is subjected to delayed delivery.

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
SUMMARY SCHEDULE OF INVESTMENTS (CONCLUDED)
AS OF MARCH 31, 2010	(in U.S. dollars)

Futures Contracts:
Kiewit Investment Fund LLLP had the following futures contract(s) open at March 31, 2010.

	Number	Notional	Expiration	Net Unrealized
	of Contracts	Market Value	Date	Appreciation
Long:
E-mini Russell 2000 Index	1	$67,710	June-10	$253
E-mini S&P 500 Index	6	349,560	June-10	5,751
E-mini S&P Midcap 400 Index	1	78,810	June-10	533
				$6,537

This Summary Schedule of Investments does not reflefct the complete portfolio holdings of the Fund. The complete Schedule of Investments is available (i) without charge, upon request, by calling the Fund toll-free at 800-443-4306; and (ii) on the Securities and Exchange Commission's website at http://www.sec.gov.

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
STATEMENT OF ASSETS AND LIABILITIES
MARCH 31, 2010

ASSETS:
Investments, at Value (Cost $136,850,685)	$163,131,056
Cash	4,513,736
Receivable from Portfolio Funds	3,416,830
Receivable for Investment Securities Sold	2,504,615
Advance Contribution to Portfolio Fund	2,000,000
Units Subscribed Receivable	455,000
Dividends and Interest Receivable	222,599
Prepaid Insurance Fee	49,215
Receivable from Unitholders	26,836
Total Assets	176,319,887

LIABILITIES:
Units Redeemed Payable	2,272,640
Payable for Investment Securities Purchased	2,184,008
Advisory and Sub-Advisory Fees Payable	180,665
Administration Fees Payable	54,605
Variation Margin Payable	2,210
Accrued Expenses	130,983
Total Liabilities	4,825,111
Net Assets	$171,494,776

NET ASSETS CONSIST OF:
Paid-in Capital	$161,198,934
Undistributed Net Investment Income	512,179
Accumulated Net Realized Loss	(16,503,245)
Unrealized Appreciation on:
Investments	26,280,371
Futures Contracts	6,537
Net Assets	$171,494,776

Units Outstanding (unlimited units authorized)	10,453.81

Net Asset Value Per Unit	$16,405.00

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
STATEMENT OF OPERATIONS
FOR THE YEAR ENDED MARCH 31, 2010

Investment Income:
Dividends (net of foreign withholding taxes of $156)	$1,059,939
Interest	908,739
Total Income	1,968,678

Expenses:
Advisory and Sub-Advisory Fees (Note B)	810,509
Directors' and Officers' Fees	368,499
Administration Fees (Note C)	293,000
Legal Fees	185,070
Insurance Fees	117,012
Transfer Agent Fees (Note C)	80,001
Audit Fees	64,719
Printing Fees	45,702
Custodian Fees (Note F)	35,000
Registration and Filing Fees	10,001
Miscellaneous Expenses	27,210
Total Expenses	2,036,723
Net Investment Loss	(68,045)

Net Realized Gain (Loss) on:
Investments Sold	(453,806)
Futures Contracts	326,822
Net Realized Loss	(126,984)

Change in Unrealized Appreciation (Depreciation) on:
Investments	49,458,830
Futures Contracts	(38,310)
Change in Unrealized Appreciation	49,420,520
Total Net Realized Loss and Change in Unrealized Appreciation	49,293,536
Net Increase in Net Assets Resulting from Operations	$49,225,491

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
STATEMENT OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	March 31, 2010	March 31, 2009
Increase (Decrease) in Net Assets
Operations:
Net Investment Income (Loss)	$(68,045)	$1,549,337
Net Realized Loss	(126,984)	(18,102,927)
Change in Unrealized Appreciation (Depreciation)	49,420,520	(35,916,844)
Net Increase (Decrease) in Net Assets Resulting from Operations	49,225,491	(52,470,434)

Distributions:
Net Investment Income	(1,001,661)	(3,512,203)

Capital Transactions: (1)
Subscribed	1,976,000	5,190,000
Redeemed	(12,409,683)	(12,939,368)
Net Decrease in Net Assets from Capital Unit Transactions	(10,433,683)	(7,749,368)
Total Increase (Decrease) in Net Assets	37,790,147	(63,732,005)

Net Assets:
Beginning of Period	$133,704,629	$197,436,634
End of Period	$171,494,776	$133,704,629
Undistributed Net Investment Income Included in End of Period Net Assets	$512,179	$1,581,885

(1) Capital Transactions:
Units Subscribed	125.52	398.31
Units Redeemed	(801.28)	(976.08)
Net Decrease from Capital Unit Transactions	(675.76)	(577.77)
The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
STATEMENT OF CASH FLOWS

For the Year Ended
March 31, 2010
Cash Flows from Operating Activities:
Net increase in net assets resulting from operations	$49,225,491
Adjustments to Reconcile Net Increase in Net Assets from Operations to Net Cash provided from Operating Activities:
Purchase of investment securities	(37,551,231)
Proceeds from disposition of investment securities	48,062,549
Proceeds from short-term investment securities, net	1,096,758
Increase in receivable for investment securities sold	(2,376,084)
Decrease in dividends and interest receivable	23,475
Decrease in advance contribution to portfolio fund	2,000,000
Increase in prepaid insurance fee	(6,027)
Increase in receivable from unitholders	(4,431)
Decrease in receivable from portfolio funds	129,170
Increase in payable for investment securities purchased	1,257,061
Increase in advisory and sub-advisory fees payable	37,324
Increase in administration fees payable	7,433
Net change in variation margin	13,670
Increase in accrued expenses	18,690
Net accretion of discounts and premiums	46,220
Unrealized appreciation on securities	(49,458,830)
Net realized loss from investments	453,806
Net cash provided from operating activities	12,975,044

Cash Flows from Financing Activities:
Increase in units subscribed receivable	(420,000)
Decrease in units redeemed payable	(4,628,497)
Proceeds from units subscribed	1,976,000
Payment on units redeemed	(12,409,683)
Cash distributions paid	(1,001,661)
Net cash used in financing activities	(16,483,841)
Net decrease in cash	(3,508,797)

Cash:
Beginning balance	8,022,533
Ending balance	$4,513,736

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
FINANCIAL HIGHLIGHTS
FOR A UNIT OUTSTANDING THROUGHOUT THE PERIOD

	For the Year Ended March 31, 2010		For the Year Ended March 31, 2009	For the Year Ended March 31, 2008	For the Year Ended March 31, 2007	For the Period August 24, 2005 † to March 31, 2006
Net Asset Value, Beginning of Period	$12,013.46		$16,864.35	$17,432.97	$15,984.27	$15,000.00

Income from Investment Operations:
Net Investment Income (Loss)	(6.28	)(a)	133.32 (a)	281.66 (a)	227.76 (a)	64.03
Net Realized and Unrealized Gain (Loss)	4,487.82		(4,684.21)	(850.28)	1,470.94	920.24
Total from Investment Operations	4,481.54		(4,550.89)	(568.62)	1,698.70	984.27
Less Distributions from:
Net Investment Income	(90.00)		(300.00)	—	(250.00)	—
Net Asset Value, End of Period	$16,405.00		$12,013.46	$16,864.35	$17,432.97	$15,984.27

Total Return	37.56%		(27.49)%	(3.26)%	10.65%	6.56	%**

Ratios and Supplemental Data:
Net Assets, End of Period (in Thousands)	$171,495		$133,705	$197,437	$187,631	$159,327
Average Net Assets throughout the Period
(in Thousands)	$157,273		$170,364	$202,648	$174,763	$150,238
Ratio of Expenses to Average Net Assets	1.30%		1.17%	1.10%	1.20%	1.58	%*
Ratio of Net Investment Income
to Average Net Assets	(0.04)%		0.91%	1.58%	1.38%	0.70	%*
Portfolio Turnover Rate	25%		48%	63%	61%	51	%**

†	Commencement of investment operations.
(a)	The net investment income per unit data was determined by using average units outstanding throughout the period.
*	Annualized.
**	Not annualized.

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
NOTES TO FINANCIAL STATEMENTS
MARCH 31, 2010

Kiewit Investment Fund LLLP (the ‘‘Fund’’) is a Delaware limited liability limited partnership registered under the Investment Company Act of 1940, as amended (the ‘‘1940 Act’’), as a non-diversified, closed-end management investment company. The Fund is organized as an ‘‘employees’ securities company’’ under the 1940 Act and has received an order from the Securities and Exchange Commission exempting the Fund from certain provisions of the 1940 Act. The Fund commenced investment operations on August 24, 2005.

The Fund’s investment objective is long-term capital growth with consideration given to consistency of returns. There is no assurance that the Fund will achieve its investment objective.

The Fund is designed as a long-term investment vehicle primarily for current full-time and former employees of Peter Kiewit Sons’, Inc. (‘‘Kiewit’’) and its affiliated companies who are or were participants in the Kiewit Employee Ownership Plan or were holders of Kiewit’s $0.01 par value common stock and members of each such person’s immediate family.

A. Summary of Significant Accounting Policies: The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require the Fund to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. In June 2009, the Financial Accounting Standards Board (“FASB”) announced that effective for financial statements issued for interim and annual periods ending after September 15, 2009, FASB Accounting Standards CodificationTM (“ASC” or the “Codification”) would become the sole source of authoritative generally accepted accounting principles. Accordingly, these Notes to Financial Statements no longer contain references to pre-Codification accounting standards.

1. Security Valuation:

Some Fund securities are priced daily, but for purposes of determining Net Asset Value, all securities are priced on the last business day of each quarter. In computing net asset value, securities and assets of the Fund are valued at market value, if market quotations are readily available, or are valued at fair value as determined in accordance with procedures adopted by the Fund’s Board of Directors (the ‘‘Board’’). The Board has approved procedures pursuant to which the Fund may value its investments in private investment funds managed by third parties (‘‘Portfolio Funds’’) at fair value. As a general matter, the fair value of the Fund’s interest in a private investment fund represents the amount that the Fund believes it reasonably could expect to receive from a Portfolio Fund if the Fund’s interest were redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. The Fund’s valuation procedures require the Fund’s Valuation Committee, which consists of the investment adviser, Hall Capital Partners LLC (‘‘Hall Capital Partners’’ or the “Adviser’’) and the Fund officers, to consider all relevant information available at the time the Fund values its portfolio, including the most recent final or estimated value reported by the Portfolio Funds. The Valuation Committee will consider such information, including the possibility that redemption rights might be restricted or eliminated by the Portfolio Funds in the future in accordance with the underlying fund agreements, and may conclude in certain circumstances that the information provided by the portfolio manager of a Portfolio Fund does not represent the fair value of the Fund’s interest in the Portfolio Fund.

KIEWIT INVESTMENT FUND LLLP
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

2. Fair Value Measurements:

The Fund adopted ASC 820, “Fair Value Measurements and Disclosure”, which defines fair value as the “price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date.” In determining fair value, the fund uses various valuation approaches. ASC 820 establishes a fair value hierarchy for inputs used to measure fair value. The hierarchy gives the highest priority to adjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The fair value hierarchy is categorized into three levels based on the inputs as follows:

Level 1 – Quoted prices in active markets for identical assets

Level 2 – Other significant observable inputs (including quoted prices for similar securities)

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Partnerships and hedge funds with redemptions available monthly or quarterly are classified as Level 2, while investments with less frequent redemptions (i.e. semi-annual or annual) are classified as Level 3. In addition, partnerships and hedge funds may restrict redemptions under certain circumstances; however, as of March 31, 2010, none of the Fund’s partnership or hedge fund investments had restricted redemptions or unfunded commitments.

The following table summarizes the inputs used to value the Fund’s investments as of March 31, 2010 carried at value:

	Level 1 Quoted Prices	Level 2 Other Significant	Level 3 Significant
Investment Type		Observable Inputs	Unobservable Inputs	Total
Equity Investments
Common Stocks	$54,263,142	$–	$–	$54,263,142
Investment Companies	19,885,267	–	–	19,885,267
Partnerships	–	26,495,000	1,512,170	28,007,170
Alternative Assets
Hedge Funds	–	15,598,000	25,556,000	41,154,000
Fixed Income Investments
Certificate of Deposit	–	49,976	–	49,976
Corporate Bonds	–	8,439,440	–	8,439,440
U.S. Government Agency and
Mortgaged-Backed Securities	–	4,621,196	–	4,621,196
U.S. Treasury Securities	–	1,730,405	–	1,730,405
Other	–	1,049,067	–	1,049,067
Short-Term Investments	–	3,931,393	–	3,931,393
Other Financial Instruments*	6,537	–	–	6,537
Total	$74,154,946	$61,914,477	$27,068,170	$163,137,593

*Other financial instruments include futures.

KIEWIT INVESTMENT FUND LLLP
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The following table includes a roll forward of the amounts classified within Level 3 for the year ended March 31, 2010:

Investments in
Securities
Balance as of 3/31/09	$52,293,999
Realized loss	(1,124,280)
Unrealized gain	23,447,202
Purchases	6,000,000
Sales	(11,455,751)
Transfer out of Level 3	(42,093,000)
Balance as of 3/31/10	$27,068,170

For the year ended March 31, 2010, the total change in unrealized gain included in the change in net assets on Level 3 securities still held at year end was $9,911,921. Total unrealized gain (loss) for all securities (including Level 1 and Level 2) can be found on the accompanying Statement of Operations.

3. Futures:

Financial futures contracts (secured by cash and securities deposited with brokers as ‘‘initial margin’’) are valued based upon their quoted daily settlement prices; changes in initial settlement value (represented by cash paid to or received from brokers as ‘‘variation margin’’) are accounted for as unrealized appreciation (depreciation). When futures contracts are closed, the difference between the opening value at the date of purchase and the value at closing is recorded as realized gain or loss in the Statement of Operations. Variation margin payable (receivable) includes initial margin and variation margin, as stated in the Statement of Assets and Liabilities. Futures contracts may be used by the Fund in order to hedge against unfavorable changes in the value of securities or to attempt to realize profits from the value of the related securities. Futures contracts involve market risk that may exceed the amounts recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in the prices of securities relating to these instruments. The change in value of futures contracts primarily correlates with the value of their related securities, but may not precisely correlate with the change in value of such securities. In addition, there is the risk that the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

The Fund adopted the Codification, “Derivatives and Hedging: Overall” (ASC 815). Management has evaluated ASC 815 and determined that it will not have a material impact on the Fund’s financial statements. ASC 815 does, however, require the following disclosures about the Fund’s derivative and hedging activities for the year ended March 31, 2010.

Fair Value of Derivative Instruments for the year ended March 31, 2010
Derivatives not accounted for as hedging instruments under ASC 815: Equity Index Futures Contracts

Asset Derivatives:
Statements of Assets and Liabilities Location:
Unrealized Appreciation: $6,537*

*
Includes cumulative appreciation (depreciation) of futures contracts as reported in the Schedules of Investments. For futures contracts, only the current day's variation margin is reported within the asset and liability sections of the Statement of Assets and Liabilities.

KIEWIT INVESTMENT FUND LLLP
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

The Effect of Derivative Instruments on the Statements of Operations for the year ended March 31, 2010
Derivatives not accounted for as hedging instruments under ASC 815: Equity Index Futures Contracts
Location of Gain or (Loss) on Derivatives on the Statements of Operations: Net realized gain on
Futures contracts and Change in net unrealized depreciation on Futures contracts
Realized Gain on Derivatives Recognized in Income: $326,822
Change in Unrealized Depreciation on Derivatives Recognized in Income: $(38,310)

4. Real Estate Investment Trusts:

At March 31, 2010, the Fund held common stock real estate investment trusts (“REITs”) that are included in the Russell 3000 Index. REITs are real estate companies that pool investors’ funds for investment primarily in income-producing real estate or in real estate related loans (such as mortgages) or other interests.

5. Security Transactions and Investment Income:

Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

6. Expenses:

Operating expenses are allocated to the Fund daily on a pro rata basis.

7. Distributions:

Distributions to unitholders are recorded on the record date determined by the Board. The taxability of distributions is determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.

8. New Accounting Pronouncement:

In January 2010, FASB issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU No. 2010-06 will require reporting entities to make new disclosures about the amounts and reasons for significant transfers in and out of Level 1 and 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlement in the roll forward of activity in Level 3 fair value measures. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measurements, which are effective for fiscal years beginning after December 15, 2010. At this time, management is evaluating the implications of ASU No. 2010-06 and its impact on the financial statements has not been determined.

KIEWIT INVESTMENT FUND LLLP
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

B. Advisory and Sub-Advisory Fees: Hall Capital Partners serves as the Fund’s investment adviser and provides investment management services to the Fund. The Adviser is responsible for developing, implementing and supervising the Fund’s investment program, subject to the supervision of the Board.

On August 12, 2009, the Advisory Agreement was continued for a one-year term, and the Fund pays the Advisor an advisory fee of an annual percentage of 0.375% of the Fund’s net assets determined as of the end of each quarter. The Sub-Advisory Agreements were also continued for a one-year term. The Fund will pay each Sub-Adviser an advisory fee computed as a percentage of the Fund’s net assets allocated to such Sub-Adviser. The Sub-Advisers selected by the Board are: (1) Pzena Investment Management, LLC (‘‘PIM’’), which is responsible for a portion of the Fund’s active U.S. equity strategy, (2) Payden & Rygel, which is responsible for the Fund’s fixed income strategy, including managing the Fund’s cash account, and (3) SSgA Funds Management, Inc. (‘‘SSgA FM’’), which is responsible for managing the Fund’s Russell 3000 Index strategy.

As compensation for its investment advisory services, the Fund pays PIM a sub-advisory fee based on the average net assets managed by PIM, payable monthly, at the following annual rate: (i) 0.70% per annum on the first $25,000,000; (ii) 0.50% per annum on the next $75,000,000; (iii) 0.40% per annum on the next $200,000,000, and (iv) 0.35% per annum thereafter.

As compensation for its investment advisory services, the Fund pays Payden & Rygel a sub-advisory fee based on the average net assets managed by Payden & Rygel, payable monthly, at an annual rate of 0.15% for managing cash and equivalent assets, and 0.22% for managing fixed income assets on the first $50,000,000 and 0.15% per annum thereafter.

As compensation for its investment advisory services, the Fund pays SSgA FM a sub-advisory fee based on the average net assets managed by SSgA FM, payable monthly, of 0.08% of the first $50,000,000, 0.06% of the next $50,000,000, and 0.04% per annum thereafter. There is a minimum per annum fee of $50,000. As of April 1, 2010, Geode Capital Management, LLC has taken over management of the Fund’s Russell 3000 Index Strategy from SSgA FM.

The Fund invests in Portfolio Funds, and Portfolio Fund managers are compensated by asset-based fees and by performance fees or incentive allocations. These fees and allocations are not paid directly by the Fund. Rather, each Portfolio Fund deducts such fees directly from its assets.

C. Administration Fees: Under the terms of an administration agreement with the Fund, J.P. Morgan Investor Services Co. (‘‘JPMorgan’’) provides transfer agent, tax, accounting and administrative services to the Fund. In consideration for these services, the Fund paid JPMorgan a fee of $373,001 for the year ended March 31, 2010.

D. Distributor: Limited Partnership Units of the Fund (‘‘Units’’) are distributed by Quasar Distributors, LLC (the ‘‘Distributor’’). Kiewit pays the Distributor for its services in connection with the offering of Units.

E. Investment Professional: Linsco Private Ledger Corp., through its investment adviser representatives at Carson Wealth Management Group (the ‘‘Investment Professional’’), has been retained to be available to consult with each potential investor. Before any prospective investor may invest in the Fund, the Fund will require the following certifications, among others, from the investor: (1) the prospective investor is aware of the availability of the Investment Professional for personal consultation without charge to the potential investor or the Fund, and (2) the potential investor had the opportunity to consult with the Investment Professional to the extent that he or she deemed appropriate. The fees and expenses of the Investment Professional relating to investing in the Fund are paid by Kiewit.

KIEWIT INVESTMENT FUND LLLP
NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

F. Custodian Fees: JPMorgan Chase Bank, N.A., an affiliate of JPMorgan, serves as the Fund’s custodian and maintains custody of the Fund’s assets. In consideration for these services, the Fund paid JPMorgan Chase Bank, N.A. a fee of $35,000 for the year ended March 31, 2010.

G. Federal Income Taxes: The Fund is a limited liability limited partnership and does not pay U.S. Federal income tax on its taxable income. Instead, the income, gain, loss and deduction of the Fund are allocated among the limited partners and Kiewit Investment Holdings Inc., the general partner for tax purposes. Accordingly, no provision has been made for U.S. Federal income tax in the accompanying financial statements.

The Fund adopted the Codification, “Income Taxes” (ASC 740). As of March 31, 2010, this did not result in an impact to the Fund’s financial statements.

H. Purchases and Sales: During the year ended March 31, 2010, the Fund’s cost of purchases and proceeds from sales totaled $31,829,879 and $40,445,464, respectively, of investment securities other than long-term U.S. Government securities. For the year ended March 31, 2010, cost of purchases and proceeds from sales of long-term U.S. Government securities were $5,721,352 and $7,617,085 respectively.

At March 31, 2010, cost and unrealized appreciation for U.S. Federal income tax purposes of the investments of the Fund were estimated as follows:

	Unrealized	Unrealized	Net Unrealized
Cost	Appreciation	(Depreciation)	Appreciation
$136,850,685	$31,560,566	$(5,280,195)	$26,280,371

I. Concentration Risk: The Fund may concentrate its investments in issuers of one or more particular industries. There is a risk that those issuers (or industry sector) will perform poorly and negatively impact the Fund. Concentration risk results from maintaining exposure to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that the Fund will be more susceptible to the risks associated with that industry than a fund that does not concentrate its investments.

J. Other: At March 31, 2010, the Fund had one Unitholder who controlled more than 10% of the outstanding Units. The aggregate percentage of Units held by this Unitholder was 45.8%.

K. Indemnification: In the normal course of business the Fund enters into contracts that contain a variety of representations which provide general indemnifications. The Fund’s maximum exposure under these arrangements cannot be known; however, the Fund expects any risk of loss to be remote.

L. Subsequent Event: Subsequent events occurring after the date of this report have been evaluated for potential impact to this report through the date the report was issued.

KIEWIT INVESTMENT FUND LLLP
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Unitholders and Board of Directors
Kiewit Investment Fund LLLP:

We have audited the accompanying statement of assets and liabilities, including the summary schedule of investments, of the Kiewit Investment Fund LLLP as of March 31, 2010, and the related statements of operations and cash flows for the year then ended, the statement of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended and for the period from August 24, 2005 (commencement of operations) to March 31, 2006. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the auditing standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2010, by correspondence with the custodian and brokers, or by other appropriate auditing procedures when replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Kiewit Investment Fund LLLP as of March 31, 2010, and the results of its operations and cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended and the period from August 24, 2005 (commencement of operations) to March 31, 2006, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts
May 19, 2010

KIEWIT INVESTMENT FUND LLLP
BASIS FOR APPROVAL OF INVESTMENT SUB-ADVISORY CONTRACT (UNAUDITED)
MARCH 31, 2010

At an in-person meeting held on February 16, 2010, the Board, with the assistance of Fund counsel, considered the approval of an Investment Sub-Advisory Agreement (the “Geode Agreement”) among Kiewit Investment Fund LLLP (the “Fund”), Hall Capital Partners LLC (“Hall Capital” or the “Adviser”) and Geode Capital Management, LLC (“Geode”).

With respect to the Geode Agreement, the Board reviewed a variety of factors and considered a significant amount of information covering a range of issues. There were several discussions among the Directors, Fund management and Fund counsel leading up to the meeting of the Board on February 16. The following discussion is not intended to be all-inclusive.

In view of the broad scope and variety of the information reviewed, the Board did not find it practicable to make specific assessments of, quantify, or otherwise assign relative weights to the specific factors considered in reaching its conclusions and determinations to approve the Geode Agreement. The Board did not identify any particular information that was all-important or controlling. The approval determinations were made on the basis of each Director’s business judgment after consideration of all of the factors believed to be relevant, although individual Directors may have given different weights to certain factors and assigned various degrees of materiality to conclusions made.

In preparation for the February 16, 2010 meeting, the Board members discussed the appointment of Geode and held discussions with the Adviser regarding other potential sub-adviser candidates. The Board appointed one Director to lead the process of requesting and gathering information from Geode and coordinating the overall process in connection with the approval of the Geode Agreement. At the request of the Board, counsel to the Fund prepared a list of questions and requests for information from Geode designed to help elicit the information necessary to assist the Directors in their evaluation. During the period leading up to the meeting, this Director held discussions with the Adviser and Geode as deemed necessary and reported to the Board. The Board received written information from Geode prior to the meeting.

At the in-person meeting on February 16, 2010, the Board evaluated, among other things, the information provided by Geode as well as the content of a discussion held with representatives of the Adviser and Geode and answers to questions posed by the Board to these representatives. In response to specific requests from the Directors, Geode furnished information concerning a variety of matters, including (1) details concerning the nature, extent and quality of the services to be provided by Geode; (2) information regarding sub-advisory fees charged by Geode to other accounts; (3) an assessment as to whether any economies of scale might exist in connection with the operation of the Fund; and (4) information concerning potential direct or indirect benefits that might be received by Geode or its respective affiliates as a result of its relationship with the Fund. The Board also received information from Geode regarding Geode’s investment management processes and its experience in managing index strategies for registered investment companies.

Below is a discussion of certain information evaluated by the Board as well as the Board’s conclusions with respect to the Geode Agreement presented to the Board for approval.

Nature, Extent and Quality of Services To Be Provided by Geode

The Board reviewed the nature, quality and extent of services to be provided by Geode. In making its evaluation with respect to the Geode Agreement, the Board considered that under the Geode Agreement, Geode would be responsible for managing a portion of the Fund’s assets, including the purchase, retention and disposition of the investments, securities and cash contained in its portion of the portfolio, in accordance with the Fund’s investment objective and strategies as stated in its Prospectus and Statement of Additional Information. In connection with these responsibilities and duties, the Board considered the fact that Geode would be responsible for (1) providing investment research and supervision of the Fund’s investments and conducting a continuous program

KIEWIT INVESTMENT FUND LLLP
BASIS FOR APPROVAL OF INVESTMENT SUB-ADVISORY CONTRACT (UNAUDITED)(CONTINUED)
MARCH 31, 2010

of investment evaluation; (2) furnishing Hall Capital or the Fund with statistical information with respect to its investments as requested; (3) apprising the Fund of any important material developments and furnishing the Fund with such information as it believes is appropriate for this purpose; and (4) implementing all purchases and sales of investments for the portion of Fund assets it advises in a manner consistent with its policies.

In reviewing the scope of these services, the Board considered Geode’s investment philosophy and experience, noting the resources available to Geode and the level of staffing proposed to support the Fund. The Board reviewed Geode’s current financial condition, its lines of business, and experience with other funds registered under the Investment Company Act of 1940. The Board further took into account that Geode does not serve as investment adviser for other registered investment companies with substantially the same investment objectives and strategies; therefore, directly comparable performance information was generally not available and of potentially limited relevance. The Board also considered Geode’s compliance program and its compliance record with respect to the funds it currently manages.

Taking into consideration the Adviser’s evaluation and recommendation of the approval of the Geode Agreement, the Board concluded that the services to be provided by Geode under the Geode Agreement were satisfactory.

Sub-Adviser Performance, Fees and Total Expenses

The Board considered the sub-advisory fees to be paid by the Fund to Geode. To assist the Board in its evaluation, the Board reviewed information provided by Lipper, Inc. (“Lipper”), an independent consultant. The Lipper report compared fee information for Geode, including contractual management fees and total Fund operating expenses, to fees for a group of funds that Lipper determined were generally comparable to the Fund (the “Comparable Group”). In support of its review of the statistical information, the Board was previously provided with a description of the methodology used by Lipper to determine the Comparable Group and to prepare this information. The Board considered the fact that funds determined by Lipper to constitute the Comparable Group might have differing investment objective classifications, investment focuses and other characteristics than the Fund. The Board further noted that due to the limitations in providing comparable funds, the statistical information may or may not provide meaningful direct comparisons to the Fund. When measured against the Comparable Group, the Board noted that Geode’s contractual fee rate for managing the Fund’s passive U.S. equity investments was below the average rate. The Board also evaluated information it received from Geode regarding accounts it manages for other clients that might be comparable to the Fund and the fees charged to those accounts. The Board reviewed the Fund’s expense structure in light of the complexity of the Fund and its operations. The Board also considered the fact that the proposed fee rate under the Geode Agreement contained breakpoints that reduced the fee rate as the assets managed by Geode for the Fund increased.

In addition to reviewing the fees and expenses, the Board noted that it regularly reviews the Fund’s performance. The Board considered Geode’s substantial investment advisory experience and capabilities, but noted that Geode’s future performance could not be predicted.

Based on this review, the Board concluded that the investment sub-advisory fee rate for Geode and expense levels of the Fund were satisfactory for the purposes of approving the Geode Agreement.

Costs of Services Provided and Profitability

The Board requested information with respect to the potential costs of services to be provided by Geode in providing subadvisory services. The Board also reviewed information provided by Geode with respect to any indirect benefits which could be received as a result of a relationship with the Fund. It was noted that it was not possible to predict at this time how Geode’s relationship with

KIEWIT INVESTMENT FUND LLLP
BASIS FOR APPROVAL OF INVESTMENT SUB-ADVISORY CONTRACT (UNAUDITED)(CONTINUED)
MARCH 31, 2010

the Fund would affect is profitability. The Board considered Geode’s brokerage policies, including any benefits received from brokerage arrangements. The Board also considered that Geode may receive intangible benefits such as enhanced name recognition and the ability of Geode to market its experience managing accounts with mandates similar to the investment strategy of the Fund.

The Board concluded that the benefits which could be derived by Geode were reasonable and consistent with the types of benefits generally derived by a sub-adviser to a closed-end management investment company. The Board noted that it expected to receive profitability information from Geode on approximately an annual basis and thus be in a position to evaluate whether any adjustments in Fund fees would be appropriate.

Economies of Scale

The Board considered whether there is potential for future realization of economies of scale with respect to an investment sub-advisory relationship with Geode. The Board took into account the existence of breakpoints in the Geode Agreement that reduced the fee rate as the assets managed by Geode for the Fund increased. The Board also considered the limitations on the ability of the Fund’s units to be distributed beyond the universe of the eligible investors permitted by its status as an employees’ securities company and the effect that would have on raising the Fund’s asset level.

The Board, recognizing its responsibility to consider this issue from time to time, concluded that the structure of the fee rate, including the breakpoints, currently reflected appropriate sharing of potential economies of scale with the Fund’s shareholders. The Board also noted that it expected to consider economies of scale from time to time and thus be in a position to evaluate additional economies of scale, if any, going forward. The Board concluded that the advisory fee structure with respect to the Geode Agreement was reasonable.

Other Potential Benefits to Geode

The Board reviewed the information provided by Geode with respect to potential benefits Geode may realize from its relationship with the Fund. The Board noted that Geode may receive brokerage or research services (i.e., soft dollars) in connection with the execution of portfolio transactions for the Fund with broker-dealers. The Board also considered the fact that Geode may realize benefits attributable to the use of shared facilities and personnel in managing the assets of the Fund and other clients of Geode. The Board also noted that Geode’s relationship with the Fund may enhance Geode’s name recognition and reputation, potentially facilitating the marketing of Geode’s services to other accounts.

The Board concluded that the benefits which could be derived by Geode were reasonable and consistent with the types of benefits generally derived by a sub-adviser to a closed-end management investment company.

Conclusion

The Board examined the totality of the information they were provided in advance of the February 16, 2010 meeting, and information they received at the November 10, 2009 meeting, and did not identify any single factor discussed previously as controlling. Based on this analysis, at the February 16, 2010 meeting, the Board having requested and received such information from Geode as the Board believed to be reasonably necessary to evaluate the terms of the Geode Agreement, unanimously approved the Geode Agreement for a two year period and further unanimously approved the fee rate payable to Geode as set forth in the Geode Agreement.

KIEWIT INVESTMENT FUND LLLP
DIRECTORS AND OFFICERS

The Fund’s Board has the responsibility for the overall management of the Fund, including general supervision and review of the Fund’s investment activities and their conformity with Delaware law and stated policies of the Fund. The Board elects the officers of the Fund who are responsible for administering the Fund’s day-to-day operations. The Directors and Officers of the Fund, together with information as to their principal business occupation during the last five years, and other information are shown below.

Name; Position(s) Held with Fund; Term of Office; Length of Time Served; Year of Birth	Principal Occupation(s) During Past Five Years; Other Outside Directorships
Robert D. Bates Director, Chairman of Audit Committee Indefinite; since June 2005 1941
President of Jefferson Pilot Benefit Partners for more than the last five years and consultant to Lincoln National Corporation. Retired from Lincoln National Corporation 9/30/2006, presently a consultant and investor.

Other Directorships: McCarthy Group, LLC, MarketSphere Consulting, LLC, TNE Holdings, LLC, Briggs, Inc. of Omaha

Richard L. Jarvis Director* Indefinite; since November 2008 1949
Chief Investment Officer of McCarthy Group Advisors, LLC since March 1987; Portfolio Manager of McCarthy Multi-Cap Stock Fund since inception in August 2001; Portfolio Manager of MGA Long-Short LP since inception in August 2007.

Other Directorships: McCarthy Group Advisors, LLC

Philip J. Ruden Chairman of the Board, Member of Audit Committee Annual; since September 2004 1959
Executive Vice-President and Chief Investment Officer of Father Flanagan's Boys’ Home; founded Prodigy Asset Management, LLC in 1991. Prodigy is an SEC registered investment adviser that fulfills the Chief Investment Officer role for endowments, foundations, high net worth families, and institutional clients.

Other Directorships: None

Kenneth E. Stinson Director Indefinite; since September 2004 1942	Director and Chairman of the Board of Peter Kiewit Sons’, Inc. since 1998. Other Directorships: ConAgra Foods, Inc., McCarthy Group, LLC and Valmont Industries, Inc.
Robert L. Giles, Jr. Chief Executive Officer, Chief Compliance Officer Annual; since March 2005 1952
Retired from Peter Kiewit Sons’, Inc. (Kiewit) in 1997 after 20 years as Stock Registrar, Internal Audit Manager; Director of Administration for Kiewit Industrial Co.; consultant for Kiewit on various projects since 1999.

Denise A. Meredith Chief Financial Officer Annual; since May 2005 1955
Formerly employed by Peter Kiewit Sons’, Inc. (Kiewit) for 20 years as Accounting Supervisor; formerly employed by Universal Restoration, Inc. as Business Manager from May 2004 to July 2007; consultant for Universal Restoration, Inc. from July 2007 to March 2008.

Timothy Walsh Secretary Annual; since February 2010 1974	Vice President and Assistant General Counsel for JPMorgan Chase Bank, N.A. (April 2008 to present); Vice President and Counsel for State Street Bank And Trust Company (December 2004 to April 2008).

The address of each director and officer is Kiewit Plaza, Omaha, NE 68131.
*Effective 5/18/2010, Mr. Jarvis was appointed as a Member of the Audit Committee.

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Kiewit Investment Fund LLLP

<u>Directors</u>
Philip J. Ruden
Chairman of the Board
Robert D. Bates
Richard L. Jarvis
Kenneth E. Stinson

<u>Executive Officers</u>
Robert L. Giles, Jr.
President, Chief Executive Officer and Chief Compliance Officer
Denise A. Meredith
Treasurer and Chief Financial Officer
Timothy Walsh
Secretary

<u>Investment Adviser</u>
Hall Capital Partners LLC
One Maritime Plaza, 5th Floor
San Francisco, CA 94111

<u>Administrator and Transfer Agent</u>
J.P. Morgan Investor Services Co.
One Beacon Street
Boston, MA 02108

<u>Custodian</u>
JPMorgan Chase Bank, N.A.
270 Park Avenue
New York, NY 10017

<u>Legal Counsel</u>
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, NY 10019-6099

<u>Independent Registered Public Accounting Firm</u>
KPMG LLP
Two Financial Center
60 South Street
Boston, MA 02111

<u>Distributor</u>
Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, WI 53202

This report is only for distribution to Unitholders of Kiewit Investment Fund LLLP. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of the Fund's Units will fluctuate so that Units, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Kiewit Investment Fund LLLP will file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Form N-Q will be available on the SEC's Web site at http://www.sec.gov. The Fund's Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

You may obtain a description of the Fund's (1) proxy voting policies, (2) proxy voting procedures and (3) information regarding how the Fund voted any proxies related to portfolio securities for the 12 months ended June 30, 2009, without charge, upon request by contacting the Fund directly at 1-800-443-4306 or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

This report is authorized for distribution only when preceded or accompanied by a prospectus which describes in detail the Fund's investment policies, risks, fees, and expenses. Please read the prospectus carefully before you invest or send money. Additional information about the Fund is available without charge, upon written or oral request, by contacting Kiewit Investment Fund LLLP at:

P.O. Box 5354, Cincinnati, OH 45201-5354
Phone: (800) 443-4306
E-mail: KIF_info@jpmorgan.com

World Wide Web: kiewitinvestmentfund.com

Item 2. Code of Ethics.

As of the end of the period, March 31, 2010, the registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. During the period covered by this report, no substantive amendments were made to the code of ethics. During the period covered by this report, the registrant did not grant any waivers, including any implicit waivers, from any provision of the Code of Ethics. A copy of the code of ethics is available without charge upon request by calling toll-free 1-800-443-4306.

Item 3. Audit Committee Financial Expert.

The Board of Directors has determined that Robert D. Bates is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. Bates is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Aggregate fees for professional services rendered for Kiewit Investment Fund LLLP by KPMG LLP for the years ended March 31, 2009 and March 31, 2010 were:

	2009	2010
Audit Fees (a)	$61,500	$62,000
Audit Related Fees (b)	0	0
Tax Fees (c)	0	0
All Other Fees (d)	0	0
Total:	$61,500	$62,000

(a)
Audit Fees: These fees relate to professional services rendered by KPMG LLP for the audits of the Fund’s annual financial statements or services normally provided by the independent registered public accounting firm in connection with statutory and regulatory filing or engagements.  These services include the audits of the financial statements of the Fund, issuance of consents, income tax provision procedures and assistance with review of documents filed with the SEC.

(b)	Audit Related Fees: These fees relate to assurance and related services by KPMG LLP related to audit services in connection with March 31, 2009 and March 31, 2010 annual financial statements.

(c)
Tax Fees: These fees relate to professional services rendered by KPMG LLP for tax compliance, tax advice and tax planning.  The tax services provided by KPMG LLP related to the preparation of the Fund’s federal and state income tax returns, excise tax calculations and returns, and a review of the Fund’s calculations of capital gain and income distributions.

(d)	All Other Fees: These fees relate to products and services provided by KPMG LLP other than those reported under “Audit Fees,” “Audit-Related Fees,” and “Tax Fees” above.

(e)(1)
The registrant's Audit Committee Charter provides that the Audit Committee has the duty and power to pre-approve audit and non-audit services provided by the independent registered public accounting firm as required by law; provided, however, that the Chairman of the Audit Committee shall have the authority to grant pre-approvals of audit and non-audit services subject to the requirement that any such pre-approval shall be presented to the full Audit Committee at its next scheduled meeting.

(e)(2)	Disclose the percentage of services described in each of paragraphs (b) through (d) listed above that were approved by the audit committee: 0%.

(f)
If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees:  N/A.

(g)
Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended March 31, 2009 and March 31, 2010:  $0 and $0.

(h)
The registrant's audit committee has considered that the provision of non-audit services that were rendered to the registrant's investment adviser and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Investments

(a)	Schedule I –

Investments in Securities of Unaffiliated Issuers.

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2010

	Shares	Fair
		Value
EQUITY INVESTMENTS (59.5%)
Common Stocks (Active & Passive Domestic Equities) (31.6%)
Consumer Discretionary — 3.8%
99 Cents Only Stores*	100	$1,630
Aaron Rents, Inc.	200	6,668
Abercrombie & Fitch Co., Class A	253	11,547
Advance Auto Parts, Inc.	300	12,576
Aeropostale, Inc.*	300	8,649
AFC Enterprises, Inc.*	100	1,073
Amazon.com, Inc.*	1,037	140,752
Ambassadors Group, Inc.	100	1,105
American Eagle Outfitters, Inc.	500	9,260
American Greetings Corp., Class A	200	4,168
American Public Education, Inc.*	72	3,355
Ameristar Casinos, Inc.	100	1,822
AnnTaylor Stores Corp.*	200	4,140
Apollo Group, Inc., Class A*	392	24,026
Arbitron, Inc.	100	2,666
ArvinMeritor, Inc.*	381	5,086
Ascent Media Corp., Class A*	55	1,499
Audiovox Corp., Class A*	100	778
Autoliv, Inc.*	260	13,398
AutoNation, Inc.*	347	6,274
AutoZone, Inc.*	99	17,136
Bally Technologies, Inc.*	192	7,784
Barnes & Noble, Inc.	100	2,162
Bebe Stores, Inc.	100	890
Bed Bath & Beyond, Inc.*	800	35,008
Best Buy Co., Inc.	1,113	47,347
Big 5 Sporting Goods Corp.	100	1,522
Big Lots, Inc.*	300	10,926
BJ's Restaurants, Inc.*	100	2,330
Blue Nile, Inc.*	40	2,201
Bluegreen Corp.*	100	327
Blyth, Inc.	25	781
Bob Evans Farms, Inc.	100	3,091
BorgWarner, Inc.*	384	14,661
Brinker International, Inc.	390	7,519
Brink's Home Security Holdings, Inc.*	200	8,510
Brown Shoe Co., Inc.	225	3,483
Brunswick Corp.	347	5,542
Buckle, Inc./The	50	1,838
Buffalo Wild Wings, Inc.*	100	4,811
Build-A-Bear Workshop, Inc.*	100	712
Burger King Holdings, Inc.	300	6,378
Cabela's, Inc.*	120	2,099
Cablevision Systems Corp., Class A	767	18,515
California Pizza Kitchen, Inc.*	150	2,518
Callaway Golf Co.	300	2,646
Capella Education Co.*	44	4,085
Career Education Corp.*	260	8,226
CarMax, Inc.*	700	17,584
Carnival Corp.	1,420	55,210
Carter's, Inc.*	200	6,030
Cato Corp./The, Class A	100	2,144
CBS Corp., Class B	1,986	27,685
CEC Entertainment, Inc.*	100	3,809
Central European Media Enterprises Ltd., Class A*	139	4,074
Charming Shoppes, Inc.*	400	2,184
Cheesecake Factory, Inc./The*	200	5,412
Chico's FAS, Inc.	700	10,094
Children's Place Retail Stores, Inc./The*	100	4,455
Chipotle Mexican Grill, Inc.*	101	11,380
Choice Hotels International, Inc.	100	3,481
Christopher & Banks Corp.	100	800
CKE Restaurants, Inc.	200	2,214
CKX, Inc.*	100	613
Coach, Inc.	1,018	40,231
Coinstar, Inc.*	100	3,250
Collective Brands, Inc.*	200	4,548
Comcast Corp., Class A	9,047	170,265
Cooper Tire & Rubber Co.	233	4,432
Corinthian Colleges, Inc.*	300	5,277
Cracker Barrel Old Country Store, Inc.	110	5,102
Dana Holding Corp.*	600	7,128
Darden Restaurants, Inc.	400	17,816
Deckers Outdoor Corp.*	51	7,038
Denny's Corp.*	300	1,152
DeVry, Inc.	262	17,082
Dick's Sporting Goods, Inc.*	300	7,833
Dillard's, Inc., Class A	200	4,720
DineEquity, Inc.*	100	3,953
DIRECTV, Class A*	3,111	105,183
Discovery Communications, Inc., Class C*	950	27,939
DISH Network Corp., Class A	640	13,325
Dollar General Corp.*	100	2,525
Dollar Tree, Inc.*	300	17,766
Domino's Pizza, Inc.*	100	1,364
DR Horton, Inc.	900	11,340
DreamWorks Animation SKG, Inc., Class A*	200	7,878
Dress Barn, Inc.*	247	6,461
Drew Industries, Inc.*	100	2,202
DSW, Inc., Class A*	100	2,553
Eastman Kodak Co.*	1,100	6,369
Ethan Allen Interiors, Inc.	100	2,063
EW Scripps Co., Class A*	133	1,124
Expedia, Inc.	612	15,276
Family Dollar Stores, Inc.	400	14,644
Federal Mogul Corp.*	80	1,469
Finish Line, Inc./The, Class A	133	2,171
Foot Locker, Inc.	600	9,024
Ford Motor Co.*	10,038	126,178
Fortune Brands, Inc.	1,460	70,825
Fossil, Inc.*	200	7,548
Fred's, Inc., Class A	100	1,198
GameStop Corp., Class A*	520	11,393
Gannett Co., Inc.	900	14,868
Gap, Inc./The	1,500	34,665
Garmin Ltd.	400	15,392
Gaylord Entertainment Co.*	140	4,101
Genesco, Inc.*	100	3,101
Gentex Corp.	500	9,710
Genuine Parts Co.	500	21,120
Goodyear Tire & Rubber Co./The*	800	10,112
Great Wolf Resorts, Inc.*	120	382
Group 1 Automotive, Inc.*	100	3,186
Guess?, Inc.	220	10,336
Gymboree Corp.*	100	5,163
H&R Block, Inc.	1,000	17,800
Hanesbrands, Inc.*	330	9,181
Harley-Davidson, Inc.	850	23,859
Harman International Industries, Inc.*	200	9,356
Hasbro, Inc.	400	15,312
Helen of Troy Ltd.*	100	2,606
Hibbett Sports, Inc.*	150	3,837
Hillenbrand, Inc.	300	6,597
Historic TW, Inc.	3,771	117,919
Home Depot, Inc.	9,663	312,598
HOT Topic, Inc.*	200	1,300
HSN, Inc.*	140	4,122
Hyatt Hotels Corp., Class A*	100	3,896
Iconix Brand Group, Inc.*	400	6,144
Interactive Data Corp.	100	3,200
International Game Technology	900	16,605
International Speedway Corp., Class A	100	2,577
Interpublic Group of Cos., Inc./The*	1,520	12,646
Interval Leisure Group, Inc.*	140	2,038
Isle of Capri Casinos, Inc.*	100	778
ITT Educational Services, Inc.*	119	13,385
J. Crew Group, Inc.*	200	9,180
J.C. Penney Co., Inc.	17,045	548,338
Jack in the Box, Inc.*	114	2,685
Jackson Hewitt Tax Service, Inc.*	100	200
Jakks Pacific, Inc.*	100	1,305
Jarden Corp.	300	9,987
Jo-Ann Stores, Inc.*	100	4,198
John Wiley & Sons, Inc., Class A	100	4,328
Johnson Controls, Inc.	2,091	68,982
Jones Apparel Group, Inc.	324	6,162
JoS. A. Bank Clothiers, Inc.*	25	1,366
Journal Communications, Inc., Class A*	130	546
KB Home	300	5,025
Kohl's Corp.*	1,000	54,780
Krispy Kreme Doughnuts, Inc.*	200	804
K-Swiss, Inc., Class A*	100	1,046
Lamar Advertising Co., Class A*	200	6,870
Landry's Restaurants, Inc.*	100	1,792
Las Vegas Sands Corp.*	1,012	21,404
La-Z-Boy, Inc.*	200	2,508
Leapfrog Enterprises, Inc.*	100	655
Leggett & Platt, Inc.	600	12,984
Lennar Corp., Class A	500	8,605
Liberty Global, Inc., Class A*	860	25,078
Liberty Media Corp. - Capital, Series A*	261	9,493
Liberty Media Corp. - Interactive, Class A*	1,935	29,625
Liberty Media Corp. - Starz, Series A*	164	8,967
Life Time Fitness, Inc.*	160	4,496
Limited Brands, Inc.	780	19,204
LIN TV Corp., Class A*	60	345
Live Nation Entertainment, Inc.*	425	6,162
Liz Claiborne, Inc.*	500	3,715
LKQ Corp.*	500	10,150
Lowe's Cos., Inc.	4,649	112,692
Lululemon Athletica, Inc.*	161	6,681
Macy's, Inc.	1,393	30,326
Madison Square Garden, Inc., Class A*	191	4,150
Magna International, Inc., Class A*	5,625	347,906
Marcus Corp.	100	1,299
Marriott International, Inc., Class A	1,009	31,804
Mattel, Inc.	1,200	27,288
Matthews International Corp., Class A	100	3,550
McClatchy Co./The, Class A*	1	5
McDonald's Corp.	3,575	238,524
McGraw-Hill Cos., Inc./The	1,000	35,650
MDC Holdings, Inc.	100	3,461
Mediacom Communications Corp., Class A*	200	1,190
Men's Wearhouse, Inc./The	100	2,394
Meredith Corp.	100	3,441
Meritage Homes Corp.*	128	2,688
MGM Mirage*	500	6,000
Midas, Inc.*	100	1,128
Mohawk Industries, Inc.*	160	8,701
Monro Muffler Brake, Inc.	100	3,576
Morningstar, Inc.*	100	4,809
Movado Group, Inc.*	100	1,128
Multimedia Games, Inc.*	100	390
National CineMedia, Inc.	200	3,452
NetFlix, Inc.*	200	14,748
New York Times Co./The, Class A*	300	3,339
Newell Rubbermaid, Inc.	900	13,680
News Corp., Class A	7,240	104,328
NIKE, Inc., Class B	1,137	83,569
Nordstrom, Inc.	480	19,608
NutriSystem, Inc.	100	1,781
NVR, Inc.*	19	13,803
O'Charleys, Inc.*	100	894
Office Depot, Inc.*	1,009	8,052
OfficeMax, Inc.*	298	4,893
Omnicom Group, Inc.	13,924	540,390
Orbitz Worldwide, Inc.*	219	1,557
O'Reilly Automotive, Inc.*	385	16,058
Orient-Express Hotels Ltd., Class A*	308	4,367
P.F. Chang's China Bistro, Inc.*	100	4,413
Panera Bread Co., Class A*	100	7,649
Papa John's International, Inc.*	100	2,571
Penn National Gaming, Inc.*	200	5,560
Penske Auto Group, Inc.*	200	2,884
PEP Boys-Manny Moe & Jack	200	2,010
PetSmart, Inc.	400	12,784
Phillips-Van Heusen Corp.	200	11,472
Pier 1 Imports, Inc.*	400	2,548
Pinnacle Entertainment, Inc.*	280	2,727
Polaris Industries, Inc.	100	5,116
Polo Ralph Lauren Corp.	149	12,671
Pool Corp.	200	4,528
priceline.com, Inc.*	148	37,740
PRIMEDIA, Inc.	83	286
Pulte Group, Inc.*	1,040	11,700
RadioShack Corp.	500	11,315
RCN Corp.*	100	1,508
Regal Entertainment Group, Class A	200	3,514
Regis Corp.	200	3,736
Rent-A-Center, Inc.*	200	4,730
Retail Ventures, Inc.*	88	837
Ross Stores, Inc.	400	21,388
Royal Caribbean Cruises Ltd.*	400	13,196
Ryland Group, Inc.	200	4,488
Saks, Inc.*	479	4,119
Sally Beauty Holdings, Inc.*	300	2,676
Scholastic Corp.	100	2,800
Scientific Games Corp., Class A*	120	1,690
Scripps Networks Interactive, Inc., Class A	300	13,305
Sears Holdings Corp.*	160	17,349
Service Corp. International/US	1,000	9,180
Sherwin-Williams Co./The	6,375	431,460
Shuffle Master, Inc.*	100	819
Signet Jewelers Ltd.*	300	9,702
Sinclair Broadcast Group, Inc., Class A*	200	1,016
Skechers U.S.A., Inc., Class A*	100	3,632
Sonic Automotive, Inc., Class A*	80	880
Sonic Corp.*	200	2,210
Sotheby's	200	6,218
Speedway Motorsports, Inc.	100	1,561
Stage Stores, Inc.	150	2,308
Stanley Black & Decker, Inc.	480	27,557
Staples, Inc.	2,270	53,095
Starbucks Corp.*	2,348	56,986
Starwood Hotels & Resorts Worldwide, Inc.	606	28,264
Steak N Shake Co./The*	5	1,906
Steiner Leisure Ltd.*	100	4,432
Steven Madden Ltd.*	50	2,440
Stewart Enterprises, Inc., Class A	400	2,500
Strayer Education, Inc.	44	10,715
Superior Industries International, Inc.	100	1,608
Target Corp.	2,400	126,240
Tempur-Pedic International, Inc.*	300	9,048
Tenneco, Inc.*	191	4,517
Texas Roadhouse, Inc.*	200	2,778
Thor Industries, Inc.	100	3,021
Tiffany & Co.	400	18,996
Timberland Co./The, Class A*	200	4,268
Time Warner Cable, Inc.	1,111	59,227
TJX Cos., Inc./The	1,300	55,276
Toll Brothers, Inc.*	400	8,320
Tractor Supply Co.	100	5,805
True Religion Apparel, Inc.*	100	3,036
TRW Automotive Holdings Corp.*	219	6,259
Tupperware Brands Corp.	200	9,644
Under Armour, Inc., Class A*	100	2,941
Universal Technical Institute, Inc.*	100	2,282
Urban Outfitters, Inc.*	400	15,212
V.F. Corp.	278	22,282
Vail Resorts, Inc.*	80	3,207
Valassis Communications, Inc.*	194	5,399
Viacom, Inc., Class B*	1,724	59,271
Virgin Media, Inc.	900	15,534
Walt Disney Co./The	6,009	209,774
Warnaco Group, Inc./The*	200	9,542
Washington Post Co./The, Class B	19	8,439
Weight Watchers International, Inc.	105	2,681
Wendy's/Arby's Group, Inc., Class A	1,163	5,815
Whirlpool Corp.	235	20,504
Williams-Sonoma, Inc.	400	10,516
WMS Industries, Inc.*	150	6,291
Wolverine World Wide, Inc.	200	5,832
Wyndham Worldwide Corp.	600	15,438
Wynn Resorts Ltd.	255	19,337
Yum! Brands, Inc.	1,500	57,495
		6,436,537
Consumer Staples — 2.7%
Alberto-Culver Co.	300	7,845
Alliance One International, Inc.*	300	1,527
Altria Group, Inc.	6,569	134,796
American Italian Pasta Co., Class A*	100	3,887
American Oriental Bioengineering, Inc.*	300	1,224
Andersons, Inc./The	100	3,348
Archer-Daniels-Midland Co.	2,000	57,800
Avon Products, Inc.	11,300	382,731
BJ's Wholesale Club, Inc.*	200	7,398
Brown-Forman Corp., Class B	275	16,349
Bunge Ltd.	400	24,652
Campbell Soup Co.	700	24,745
Casey's General Stores, Inc.	200	6,280
Central European Distribution Corp.*	150	5,251
Central Garden and Pet Co., Class A*	200	1,832
Chiquita Brands International, Inc.*	100	1,573
Church & Dwight Co., Inc.	200	13,390
Clorox Co.	446	28,606
Coca-Cola Co./The	7,363	404,965
Coca-Cola Enterprises, Inc.	980	27,107
Colgate-Palmolive Co.	1,654	141,020
ConAgra Foods, Inc.	1,500	37,605
Constellation Brands, Inc., Class A*	700	11,508
Corn Products International, Inc.	300	10,398
Costco Wholesale Corp.	1,373	81,982
CVS Caremark Corp.	4,579	167,408
Darling International, Inc.*	300	2,688
Dean Foods Co.*	500	7,845
Del Monte Foods Co.	700	10,220
Diamond Foods, Inc.	100	4,204
Dr Pepper Snapple Group, Inc.	822	28,910
Elizabeth Arden, Inc.*	100	1,800
Energizer Holdings, Inc.*	212	13,305
Estee Lauder Cos., Inc./The, Class A	349	22,640
Flowers Foods, Inc.	300	7,422
Fresh Del Monte Produce, Inc.*	100	2,025
General Mills, Inc.	1,035	73,268
Green Mountain Coffee Roasters, Inc.*	109	10,553
H.J. Heinz Co.	1,000	45,610
Hain Celestial Group, Inc.*	100	1,735
Hansen Natural Corp.*	200	8,676
Herbalife Ltd.	182	8,394
Hershey Co./The	500	21,405
Hormel Foods Corp.	200	8,402
J.M. Smucker Co./The	360	21,694
Kellogg Co.	800	42,744
Kimberly-Clark Corp.	1,306	82,121
Kraft Foods, Inc., Class A	15,736	475,857
Kroger Co./The	2,000	43,320
Lancaster Colony Corp.	100	5,896
Lance, Inc.	100	2,313
Lorillard, Inc.	513	38,598
McCormick & Co., Inc.	400	15,344
Mead Johnson Nutrition Co.	708	36,837
Molson Coors Brewing Co., Class B	400	16,824
Nash Finch Co.	100	3,365
NBTY, Inc.*	200	9,596
Nu Skin Enterprises, Inc., Class A	200	5,820
Pantry, Inc./The*	100	1,249
PepsiCo, Inc.	5,168	341,915
Philip Morris International, Inc.	6,202	323,496
Prestige Brands Holdings, Inc.*	100	900
Procter & Gamble Co./The	9,325	589,993
Ralcorp Holdings, Inc.*	195	13,217
Reynolds American, Inc.	600	32,388
Rite Aid Corp.*	2,305	3,458
Ruddick Corp.	200	6,328
Safeway, Inc.	1,300	32,318
Sanderson Farms, Inc.	100	5,361
Sara Lee Corp.	2,100	29,253
Smart Balance, Inc.*	300	1,944
Smithfield Foods, Inc.*	480	9,955
Spartan Stores, Inc.	100	1,442
SUPERVALU, Inc.	600	10,008
SYSCO Corp.	1,813	53,483
Tootsie Roll Industries, Inc.	115	3,118
TreeHouse Foods, Inc.*	100	4,387
Tyson Foods, Inc., Class A	900	17,235
United Natural Foods, Inc.*	200	5,626
Universal Corp.	100	5,269
Vector Group Ltd.	126	1,944
Walgreen Co.	3,160	117,204
Wal-Mart Stores, Inc.	7,086	393,982
WD-40 Co.	100	3,283
Whole Foods Market, Inc.*	400	14,460
Winn-Dixie Stores, Inc.*	100	1,249
		4,709,123
Energy — 3.2%
Alpha Natural Resources, Inc.*	394	19,657
Anadarko Petroleum Corp.	1,577	114,853
Apache Corp.	3,773	382,959
Arch Coal, Inc.	500	11,425
Arena Resources, Inc.*	100	3,340
Atlas Energy, Inc.*	212	6,597
ATP Oil & Gas Corp.*	100	1,881
Atwood Oceanics, Inc.*	200	6,926
Baker Hughes, Inc.	986	46,184
Basic Energy Services, Inc.*	100	771
Berry Petroleum Co., Class A	167	4,703
Bill Barrett Corp.*	120	3,685
BJ Services Co.	7,200	154,080
BP plc ADR	5,675	323,872
BPZ Resources, Inc.*	500	3,675
Brigham Exploration Co.*	300	4,785
Bristow Group, Inc.*	100	3,773
Cabot Oil & Gas Corp.	300	11,040
Cameron International Corp.*	818	35,059
CARBO Ceramics, Inc.	100	6,234
Carrizo Oil & Gas, Inc.*	100	2,295
Chesapeake Energy Corp.	1,990	47,044
Chevron Corp.	6,387	484,326
Cimarex Energy Co.	300	17,814
CNX Gas Corp.*	100	3,805
Complete Production Services, Inc.*	300	3,465
Comstock Resources, Inc.*	200	6,360
Concho Resources, Inc.*	300	15,108
ConocoPhillips	4,754	243,262
Consol Energy, Inc.	582	24,828
Continental Resources, Inc.*	100	4,255
Denbury Resources, Inc.*	748	12,619
Devon Energy Corp.	1,400	90,202
Diamond Offshore Drilling, Inc.	211	18,739
Dresser-Rand Group, Inc.*	280	8,798
Dril-Quip, Inc.*	100	6,084
El Paso Corp.	2,220	24,065
EOG Resources, Inc.	788	73,237
EXCO Resources, Inc.	400	7,352
Exterran Holdings, Inc.*	300	7,251
Exxon Mobil Corp.	22,090	1,479,588
FMC Technologies, Inc.*	400	25,852
Forest Oil Corp.*	400	10,328
Frontier Oil Corp.	400	5,400
Frontline Ltd.	200	6,126
General Maritime Corp.	154	1,107
Global Industries Ltd.*	500	3,210
Goodrich Petroleum Corp.*	100	1,564
Gran Tierra Energy, Inc.*	818	4,826
Gulfmark Offshore, Inc., Class A*	100	2,655
Halliburton Co.	2,838	85,509
Harvest Natural Resources, Inc.*	100	753
Helix Energy Solutions Group, Inc.*	500	6,515
Helmerich & Payne, Inc.	300	11,424
Hess Corp.	921	57,609
Holly Corp.	200	5,582
Hornbeck Offshore Services, Inc.*	100	1,857
International Coal Group, Inc.*	400	1,828
ION Geophysical Corp.*	300	1,476
Key Energy Services, Inc.*	500	4,775
Lufkin Industries, Inc.	47	3,720
Marathon Oil Corp.	2,237	70,779
Mariner Energy, Inc.*	400	5,988
Massey Energy Co.	300	15,687
Matrix Service Co.*	100	1,076
McMoRan Exploration Co.*	200	2,926
Murphy Oil Corp.	600	33,714
Nabors Industries Ltd.*	900	17,667
National Oilwell Varco, Inc.	1,304	52,916
Newfield Exploration Co.*	420	21,861
Newpark Resources, Inc.*	300	1,575
Noble Energy, Inc.	553	40,369
Nordic American Tanker Shipping	100	3,027
Occidental Petroleum Corp.	2,551	215,662
Oceaneering International, Inc.*	200	12,698
Oil States International, Inc.*	200	9,068
Overseas Shipholding Group, Inc.	100	3,923
Parker Drilling Co.*	300	1,479
Patriot Coal Corp.*	300	6,138
Patterson-UTI Energy, Inc.	600	8,382
Peabody Energy Corp.	900	41,130
Penn Virginia Corp.	200	4,900
Petrohawk Energy Corp.*	972	19,712
Petroleum Development Corp.*	100	2,317
Petroquest Energy, Inc.*	100	503
Pioneer Drilling Co.*	100	704
Pioneer Natural Resources Co.	400	22,528
Plains Exploration & Production Co.*	461	13,825
Pride International, Inc.*	580	17,464
Quicksilver Resources, Inc.*	400	5,628
Range Resources Corp.	550	25,779
Rosetta Resources, Inc.*	200	4,710
Rowan Cos., Inc.*	380	11,062
RPC, Inc.	225	2,504
SandRidge Energy, Inc.*	400	3,080
Schlumberger Ltd.	3,858	244,829
SEACOR Holdings, Inc.*	64	5,162
Seahawk Drilling, Inc.*	32	603
Ship Finance International Ltd.	225	3,996
Smith International, Inc.	782	33,485
Southern Union Co.	440	11,163
Southwestern Energy Co.*	1,091	44,426
Spectra Energy Corp.	2,057	46,344
St. Mary Land & Exploration Co.	200	6,962
Stone Energy Corp.*	200	3,550
Sunoco, Inc.	400	11,884
Superior Energy Services, Inc.*	320	6,726
Swift Energy Co.*	100	3,074
Teekay Corp.	200	4,548
Tesoro Corp.	520	7,228
Tetra Technologies, Inc.*	309	3,776
Tidewater, Inc.	200	9,454
Unit Corp.*	100	4,228
USEC, Inc.*	300	1,731
Vaalco Energy, Inc.*	200	988
Valero Energy Corp.	13,871	273,259
Venoco, Inc.*	80	1,026
W&T Offshore, Inc.	100	840
Warren Resources, Inc.*	200	504
Western Refining, Inc.*	100	550
Whiting Petroleum Corp.*	181	14,632
Willbros Group, Inc.*	100	1,201
Williams Cos., Inc./The	1,900	43,890
World Fuel Services Corp.	200	5,328
XTO Energy, Inc.	1,831	86,387
		5,550,667
Financials — 6.4%
Acadia Realty Trust REIT	104	1,857
Affiliated Managers Group, Inc.*	200	15,800
Aflac, Inc.	1,484	80,566
Alexander's, Inc. REIT*	10	2,991
Alexandria Real Estate Equities, Inc. REIT	142	9,599
Alleghany Corp.*	16	4,746
Allied Capital Corp.*	600	2,982
Allied World Assurance Co. Holdings Ltd.	171	7,669
Allstate Corp./The	17,795	574,956
Altisource Portfolio Solutions S.A.*	33	739
AMB Property Corp. REIT	460	12,530
American Campus Communities, Inc. REIT	200	5,532
American Capital Agency Corp. REIT	60	1,536
American Capital Ltd.*	866	4,399
American Equity Investment Life Holding Co.	100	1,065
American Express Co.	3,203	132,156
American Financial Group, Inc./OH	300	8,535
American International Group, Inc.*	392	13,383
American National Insurance Co.	48	5,450
AmeriCredit Corp.*	300	7,128
Ameriprise Financial, Inc.	820	37,195
Annaly Capital Management, Inc. REIT	1,744	29,962
Anworth Mortgage Asset Corp. REIT	200	1,348
AON Corp.	900	38,439
Apartment Investment & Management Co., Class A REIT	400	7,364
Apollo Investment Corp.	480	6,110
Arch Capital Group Ltd.*	141	10,751
Ares Capital Corp.	517	7,672
Argo Group International Holdings Ltd.	64	2,086
Arthur J. Gallagher & Co.	342	8,396
Artio Global Investors, Inc.	100	2,474
Aspen Insurance Holdings Ltd.	300	8,652
Associated Banc-Corp	500	6,900
Assurant, Inc.	400	13,752
Assured Guaranty Ltd.	343	7,536
Astoria Financial Corp.	300	4,350
AvalonBay Communities, Inc. REIT	261	22,537
Axis Capital Holdings Ltd.	12,325	385,280
BancorpSouth, Inc.	300	6,288
Bank Mutual Corp.	200	1,300
Bank of America Corp.	49,360	881,076
Bank of Hawaii Corp.	200	8,990
Bank of New York Mellon Corp./The	3,765	116,263
BankFinancial Corp.	100	917
BB&T Corp.	2,171	70,319
BioMed Realty Trust, Inc. REIT	300	4,962
BlackRock, Inc.	100	21,776
BOK Financial Corp.	100	5,244
Boston Properties, Inc. REIT	444	33,495
Brandywine Realty Trust REIT	400	4,884
BRE Properties, Inc. REIT	200	7,150
Brookline Bancorp, Inc.	200	2,128
Brown & Brown, Inc.	400	7,168
Camden Property Trust REIT	220	9,159
Capital One Financial Corp.	7,834	324,406
CapitalSource, Inc.	860	4,807
Capitol Federal Financial	100	3,746
Capstead Mortgage Corp. REIT	200	2,392
Cash America International, Inc.	100	3,948
Cathay General Bancorp	200	2,330
CB Richard Ellis Group, Inc., Class A*	796	12,617
CBL & Associates Properties, Inc. REIT	506	6,932
Cedar Shopping Centers, Inc. REIT	100	791
Charles Schwab Corp./The	3,008	56,220
Chemical Financial Corp.	100	2,362
Chimera Investment Corp. REIT	2,300	8,947
Chubb Corp.	1,100	57,035
Cincinnati Financial Corp.	500	14,450
Citigroup, Inc.*	141,759	574,124
City Holding Co.	100	3,429
City National Corp./CA	120	6,476
CME Group, Inc.	205	64,803
CNA Financial Corp.*	140	3,741
Colonial Properties Trust REIT	200	2,576
Columbia Banking System, Inc.	100	2,031
Comerica, Inc.	8,150	310,026
Commerce Bancshares, Inc./MO	160	6,582
Community Bank System, Inc.	100	2,278
Community Trust Bancorp, Inc.	100	2,709
Conseco, Inc.*	737	4,584
Corporate Office Properties Trust REIT	200	8,026
Cousins Properties, Inc. REIT	42	345
Cullen/Frost Bankers, Inc.	200	11,160
CVB Financial Corp.	275	2,731
DCT Industrial Trust, Inc. REIT	720	3,766
Delphi Financial Group, Inc., Class A	150	3,774
Developers Diversified Realty Corp. REIT	558	6,791
DiamondRock Hospitality Co. REIT*	413	4,175
Digital Realty Trust, Inc. REIT	300	16,260
Dime Community Bancshares	100	1,263
Discover Financial Services	1,680	25,032
Dollar Financial Corp.*	100	2,406
Douglas Emmett, Inc. REIT	300	4,611
Duke Realty Corp. REIT	600	7,440
E*Trade Financial Corp.*	4,565	7,532
East West Bancorp, Inc.	359	6,254
EastGroup Properties, Inc. REIT	100	3,774
Eaton Vance Corp.	320	10,733
Education Realty Trust, Inc. REIT	100	574
eHealth, Inc.*	100	1,575
Employers Holdings, Inc.	200	2,970
Endurance Specialty Holdings Ltd.	200	7,430
Enstar Group Ltd.*	36	2,490
Entertainment Properties Trust REIT	100	4,113
Equity Lifestyle Properties, Inc. REIT	100	5,388
Equity One, Inc. REIT	100	1,889
Equity Residential REIT	900	35,235
Erie Indemnity Co., Class A	100	4,313
Essex Property Trust, Inc. REIT	100	8,995
Everest Re Group Ltd.	190	15,377
Extra Space Storage, Inc. REIT	300	3,804
Ezcorp, Inc., Class A*	100	2,060
FBL Financial Group, Inc., Class A	100	2,448
Federal Realty Investment Trust REIT	258	18,785
Federated Investors, Inc., Class B	260	6,859
Fidelity National Financial, Inc., Class A	14,956	221,648
Fifth Third Bancorp	2,500	33,975
First American Corp.	280	9,475
First BanCorp/Puerto Rico	200	482
First Busey Corp.	200	884
First Cash Financial Services, Inc.*	100	2,157
First Citizens BancShares, Inc./NC, Class A	26	5,168
First Commonwealth Financial Corp.	300	2,013
First Financial Bancorp	100	1,779
First Financial Bankshares, Inc.	100	5,155
First Horizon National Corp.*	674	9,465
First Merchants Corp.	100	696
First Midwest Bancorp, Inc./IL	200	2,710
First Niagara Financial Group, Inc.	600	8,532
First Potomac Realty Trust REIT	100	1,503
FirstMerit Corp.	344	7,420
Flagstar Bancorp, Inc.*	240	144
Flushing Financial Corp.	100	1,266
FNB Corp./PA	180	1,460
Forest City Enterprises, Inc., Class A*	300	4,323
Forestar Group, Inc.*	153	2,889
Franklin Resources, Inc.	474	52,567
Franklin Street Properties Corp. REIT	200	2,886
Fulton Financial Corp.	745	7,592
Genworth Financial, Inc., Class A*	1,532	28,097
Getty Realty Corp. REIT	100	2,340
Glacier Bancorp, Inc.	250	3,808
GLG Partners, Inc.*	745	2,287
Glimcher Realty Trust REIT	100	507
Goldman Sachs Group, Inc./The	1,611	274,885
Greenhill & Co., Inc.	53	4,351
Greenlight Capital Re Ltd., Class A*	100	2,668
Guaranty Bancorp*	200	318
Hancock Holding Co.	100	4,181
Hanover Insurance Group, Inc./The	200	8,722
Harleysville National Corp.	105	704
Hartford Financial Services Group, Inc.	9,594	272,661
Hatteras Financial Corp. REIT	100	2,577
HCC Insurance Holdings, Inc.	300	8,280
HCP, Inc. REIT	891	29,403
Health Care REIT, Inc. REIT	400	18,092
Healthcare Realty Trust, Inc. REIT	200	4,658
Highwoods Properties, Inc. REIT	200	6,346
Hilltop Holdings, Inc.*	124	1,457
Home Properties, Inc. REIT	100	4,680
Horace Mann Educators Corp.	100	1,506
Hospitality Properties Trust REIT	400	9,580
Host Hotels & Resorts, Inc. REIT	1,934	28,333
HRPT Properties Trust REIT	940	7,313
Hudson City Bancorp, Inc.	1,500	21,240
Huntington Bancshares, Inc./OH	2,195	11,787
Iberiabank Corp.	49	2,940
Independent Bank Corp./MA	100	2,466
Inland Real Estate Corp. REIT	200	1,830
Interactive Brokers Group, Inc., Class A*	100	1,615
IntercontinentalExchange, Inc.*	216	24,231
International Bancshares Corp.	220	5,058
Invesco Ltd.	1,280	28,045
Investment Technology Group, Inc.*	200	3,338
Investors Bancorp, Inc.*	300	3,960
Investors Real Estate Trust REIT	200	1,804
Janus Capital Group, Inc.	623	8,903
Jefferies Group, Inc.	300	7,101
Jones Lang LaSalle, Inc.	145	10,569
JPMorgan Chase & Co.	18,768	839,868
KBW, Inc.*	100	2,690
KeyCorp	3,080	23,870
Kilroy Realty Corp. REIT	100	3,084
Kimco Realty Corp. REIT	1,239	19,378
Kite Realty Group Trust REIT	100	473
Knight Capital Group, Inc., Class A*	400	6,100
LaBranche & Co., Inc.*	100	526
Lakeland Bancorp, Inc.	110	973
LaSalle Hotel Properties REIT	217	5,056
Lazard Ltd., Class A	200	7,140
Legg Mason, Inc.	466	13,360
Leucadia National Corp.*	520	12,901
Lexington Realty Trust REIT	341	2,220
Liberty Property Trust REIT	300	10,182
Lincoln National Corp.	972	29,840
Loews Corp.	1,038	38,697
LTC Properties, Inc. REIT	100	2,706
M&T Bank Corp.	249	19,766
Macerich Co./The REIT	266	10,190
Mack-Cali Realty Corp. REIT	200	7,050
Markel Corp.*	30	11,240
Marsh & McLennan Cos., Inc.	1,666	40,684
Marshall & Ilsley Corp.	1,615	13,001
Max Capital Group Ltd.	200	4,598
MB Financial, Inc.	100	2,253
MBIA, Inc.*	400	2,508
Medical Properties Trust, Inc. REIT	100	1,048
Mercury General Corp.	100	4,372
MetLife, Inc.	1,827	79,182
MF Global Holdings Ltd.*	400	3,228
MFA Financial, Inc. REIT	700	5,152
MGIC Investment Corp.*	472	5,178
Mid-America Apartment Communities, Inc. REIT	100	5,179
Montpelier Re Holdings Ltd.	400	6,724
Moody's Corp.	640	19,040
Morgan Stanley	14,181	415,361
MSCI, Inc., Class A*	339	12,238
NASDAQ OMX Group, Inc./The*	440	9,293
National Health Investors, Inc. REIT	100	3,876
National Penn Bancshares, Inc.	234	1,615
National Retail Properties, Inc. REIT	300	6,849
National Western Life Insurance Co., Class A	13	2,397
Nationwide Health Properties, Inc. REIT	400	14,060
Navigators Group, Inc.*	100	3,933
NBT Bancorp, Inc.	100	2,285
Nelnet, Inc., Class A	100	1,856
New York Community Bancorp, Inc.	1,360	22,494
NewAlliance Bancshares, Inc.	400	5,048
Northern Trust Corp.	766	42,329
NorthStar Realty Finance Corp. REIT	217	914
Northwest Bancshares, Inc.	225	2,642
NYSE Euronext	880	26,057
Ocwen Financial Corp.*	100	1,109
Old National Bancorp/IN	220	2,629
Old Republic International Corp.	890	11,285
Omega Healthcare Investors, Inc. REIT	300	5,847
optionsXpress Holdings, Inc.*	200	3,258
Oriental Financial Group, Inc.	100	1,350
Pacific Capital Bancorp N.A.*	200	362
PacWest Bancorp	100	2,282
Park National Corp.	40	2,492
Parkway Properties, Inc. REIT	100	1,878
PartnerRe Ltd.	266	21,206
People's United Financial, Inc.	1,148	17,955
PHH Corp.*	220	5,185
Phoenix Cos., Inc./The*	351	849
Pico Holdings, Inc.*	100	3,719
Pinnacle Financial Partners, Inc.*	100	1,511
Piper Jaffray Cos.*	100	4,030
Platinum Underwriters Holdings Ltd.	200	7,416
Plum Creek Timber Co., Inc. REIT	500	19,455
PNC Financial Services Group, Inc.	7,180	428,646
Popular, Inc.*	1,965	5,718
Portfolio Recovery Associates, Inc.*	100	5,487
Post Properties, Inc. REIT	200	4,404
Potlatch Corp. REIT	138	4,836
Presidential Life Corp.	100	997
Principal Financial Group, Inc.	1,005	29,356
PrivateBancorp, Inc.	100	1,370
ProAssurance Corp.*	100	5,854
Progressive Corp./The	2,173	41,483
ProLogis REIT	1,400	18,480
Prospect Capital Corp.	206	2,503
Prosperity Bancshares, Inc.	200	8,200
Protective Life Corp.	320	7,037
Provident Financial Services, Inc.	200	2,380
Provident New York Bancorp	100	948
Prudential Financial, Inc.	1,453	87,906
PS Business Parks, Inc. REIT	61	3,257
Public Storage REIT	413	37,992
Radian Group, Inc.	329	5,146
Raymond James Financial, Inc.	300	8,022
Rayonier, Inc. REIT	300	13,629
Realty Income Corp. REIT	400	12,276
Redwood Trust, Inc. REIT	200	3,084
Regency Centers Corp. REIT	300	11,241
Regions Financial Corp.	3,540	27,789
Reinsurance Group of America, Inc.	240	12,605
RenaissanceRe Holdings Ltd.	200	11,352
Renasant Corp.	100	1,618
Resource America, Inc., Class A	100	480
RLI Corp.	57	3,250
S&T Bancorp, Inc.	100	2,090
Safety Insurance Group, Inc.	100	3,767
Sandy Spring Bancorp, Inc.	100	1,500
Saul Centers, Inc. REIT	100	4,140
SEI Investments Co.	380	8,349
Selective Insurance Group	200	3,320
Senior Housing Properties Trust REIT	400	8,860
Signature Bank/New York NY*	100	3,705
Simmons First National Corp., Class A	100	2,757
Simon Property Group, Inc. REIT	758	63,596
SL Green Realty Corp. REIT	300	17,181
SLM Corp.*	1,472	18,429
Sovran Self Storage, Inc. REIT	100	3,486
St. Joe Co./The*	313	10,126
StanCorp Financial Group, Inc.	200	9,526
Starwood Property Trust, Inc. REIT	200	3,860
Sterling Bancorp/NY	105	1,055
Sterling Bancshares, Inc./TX	260	1,451
Stewart Information Services Corp.	100	1,380
Stifel Financial Corp.*	100	5,375
Sun Communities, Inc. REIT	100	2,520
Sunstone Hotel Investors, Inc. REIT*	300	3,351
SunTrust Banks, Inc.	1,560	41,792
Susquehanna Bancshares, Inc.	364	3,571
SVB Financial Group*	140	6,532
SWS Group, Inc.	150	1,730
Synovus Financial Corp.	680	2,237
T. Rowe Price Group, Inc.	800	43,944
Tanger Factory Outlet Centers REIT	100	4,316
Taubman Centers, Inc. REIT	200	7,984
TCF Financial Corp.	500	7,970
TD Ameritrade Holding Corp.*	819	15,610
Tejon Ranch Co.*	100	3,052
Texas Capital Bancshares, Inc.*	100	1,899
TFS Financial Corp.	400	5,340
Torchmark Corp.	11,300	604,663
Tower Group, Inc.	100	2,217
TowneBank/Portsmouth VA	100	1,396
Transatlantic Holdings, Inc.	100	5,280
Travelers Cos., Inc./The	1,600	86,304
Tree.com, Inc.*	23	210
TrustCo Bank Corp./NY	300	1,851
Trustmark Corp.	200	4,886
UBS AG*	25,600	416,768
UDR, Inc. REIT	555	9,790
UMB Financial Corp.	100	4,060
Umpqua Holdings Corp.	200	2,652
United Bankshares, Inc.	100	2,622
United Community Banks, Inc./GA*	592	2,611
United Fire & Casualty Co.	100	1,799
Unitrin, Inc.	200	5,610
Univest Corp of Pennsylvania	100	1,869
Unum Group	1,100	27,247
Urstadt Biddle Properties, Inc., Class A REIT	100	1,581
U-Store-It Trust REIT	100	720
Validus Holdings Ltd.	394	10,847
Valley National Bancorp	549	8,438
Ventas, Inc. REIT	511	24,262
Virtus Investment Partners, Inc.*	118	2,459
Vornado Realty Trust REIT	483	36,563
W.R. Berkley Corp.	400	10,436
Waddell & Reed Financial, Inc., Class A	293	10,560
Walter Investment Management Corp. REIT	77	1,232
Washington Federal, Inc.	300	6,096
Washington Real Estate Investment Trust REIT	200	6,110
Webster Financial Corp.	265	4,635
Weingarten Realty Investors REIT	371	7,999
Wells Fargo & Co.	16,520	514,102
WesBanco, Inc.	100	1,626
Wesco Financial Corp.	8	3,084
Westamerica Bancorporation	100	5,765
White Mountains Insurance Group Ltd.	36	12,780
Whitney Holding Corp./LA	280	3,861
Willis Group Holdings plc	9,225	288,650
Wilmington Trust Corp.	300	4,971
Wintrust Financial Corp.	100	3,721
World Acceptance Corp.*	100	3,608
XL Capital Ltd., Class A	1,100	20,790
Zenith National Insurance Corp.	150	5,748
Zions Bancorporation	500	10,910
		10,932,150
Health Care — 3.4%
Abaxis, Inc.*	100	2,719
Abbott Laboratories	4,900	258,132
ABIOMED, Inc.*	100	1,033
Abraxis Bioscience, Inc.*	25	1,294
Acorda Therapeutics, Inc.*	164	5,609
Aetna, Inc.	6,800	238,748
Albany Molecular Research, Inc.*	100	835
Alexion Pharmaceuticals, Inc.*	300	16,311
Align Technology, Inc.*	200	3,868
Alkermes, Inc.*	300	3,891
Allergan, Inc.	957	62,511
Allos Therapeutics, Inc.*	300	2,229
Allscripts-Misys Healthcare Solutions, Inc.*	237	4,636
Alnylam Pharmaceuticals, Inc.*	100	1,702
AMAG Pharmaceuticals, Inc.*	100	3,491
Amedisys, Inc.*	134	7,400
American Medical Systems Holdings, Inc.*	200	3,716
AMERIGROUP Corp.*	200	6,648
AmerisourceBergen Corp.	897	25,941
Amgen, Inc.*	3,282	196,132
AMN Healthcare Services, Inc.*	100	880
Amsurg Corp.*	100	2,159
Amylin Pharmaceuticals, Inc.*	400	8,996
Arena Pharmaceuticals, Inc.*	260	806
Ariad Pharmaceuticals, Inc.*	200	680
Array Biopharma, Inc.*	200	548
athenahealth, Inc.*	100	3,656
Auxilium Pharmaceuticals, Inc.*	100	3,116
Baxter International, Inc.	1,900	110,580
Beckman Coulter, Inc.	200	12,560
Becton Dickinson and Co.	747	58,811
Biogen Idec, Inc.*	916	52,542
BioMarin Pharmaceutical, Inc.*	400	9,348
Bio-Rad Laboratories, Inc., Class A*	58	6,004
Boston Scientific Corp.*	4,783	34,533
Bristol-Myers Squibb Co.	5,386	143,806
Brookdale Senior Living, Inc.*	180	3,749
Bruker Corp.*	200	2,930
C.R. Bard, Inc.	300	25,986
Cambrex Corp.*	100	405
Cardinal Health, Inc.	5,250	189,158
CareFusion Corp.*	550	14,537
Catalyst Health Solutions, Inc.*	100	4,138
Celera Corp.*	300	2,130
Celgene Corp.*	1,438	89,099
Cell Therapeutics, Inc.*	1,848	999
Centene Corp.*	200	4,808
Cephalon, Inc.*	232	15,725
Cepheid, Inc.*	200	3,496
Cerner Corp.*	200	17,012
Charles River Laboratories International, Inc.*	200	7,862
Chemed Corp.	100	5,438
CIGNA Corp.	855	31,276
Community Health Systems, Inc.*	300	11,079
Conceptus, Inc.*	100	1,996
Conmed Corp.*	100	2,381
Cooper Cos., Inc./The	200	7,776
Covance, Inc.*	213	13,076
Coventry Health Care, Inc.*	500	12,360
Cross Country Healthcare, Inc.*	100	1,011
Cubist Pharmaceuticals, Inc.*	200	4,508
Cyberonics, Inc.*	100	1,916
Cypress Bioscience, Inc.*	100	490
DaVita, Inc.*	300	19,020
Dendreon Corp.*	400	14,588
DENTSLPY International, Inc.	486	16,937
Dionex Corp.*	56	4,188
Eclipsys Corp.*	200	3,976
Edwards Lifesciences Corp.*	200	19,776
Eli Lilly and Co.	3,192	115,614
Emergency Medical Services Corp., Class A*	100	5,655
Endo Pharmaceuticals Holdings, Inc.*	300	7,107
Enzo Biochem, Inc.*	100	602
Enzon Pharmaceuticals, Inc.*	200	2,036
eResearchTechnology, Inc.*	200	1,382
ev3, Inc.*	300	4,758
Exelixis, Inc.*	300	1,821
Express Scripts, Inc.*	867	88,226
Facet Biotech Corp.*	80	2,159
Forest Laboratories, Inc.*	940	29,478
Genoptix, Inc.*	100	3,549
Gen-Probe, Inc.*	200	10,000
Gentiva Health Services, Inc.*	100	2,828
Genzyme Corp.*	856	44,367
Geron Corp.*	200	1,136
Gilead Sciences, Inc.*	2,900	131,892
Greatbatch, Inc.*	100	2,119
Haemonetics Corp.*	100	5,715
Hanger Orthopedic Group, Inc.*	200	3,636
Health Management Associates, Inc., Class A*	749	6,441
Health Net, Inc.*	400	9,948
Healthsouth Corp.*	400	7,480
Healthspring, Inc.*	200	3,520
Healthways, Inc.*	100	1,607
Henry Schein, Inc.*	300	17,670
Hill-Rom Holdings, Inc.	300	8,163
HMS Holdings Corp.*	100	5,099
Hologic, Inc.*	716	13,275
Hospira, Inc.*	500	28,325
Human Genome Sciences, Inc.*	600	18,120
Humana, Inc.*	500	23,385
IDEXX Laboratories, Inc.*	200	11,510
Illumina, Inc.*	400	15,560
Immucor, Inc.*	200	4,478
Impax Laboratories, Inc.*	200	3,576
Incyte Corp. Ltd.*	300	4,188
Integra LifeSciences Holdings Corp.*	100	4,383
InterMune, Inc.*	100	4,457
Intuitive Surgical, Inc.*	118	41,079
Invacare Corp.	100	2,654
inVentiv Health, Inc.*	100	2,246
Inverness Medical Innovations, Inc.*	220	8,569
Isis Pharmaceuticals, Inc.*	400	4,368
Johnson & Johnson	12,641	824,193
Kindred Healthcare, Inc.*	100	1,805
Kinetic Concepts, Inc.*	200	9,562
King Pharmaceuticals, Inc.*	1,000	11,760
KV Pharmaceutical Co., Class A*	100	176
Laboratory Corp. of America Holdings*	342	25,893
Landauer, Inc.	54	3,522
Life Technologies Corp.*	609	31,832
LifePoint Hospitals, Inc.*	200	7,356
Lincare Holdings, Inc.*	200	8,976
Luminex Corp.*	100	1,683
Magellan Health Services, Inc.*	100	4,348
MannKind Corp.*	100	656
Martek Biosciences Corp.*	100	2,251
Masimo Corp.	200	5,310
McKesson HBOC, Inc.	873	57,374
MedAssets, Inc.*	157	3,297
Medco Health Solutions, Inc.*	1,524	98,389
Medicines Co./The*	200	1,568
Medicis Pharmaceutical Corp., Class A	200	5,032
Medivation, Inc.*	100	1,049
Mednax, Inc.*	144	8,379
Medtronic, Inc.	3,523	158,641
Merck & Co., Inc.	9,641	360,091
Meridian Bioscience, Inc.	150	3,056
Merit Medical Systems, Inc.*	100	1,525
Mettler-Toledo International, Inc.*	106	11,575
Millipore Corp.*	200	21,120
Mylan, Inc.*	1,080	24,527
Myriad Genetics, Inc.*	274	6,590
Myriad Pharmaceuticals, Inc.*	68	307
Nabi Biopharmaceuticals*	200	1,094
Natus Medical, Inc.*	100	1,591
Nektar Therapeutics*	300	4,563
NuVasive, Inc.*	100	4,520
Odyssey HealthCare, Inc.*	100	1,811
Omnicare, Inc.	395	11,175
Omnicell, Inc.*	200	2,806
Onyx Pharmaceuticals, Inc.*	200	6,056
OraSure Technologies, Inc.*	200	1,186
Orthofix International NV*	100	3,638
OSI Pharmaceuticals, Inc.*	212	12,625
Owens & Minor, Inc.	100	4,639
Palomar Medical Technologies, Inc.*	100	1,086
Par Pharmaceutical Cos., Inc.*	100	2,480
Parexel International Corp.*	200	4,662
Patterson Cos., Inc.	287	8,911
PDL BioPharma, Inc.	500	3,105
PerkinElmer, Inc.	400	9,560
Perrigo Co.	300	17,616
Pfizer, Inc.	25,701	440,772
Pharmaceutical Product Development, Inc.	400	9,500
PharMerica Corp.*	102	1,858
Phase Forward, Inc.*	100	1,307
Progenics Pharmaceuticals, Inc.*	100	533
Providence Service Corp./The*	40	608
PSS World Medical, Inc.*	200	4,702
Psychiatric Solutions, Inc.*	200	5,960
Quality Systems, Inc.	100	6,144
Quest Diagnostics, Inc.	500	29,145
Quidel Corp.*	200	2,908
Regeneron Pharmaceuticals, Inc.*	200	5,298
RehabCare Group, Inc.*	100	2,727
Res-Care, Inc.*	100	1,199
ResMed, Inc.*	237	15,085
Rigel Pharmaceuticals, Inc.*	100	797
Salix Pharmaceuticals Ltd.*	200	7,450
Savient Pharmaceuticals, Inc.*	300	4,335
Seattle Genetics, Inc.*	300	3,582
Sequenom, Inc.*	200	1,262
SonoSite, Inc.*	100	3,211
St. Jude Medical, Inc.*	1,100	45,155
STERIS Corp.	200	6,732
Stryker Corp.	1,075	61,512
Sun Healthcare Group, Inc.*	200	1,908
SurModics, Inc.*	100	2,094
Symmetry Medical, Inc.*	100	1,004
Talecris Biotherapeutics Holdings Corp.*	200	3,984
Techne Corp.	100	6,369
Teleflex, Inc.	100	6,407
Tenet Healthcare Corp.*	1,474	8,431
Theravance, Inc.*	200	2,664
Thermo Fisher Scientific, Inc.*	1,300	66,872
Thoratec Corp.*	200	6,690
United Therapeutics Corp.*	147	8,134
UnitedHealth Group, Inc.	3,726	121,728
Universal American Corp.*	100	1,540
Universal Health Services, Inc., Class B	312	10,948
Valeant Pharmaceuticals International*	200	8,582
Varian Medical Systems, Inc.*	400	22,132
Varian, Inc.*	100	5,178
VCA Antech, Inc.*	300	8,409
Vertex Pharmaceuticals, Inc.*	600	24,522
Viropharma, Inc.*	200	2,726
Vital Images, Inc.*	100	1,617
Vivus, Inc.*	300	2,616
Volcano Corp.*	200	4,832
Waters Corp.*	300	20,262
Watson Pharmaceuticals, Inc.*	300	12,531
WellCare Health Plans, Inc.*	200	5,960
WellPoint, Inc.*	1,447	93,158
West Pharmaceutical Services, Inc.	100	4,195
Wright Medical Group, Inc.*	100	1,777
XenoPort, Inc.*	100	926
Zimmer Holdings, Inc.*	5,802	343,478
Zoll Medical Corp.*	100	2,636
Zymogenetics, Inc.*	100	573
		5,845,510
Industrials — 3.6%
3M Co.	2,185	182,600
A.O. Smith Corp.	100	5,257
A123 Systems, Inc.*	100	1,374
AAR Corp.*	100	2,482
ABM Industries, Inc.	100	2,120
ACCO Brands Corp.*	359	2,750
Actuant Corp., Class A	200	3,910
Acuity Brands, Inc.	200	8,442
Administaff, Inc.	100	2,134
Advisory Board Co./The*	100	3,150
Aecom Technology Corp.*	300	8,511
AGCO Corp.*	311	11,156
AirTran Holdings, Inc.*	300	1,524
Alaska Air Group, Inc.*	100	4,123
Albany International Corp., Class A	100	2,153
Alexander & Baldwin, Inc.	200	6,610
Allegiant Travel Co.*	42	2,430
Alliant Techsystems, Inc.*	101	8,211
American Science & Engineering, Inc.	37	2,772
American Superconductor Corp.*	200	5,780
Ameron International Corp.	56	3,522
AMETEK, Inc.	350	14,511
AMR Corp.*	980	8,928
Apogee Enterprises, Inc.	100	1,581
Applied Industrial Technologies, Inc.	150	3,727
Arkansas Best Corp.	100	2,988
Armstrong World Industries, Inc.*	100	3,631
Astec Industries, Inc.*	100	2,896
ATC Technology Corp.*	100	1,716
Atlas Air Worldwide Holdings, Inc.*	100	5,305
Avery Dennison Corp.	380	13,836
Avis Budget Group, Inc.*	387	4,451
Badger Meter, Inc.	100	3,851
Baldor Electric Co.	200	7,480
Barnes Group, Inc.	200	3,890
BE Aerospace, Inc.*	400	12,180
Beacon Roofing Supply, Inc.*	150	2,869
Belden, Inc.	200	5,492
Blount International, Inc.*	100	1,036
Boeing Co.	8,662	628,948
Bowne & Co., Inc.	84	937
Brady Corp., Class A	200	6,224
Briggs & Stratton Corp.	200	3,900
Brink's Co./The	100	2,823
Bucyrus International, Inc.	236	15,574
C.H. Robinson Worldwide, Inc.	600	33,510
Carlisle Cos., Inc.	200	7,620
Cascade Corp.	100	3,221
Caterpillar, Inc.	1,946	122,306
CBIZ, Inc.*	200	1,314
Celadon Group, Inc.*	100	1,394
Cenveo, Inc.*	200	1,732
Ceradyne, Inc.*	100	2,269
Cintas Corp.	360	10,112
CIRCOR International, Inc.	100	3,321
CLARCOR, Inc.	200	6,898
Clean Harbors, Inc.*	60	3,334
Comfort Systems USA, Inc.	100	1,249
Continental Airlines, Inc., Class B*	400	8,788
Con-way, Inc.	200	7,024
Cooper Industries plc	6,500	311,610
Copa Holdings S.A., Class A	100	6,080
Copart, Inc.*	200	7,120
Corporate Executive Board Co./The	100	2,659
Corrections Corp. of America*	300	5,958
CoStar Group, Inc.*	100	4,152
Covanta Holding Corp.*	314	5,231
CRA International, Inc.*	100	2,292
Crane Co.	160	5,680
CSX Corp.	1,300	66,170
Cubic Corp.	100	3,600
Cummins, Inc.	700	43,365
Curtiss-Wright Corp.	200	6,960
Danaher Corp.	800	63,928
Deere & Co.	1,376	81,817
Delta Air Lines, Inc.*	2,517	36,723
Deluxe Corp.	240	4,661
Dollar Thrifty Automotive Group, Inc.*	100	3,213
Donaldson Co., Inc.	300	13,536
Dover Corp.	600	28,050
Dun & Bradstreet Corp.	171	12,726
Dycom Industries, Inc.*	160	1,403
Eaton Corp.	500	37,885
EMCOR Group, Inc.*	280	6,896
Emerson Electric Co.	2,400	120,816
Encore Wire Corp.	100	2,080
Energy Conversion Devices, Inc.*	200	1,566
EnergySolutions, Inc.	307	1,974
EnerSys*	200	4,932
Ennis, Inc.	100	1,627
EnPro Industries, Inc.*	100	2,908
Equifax, Inc.	455	16,289
ESCO Technologies, Inc.	100	3,181
Esterline Technologies Corp.*	100	4,943
Expeditors International of Washington, Inc.	700	25,844
Exponent, Inc.*	100	2,852
Fastenal Co.	400	19,196
Federal Signal Corp.	200	1,802
FedEx Corp.	980	91,532
First Solar, Inc.*	164	20,115
Flowserve Corp.	177	19,518
Fluor Corp.	575	26,743
Force Protection, Inc.*	300	1,806
Forward Air Corp.	100	2,630
Franklin Electric Co., Inc.	100	2,999
FTI Consulting, Inc.*	154	6,055
FuelCell Energy, Inc.*	200	564
G&K Services, Inc., Class A	100	2,588
Gardner Denver, Inc.	200	8,808
GATX Corp.	200	5,730
Genco Shipping & Trading Ltd.*	100	2,111
General Cable Corp.*	200	5,400
General Dynamics Corp.	1,093	84,380
General Electric Co.	33,715	613,613
Genesee & Wyoming, Inc., Class A*	150	5,118
Geo Group, Inc./The*	100	1,982
GeoEye, Inc.*	100	2,950
Gibraltar Industries, Inc.*	100	1,261
Goodrich Corp.	400	28,208
Graco, Inc.	214	6,848
GrafTech International Ltd.*	280	3,828
Granite Construction, Inc.	100	3,022
Griffon Corp.*	163	2,031
Harsco Corp.	300	9,582
Healthcare Services Group, Inc.	150	3,359
Heartland Express, Inc.	266	4,389
HEICO Corp.	100	5,156
Heidrick & Struggles International, Inc.	100	2,803
Herman Miller, Inc.	200	3,612
Hertz Global Holdings, Inc.*	671	6,703
Hexcel Corp.*	300	4,332
HNI Corp.	200	5,326
Honeywell International, Inc.	2,400	108,648
HUB Group, Inc., Class A*	200	5,596
Hubbell, Inc., Class B	200	10,086
Huron Consulting Group, Inc.*	100	2,030
IDEX Corp.	300	9,930
IHS, Inc., Class A*	163	8,716
II-VI, Inc.*	100	3,384
Illinois Tool Works, Inc.	1,400	66,304
Insituform Technologies, Inc., Class A*	100	2,661
Interface, Inc., Class A	200	2,316
Interline Brands, Inc.*	100	1,914
Iron Mountain, Inc.	500	13,700
ITT Corp.	600	32,166
J.B. Hunt Transport Services, Inc.	293	10,513
Jacobs Engineering Group, Inc.*	400	18,076
JetBlue Airways Corp.*	550	3,069
John Bean Technologies Corp.	108	1,894
Joy Global, Inc.	337	19,074
Kadant, Inc.*	100	1,441
Kaman Corp.	100	2,501
Kansas City Southern*	300	10,851
Kaydon Corp.	100	3,760
KBR, Inc.	535	11,856
Kelly Services, Inc., Class A*	100	1,666
Kennametal, Inc.	200	5,624
Kforce, Inc.*	100	1,521
Kimball International, Inc., Class B	100	695
Kirby Corp.*	200	7,630
Knight Transportation, Inc.	150	3,164
Knoll, Inc.	100	1,125
Korn/Ferry International*	100	1,765
L-3 Communications Holdings, Inc.	4,675	428,370
Landstar System, Inc.	200	8,396
Lennox International, Inc.	200	8,864
Lincoln Electric Holdings, Inc.	100	5,433
Lockheed Martin Corp.	1,000	83,220
LSI Industries, Inc.	100	682
Manitowoc Co., Inc./The	432	5,616
Manpower, Inc.	251	14,337
Masco Corp.	1,100	17,072
MasTec, Inc.*	100	1,261
McDermott International, Inc.*	745	20,055
McGrath RentCorp	100	2,423
Middleby Corp.*	70	4,031
Mine Safety Appliances Co.	100	2,796
Mobile Mini, Inc.*	200	3,098
Moog, Inc., Class A*	200	7,084
MSC Industrial Direct Co., Class A	100	5,072
Mueller Industries, Inc.	100	2,679
Mueller Water Products, Inc., Class A	500	2,390
Navigant Consulting, Inc.*	200	2,426
Navistar International Corp.*	210	9,393
NCI Building Systems, Inc.*	20	221
Nordson Corp.	100	6,792
Norfolk Southern Corp.	1,162	64,944
Northrop Grumman Corp.	9,870	647,176
Old Dominion Freight Line, Inc.*	150	5,008
Orbital Sciences Corp.*	200	3,802
Orion Marine Group, Inc.*	100	1,805
Oshkosh Corp.*	300	12,102
Otter Tail Corp.	100	2,196
Owens Corning*	300	7,632
PACCAR, Inc.	1,124	48,714
Pacer International, Inc.*	100	602
Pall Corp.	400	16,196
Parker Hannifin Corp.	500	32,370
Pentair, Inc.	300	10,686
Pitney Bowes, Inc.	634	15,501
Precision Castparts Corp.	448	56,766
Quanex Building Products Corp.	150	2,480
Quanta Services, Inc.*	602	11,534
R.R. Donnelley & Sons Co.	680	14,518
Raven Industries, Inc.	100	2,949
Raytheon Co.	1,240	70,829
RBC Bearings, Inc.*	100	3,187
Regal-Beloit Corp.	100	5,941
Republic Airways Holdings, Inc.*	100	592
Republic Services, Inc.	1,034	30,007
Resources Connection, Inc.*	200	3,834
Robbins & Myers, Inc.	100	2,382
Robert Half International, Inc.	500	15,215
Rockwell Automation, Inc.	446	25,137
Rockwell Collins, Inc.	500	31,295
Rollins, Inc.	150	3,252
Roper Industries, Inc.	300	17,352
RSC Holdings, Inc.*	200	1,592
Rush Enterprises, Inc., Class A*	150	1,981
Ryder System, Inc.	200	7,752
Seaboard Corp.	2	2,598
SFN Group, Inc.*	200	1,602
Shaw Group, Inc./The*	220	7,572
Simpson Manufacturing Co., Inc.	100	2,776
Skywest, Inc.	200	2,856
Snap-On, Inc.	200	8,668
Southwest Airlines Co.	2,400	31,728
Spirit Aerosystems Holdings, Inc., Class A*	400	9,352
SPX Corp.	180	11,938
Steelcase, Inc., Class A	200	1,294
Stericycle, Inc.*	300	16,350
SunPower Corp., Class A*	324	6,124
SYKES Enterprises, Inc.*	100	2,284
Taser International, Inc.*	200	1,172
Team, Inc.*	100	1,659
Tecumseh Products Co., Class A*	100	1,227
Teledyne Technologies, Inc.*	100	4,127
Terex Corp.*	400	9,084
Tetra Tech, Inc.*	200	4,608
Textron, Inc.	920	19,532
Thomas & Betts Corp.*	140	5,494
Timken Co.	333	9,993
Titan International, Inc.	125	1,091
Toro Co.	100	4,917
Towers Watson & Co., Class A	100	4,750
TransDigm Group, Inc.	100	5,304
Tredegar Corp.	100	1,708
Trinity Industries, Inc.	220	4,391
Triumph Group, Inc.	51	3,575
TrueBlue, Inc.*	200	3,100
Tutor Perini Corp.*	200	4,350
UAL Corp.*	520	10,166
Union Pacific Corp.	1,587	116,327
United Parcel Service, Inc., Class B	2,178	140,285
United Rentals, Inc.*	200	1,876
United Stationers, Inc.*	100	5,885
United Technologies Corp.	2,731	201,029
Universal Forest Products, Inc.	100	3,852
URS Corp.*	260	12,899
US Airways Group, Inc.*	500	3,675
US Ecology, Inc.	100	1,610
USG Corp.*	100	1,716
UTi Worldwide, Inc.	400	6,128
Valmont Industries, Inc.	58	4,804
Verisk Analytics, Inc., Class A*	300	8,460
Viad Corp.	100	2,055
Vicor Corp.*	100	1,381
W.W. Grainger, Inc.	195	21,083
WABCO Holdings, Inc.*	213	6,373
Waste Connections, Inc.*	300	10,188
Waste Management, Inc.	1,600	55,088
Watsco, Inc.	100	5,688
Watts Water Technologies, Inc., Class A	100	3,106
Werner Enterprises, Inc.	200	4,634
WESCO International, Inc.*	200	6,942
Westinghouse Air Brake Technologies Corp.	200	8,424
Woodward Governor Co.	200	6,396
		6,248,714
Information Technology — 5.7%
3Com Corp., Series E*	1,200	9,228
ACI Worldwide, Inc.*	100	2,061
Actel Corp.*	100	1,385
Activision Blizzard, Inc.	1,700	20,502
Acxiom Corp.*	200	3,588
Adaptec, Inc.*	400	1,308
ADC Telecommunications, Inc.*	382	2,792
Adobe Systems, Inc.*	1,616	57,158
ADTRAN, Inc.	200	5,270
Advanced Energy Industries, Inc.*	100	1,656
Advanced Micro Devices, Inc.*	1,700	15,759
Advent Software, Inc.*	100	4,475
Agilent Technologies, Inc.*	1,131	38,895
Agilysys, Inc.	80	894
Akamai Technologies, Inc.*	500	15,705
Alcatel-Lucent ADR*	86,025	268,398
Alliance Data Systems Corp.*	200	12,798
Altera Corp.	1,000	24,310
Amdocs Ltd.*	1,925	57,962
Amkor Technology, Inc.*	400	2,828
Amphenol Corp., Class A	600	25,314
Analog Devices, Inc.	965	27,811
Anixter International, Inc.*	100	4,685
ANSYS, Inc.*	300	12,942
AOL, Inc.*	342	8,646
Apple, Inc.*	2,843	667,906
Applied Materials, Inc.	4,120	55,538
Applied Micro Circuits Corp.*	250	2,157
Ariba, Inc.*	160	2,056
Arris Group, Inc.*	393	4,720
Arrow Electronics, Inc.*	400	12,052
Art Technology Group, Inc.*	400	1,764
Aruba Networks, Inc.*	260	3,552
AsiaInfo Holdings, Inc.*	100	2,648
Atheros Communications, Inc.*	200	7,742
Atmel Corp.*	1,300	6,539
ATMI, Inc.*	100	1,931
Autodesk, Inc.*	744	21,888
Automatic Data Processing, Inc.	1,590	70,707
Aviat Networks, Inc.*	104	690
Avnet, Inc.*	500	15,000
AVX Corp.	200	2,840
Benchmark Electronics, Inc.*	250	5,185
Black Box Corp.	100	3,076
Blackbaud, Inc.	100	2,519
Blackboard, Inc.*	100	4,166
Blue Coat Systems, Inc.*	161	4,997
BMC Software, Inc.*	600	22,800
Brightpoint, Inc.*	270	2,033
Broadcom Corp., Class A	1,560	51,761
Broadridge Financial Solutions, Inc.	450	9,621
Brocade Communications Systems, Inc.*	1,200	6,852
Brooks Automation, Inc.*	311	2,743
CA, Inc.	20,091	471,536
Cabot Microelectronics Corp.*	100	3,783
CACI International, Inc., Class A*	100	4,885
Cadence Design Systems, Inc.*	1,000	6,660
Cavium Networks, Inc.*	146	3,630
Checkpoint Systems, Inc.*	100	2,212
Ciber, Inc.*	200	748
Ciena Corp.*	371	5,654
Cirrus Logic, Inc.*	300	2,517
Cisco Systems, Inc.*	18,400	478,952
Citrix Systems, Inc.*	586	27,817
Cogent, Inc.*	100	1,020
Cognex Corp.	200	3,698
Cognizant Technology Solutions Corp., Class A*	939	47,870
Coherent, Inc.*	100	3,196
Cohu, Inc.	100	1,377
CommScope, Inc.*	300	8,406
CommVault Systems, Inc.*	200	4,270
Computer Sciences Corp.*	500	27,245
Compuware Corp.*	700	5,880
Comtech Telecommunications Corp.*	100	3,199
Concur Technologies, Inc.*	100	4,101
Convergys Corp.*	500	6,130
Corning, Inc.	5,020	101,454
Cree, Inc.*	400	28,088
CSG Systems International, Inc.*	200	4,192
CTS Corp.	100	942
Cybersource Corp.*	300	5,292
Cymer, Inc.*	100	3,730
Cypress Semiconductor Corp.*	620	7,130
Daktronics, Inc.	200	1,524
DealerTrack Holdings, Inc.*	100	1,708
Dell, Inc.*	30,680	460,507
Deltek, Inc.*	29	222
DG FastChannel, Inc.*	100	3,195
Diebold, Inc.	200	6,352
Digital River, Inc.*	100	3,030
Diodes, Inc.*	100	2,240
Dolby Laboratories, Inc., Class A*	200	11,734
DSP Group, Inc.*	100	833
DST Systems, Inc.	100	4,145
DTS, Inc.*	100	3,404
Earthlink, Inc.	400	3,416
eBay, Inc.*	3,537	95,322
Echelon Corp.*	100	897
EchoStar Corp., Class A*	160	3,245
Electro Scientific Industries, Inc.*	100	1,281
Electronic Arts, Inc.*	1,041	19,425
Electronics for Imaging, Inc.*	200	2,326
EMC Corp.*	6,300	113,652
Emulex Corp.*	300	3,984
Entegris, Inc.*	800	4,032
Epicor Software Corp.*	200	1,912
EPIQ Systems, Inc.*	100	1,243
Equinix, Inc.*	100	9,734
Euronet Worldwide, Inc.*	200	3,686
Exar Corp.*	100	705
Extreme Networks*	219	672
F5 Networks, Inc.*	247	15,193
Factset Research Systems, Inc.	200	14,674
Fair Isaac Corp.	200	5,068
Fairchild Semiconductor International, Inc.*	460	4,899
FEI Co.*	100	2,291
Fidelity National Information Services, Inc.	1,041	24,401
Fiserv, Inc.*	500	25,380
FLIR Systems, Inc.*	432	12,182
Formfactor, Inc.*	200	3,552
Gartner, Inc.*	200	4,448
Genpact Ltd.*	200	3,354
Global Cash Access Holdings, Inc.*	100	817
Global Payments, Inc.	300	13,665
Google, Inc., Class A*	764	433,196
GSI Commerce, Inc.*	100	2,767
Harmonic, Inc.*	300	1,893
Harris Corp.	420	19,946
Heartland Payment Systems, Inc.	100	1,860
Hewitt Associates, Inc., Class A*	300	11,934
Hewlett-Packard Co.	7,605	404,206
Hittite Microwave Corp.*	100	4,397
IAC/InterActiveCorp*	370	8,414
Infinera Corp.*	400	3,408
infoGROUP, Inc.*	100	780
Informatica Corp.*	300	8,058
Infospace, Inc.*	100	1,105
Ingram Micro, Inc., Class A*	500	8,775
Insight Enterprises, Inc.*	200	2,872
Integrated Device Technology, Inc.*	720	4,414
Intel Corp.	17,856	397,475
InterDigital, Inc.*	200	5,572
Intermec, Inc.*	200	2,836
International Business Machines Corp.	4,244	544,293
International Rectifier Corp.*	300	6,870
Internet Capital Group, Inc.*	100	845
Intersil Corp., Class A	460	6,790
Intevac, Inc.*	100	1,382
Intuit, Inc.*	1,000	34,340
Itron, Inc.*	104	7,547
Ixia*	100	927
j2 Global Communications, Inc.*	200	4,680
Jabil Circuit, Inc.	600	9,714
Jack Henry & Associates, Inc.	300	7,218
JDA Software Group, Inc.*	100	2,782
JDS Uniphase Corp.*	812	10,174
Juniper Networks, Inc.*	1,600	49,088
KLA-Tencor Corp.	556	17,192
Knot, Inc./The*	100	782
Kulicke & Soffa Industries, Inc.*	200	1,450
L-1 Identity Solutions, Inc.*	61	545
Lam Research Corp.*	3,785	141,256
Lattice Semiconductor Corp.*	400	1,468
Lawson Software, Inc.*	200	1,322
Lender Processing Services, Inc.	361	13,628
Lexmark International, Inc., Class A*	300	10,824
Linear Technology Corp.	700	19,796
Littelfuse, Inc.*	100	3,801
LSI Corp.*	1,896	11,603
Manhattan Associates, Inc.*	100	2,548
Mantech International Corp., Class A*	100	4,883
Marchex, Inc., Class B	100	511
Marvell Technology Group Ltd.*	1,580	32,200
Mastercard, Inc., Class A	270	68,580
Maxim Integrated Products, Inc.	993	19,254
MAXIMUS, Inc.	100	6,093
McAfee, Inc.*	500	20,065
MEMC Electronic Materials, Inc.*	600	9,198
Mentor Graphics Corp.*	300	2,406
MercadoLibre, Inc.*	100	4,821
Mercury Computer Systems, Inc.*	100	1,372
Methode Electronics, Inc.	100	990
Micrel, Inc.	200	2,132
Microchip Technology, Inc.	600	16,896
Micron Technology, Inc.*	2,766	28,739
MICROS Systems, Inc.*	200	6,576
Microsemi Corp.*	300	5,202
Microsoft Corp.	34,457	1,008,556
MicroStrategy, Inc., Class A*	48	4,083
Microtune, Inc.*	200	546
MKS Instruments, Inc.*	200	3,918
ModusLink Global Solutions, Inc.*	160	1,349
Molex, Inc.	500	10,430
Monolithic Power Systems, Inc.*	100	2,230
Monster Worldwide, Inc.*	500	8,305
Motorola, Inc.*	22,579	158,505
Move, Inc.*	500	1,045
MTS Systems Corp.	100	2,903
National Instruments Corp.	200	6,670
National Semiconductor Corp.	700	10,115
NCR Corp.*	400	5,520
Net 1 UEPS Technologies, Inc.*	200	3,678
NetApp, Inc.*	1,000	32,560
Netgear, Inc.*	100	2,610
Netlogic Microsystems, Inc.*	200	5,886
Netscout Systems, Inc.*	100	1,479
NeuStar, Inc., Class A*	300	7,560
Newport Corp.*	100	1,250
Novatel Wireless, Inc.*	100	673
Novell, Inc.*	1,400	8,386
Novellus Systems, Inc.*	400	10,000
Nuance Communications, Inc.*	740	12,314
NVIDIA Corp.*	1,830	31,805
Omnivision Technologies, Inc.*	200	3,436
ON Semiconductor Corp.*	1,170	9,360
Oracle Corp.	12,240	314,446
Palm, Inc.*	400	1,504
Parametric Technology Corp.*	360	6,498
Park Electrochemical Corp.	100	2,874
Paychex, Inc.	1,000	30,700
Plantronics, Inc.	200	6,256
Plexus Corp.*	200	7,206
PMC - Sierra, Inc.*	900	8,028
Polycom, Inc.*	300	9,174
Power Integrations, Inc.	100	4,120
Power-One, Inc.*	300	1,266
Progress Software Corp.*	100	3,143
QLogic Corp.*	300	6,090
QUALCOMM, Inc.	5,297	222,421
Quantum Corp.*	800	2,104
Quest Software, Inc.*	200	3,558
Rackspace Hosting, Inc.*	254	4,757
Radisys Corp.*	100	896
Rambus, Inc.*	360	7,866
RealNetworks, Inc.*	400	1,932
Red Hat, Inc.*	600	17,562
RF Micro Devices, Inc.*	1,057	5,264
Riverbed Technology, Inc.*	140	3,976
Rofin-Sinar Technologies, Inc.*	200	4,524
Rogers Corp.*	100	2,901
Rovi Corp.*	287	10,656
S1 Corp.*	225	1,327
SAIC, Inc.*	1,244	22,019
Salesforce.com, Inc.*	340	25,313
SanDisk Corp.*	700	24,241
Sapient Corp.	300	2,742
Scansource, Inc.*	106	3,051
Seagate Technology*	1,602	29,252
Semtech Corp.*	200	3,486
Sigma Designs, Inc.*	100	1,173
Silicon Image, Inc.*	300	906
Silicon Laboratories, Inc.*	200	9,534
Silicon Storage Technology, Inc.*	300	912
Skyworks Solutions, Inc.*	500	7,800
Sohu.com, Inc.*	100	5,460
Solera Holdings, Inc.	200	7,730
SonicWALL, Inc.*	200	1,738
Sonus Networks, Inc.*	820	2,140
Sourcefire, Inc.*	100	2,295
SRA International, Inc., Class A*	220	4,574
Stamps.com, Inc.*	100	1,010
Standard Microsystems Corp.*	100	2,328
STEC, Inc.*	94	1,126
SuccessFactors, Inc.*	100	1,904
Sybase, Inc.*	276	12,867
Sycamore Networks, Inc.	60	1,207
Symantec Corp.*	2,573	43,535
Symmetricom, Inc.*	200	1,166
Symyx Technologies, Inc.*	100	449
Synaptics, Inc.*	150	4,141
Synopsys, Inc.*	400	8,948
Take-Two Interactive Software, Inc.*	300	2,955
Taleo Corp., Class A*	200	5,182
Tech Data Corp.*	200	8,380
Tekelec*	200	3,632
TeleTech Holdings, Inc.*	100	1,708
Tellabs, Inc.	1,560	11,809
Teradata Corp.*	500	14,445
Teradyne, Inc.*	500	5,585
Tessera Technologies, Inc.*	200	4,056
Texas Instruments, Inc.	3,980	97,391
TIBCO Software, Inc.*	700	7,553
TiVo, Inc.*	400	6,848
TNS, Inc.*	100	2,230
Total System Services, Inc.	500	7,830
Trimble Navigation Ltd.*	400	11,488
TriQuint Semiconductor, Inc.*	500	3,500
TTM Technologies, Inc.*	200	1,776
Tyco Electronics Ltd.	19,850	545,478
Tyler Technologies, Inc.*	100	1,874
Ultimate Software Group, Inc.*	100	3,295
Ultratech, Inc.*	100	1,360
Unisys Corp.*	144	5,024
United Online, Inc.	200	1,496
Universal Display Corp.*	100	1,177
UTStarcom, Inc.*	300	837
ValueClick, Inc.*	300	3,042
Varian Semiconductor Equipment Associates, Inc.*	275	9,108
VASCO Data Security International, Inc.*	100	825
Veeco Instruments, Inc.*	100	4,350
VeriFone Holdings, Inc.*	288	5,820
VeriSign, Inc.*	600	15,606
Viasat, Inc.*	100	3,461
Visa, Inc., Class A	1,417	128,989
Vishay Intertechnology, Inc.*	800	8,184
VMware, Inc., Class A*	200	10,660
WebMD Health Corp.*	181	8,395
Websense, Inc.*	200	4,554
Western Digital Corp.*	722	28,151
Western Union Co./The	2,200	37,312
Wright Express Corp.*	100	3,012
Xerox Corp.	4,080	39,780
Xilinx, Inc.	900	22,950
Yahoo! Inc.*	3,758	62,120
Zebra Technologies Corp., Class A*	213	6,305
Zoran Corp.*	200	2,152
		9,699,461
Materials — 1.0%
A. Schulman, Inc.	70	1,713
Air Products & Chemicals, Inc.	644	47,624
Airgas, Inc.	300	19,086
AK Steel Holding Corp.	360	8,230
Albemarle Corp.	310	13,215
Alcoa, Inc.	3,035	43,218
Allegheny Technologies, Inc.	300	16,197
Allied Nevada Gold Corp.*	200	3,314
AMCOL International Corp.	100	2,720
Aptargroup, Inc.	200	7,870
Arch Chemicals, Inc.	100	3,439
Ashland, Inc.	300	15,831
Balchem Corp.	150	3,697
Ball Corp.	300	16,014
Bemis Co., Inc.	300	8,616
Brush Engineered Materials, Inc.*	100	2,257
Cabot Corp.	300	9,120
Calgon Carbon Corp.*	200	3,424
Carpenter Technology Corp.	200	7,320
Celanese Corp., Series A	400	12,740
Century Aluminum Co.*	160	2,201
CF Industries Holdings, Inc.	172	15,683
Clearwater Paper Corp.*	39	1,921
Cliffs Natural Resources, Inc.	460	32,637
Coeur d'Alene Mines Corp.*	187	2,801
Commercial Metals Co.	500	7,530
Compass Minerals International, Inc.	100	8,023
Crown Holdings, Inc.*	500	13,480
Cytec Industries, Inc.	200	9,348
Domtar Corp.*	149	9,597
Dow Chemical Co./The	3,510	103,791
E.I. Du Pont de Nemours & Co.	2,854	106,283
Eagle Materials, Inc.	200	5,308
Eastman Chemical Co.	200	12,736
Ecolab, Inc.	757	33,270
Ferro Corp.*	100	879
FMC Corp.	200	12,108
Freeport-McMoRan Copper & Gold, Inc.	1,302	108,769
Greif, Inc., Class A	100	5,492
H.B. Fuller Co.	200	4,642
Hecla Mining Co.*	900	4,923
Horsehead Holding Corp.*	100	1,184
Huntsman Corp.	500	6,025
International Flavors & Fragrances, Inc.	300	14,301
International Paper Co.	1,398	34,405
Intrepid Potash, Inc.*	100	3,033
Kaiser Aluminum Corp.	100	3,857
Koppers Holdings, Inc.	100	2,832
Louisiana-Pacific Corp.*	416	3,765
Lubrizol Corp.	200	18,344
Martin Marietta Materials, Inc.	147	12,282
MeadWestvaco Corp.	500	12,775
Minerals Technologies, Inc.	100	5,184
Monsanto Co.	1,717	122,628
Mosaic Co./The	500	30,385
Myers Industries, Inc.	100	1,048
Nalco Holding Co.	400	9,732
Neenah Paper, Inc.	100	1,584
NewMarket Corp.	40	4,120
Newmont Mining Corp.	1,500	76,395
Nucor Corp.	968	43,928
Olin Corp.	300	5,886
OM Group, Inc.*	100	3,388
Owens-Illinois, Inc.*	532	18,907
P.H. Glatfelter Co.	200	2,898
Packaging Corp. of America	400	9,844
Pactiv Corp.*	500	12,590
PolyOne Corp.*	300	3,072
PPG Industries, Inc.	500	32,700
Praxair, Inc.	1,049	87,067
Reliance Steel & Aluminum Co.	200	9,846
Rock-Tenn Co., Class A	100	4,557
Rockwood Holdings, Inc.*	196	5,217
Royal Gold, Inc.	100	4,621
RPM International, Inc.	500	10,670
RTI International Metals, Inc.*	100	3,033
Schnitzer Steel Industries, Inc., Class A	100	5,253
Schweitzer-Mauduit International, Inc.	100	4,756
Scotts Miracle-Gro Co./The, Class A	106	4,913
Sealed Air Corp.	600	12,648
Sensient Technologies Corp.	200	5,812
Sigma-Aldrich Corp.	400	21,464
Silgan Holdings, Inc.	100	6,023
Solutia, Inc.*	429	6,911
Sonoco Products Co.	300	9,237
Southern Copper Corp.	580	18,369
Spartech Corp.*	100	1,170
Steel Dynamics, Inc.	610	10,657
Stillwater Mining Co.*	100	1,298
Temple-Inland, Inc.	400	8,172
Terra Industries, Inc.	300	13,728
Texas Industries, Inc.	100	3,417
Titanium Metals Corp.*	300	4,977
United States Steel Corp.	465	29,537
Valspar Corp.	400	11,792
Vulcan Materials Co.	404	19,085
Walter Industries, Inc.	200	18,454
Wausau Paper Corp.*	100	854
Weyerhaeuser Co.	700	31,689
Worthington Industries, Inc.	200	3,458
WR Grace & Co.*	300	8,328
Zep, Inc.	100	2,188
Zoltek Cos., Inc.*	100	964
		1,634,324
Telecommunication Services — 0.6%
AboveNet, Inc.*	41	2,080
Alaska Communications Systems Group, Inc.	100	812
American Tower Corp., Class A*	1,220	51,984
AT&T, Inc.	18,803	485,870
Cbeyond, Inc.*	100	1,368
CenturyTel, Inc.	957	33,935
Cincinnati Bell, Inc.*	800	2,728
Consolidated Communications Holdings, Inc.	3	57
Crown Castle International Corp.*	917	35,057
Frontier Communications Corp.	876	6,517
General Communication, Inc., Class A*	200	1,154
Iowa Telecommunications Services, Inc.	100	1,670
Leap Wireless International, Inc.*	180	2,945
Level 3 Communications, Inc.*	5,500	8,910
MetroPCS Communications, Inc.*	800	5,664
Neutral Tandem, Inc.*	124	1,981
NII Holdings, Inc.*	500	20,830
NTELOS Holdings Corp.	100	1,779
Premiere Global Services, Inc.*	200	1,652
Qwest Communications International, Inc.	5,000	26,100
SBA Communications Corp., Class A*	340	12,264
Shenandoah Telecommunications Co.	100	1,880
Sprint Nextel Corp.*	8,882	33,752
Syniverse Holdings, Inc.*	200	3,894
Telephone & Data Systems, Inc.	300	10,155
tw telecom, inc.*	600	10,890
United States Cellular Corp.*	100	4,138
USA Mobility, Inc.*	100	1,267
Verizon Communications, Inc.	9,117	282,809
Windstream Corp.	1,247	13,580
		1,067,722
Utilities — 1.2%
AES Corp./The*	2,060	22,660
AGL Resources, Inc.	200	7,730
Allegheny Energy, Inc.	500	11,500
Allete, Inc.	100	3,348
Alliant Energy Corp.	400	13,304
Ameren Corp.	720	18,778
American Electric Power Co., Inc.	1,464	50,040
American States Water Co.	100	3,470
American Water Works Co., Inc.	200	4,352
Aqua America, Inc.	400	7,028
Atmos Energy Corp.	312	8,914
Avista Corp.	200	4,142
Black Hills Corp.	100	3,035
California Water Service Group	100	3,761
Calpine Corp.*	1,000	11,890
CenterPoint Energy, Inc.	1,151	16,528
CH Energy Group, Inc.	49	2,001
Cleco Corp.	200	5,310
CMS Energy Corp.	660	10,204
Consolidated Edison, Inc.	876	39,017
Constellation Energy Group, Inc.	560	19,662
Dominion Resources, Inc.	1,866	76,711
DPL, Inc.	400	10,876
DTE Energy Co.	500	22,300
Duke Energy Corp.	4,073	66,471
Dynegy, Inc., Class A*	1,516	1,910
Edison International	11,650	398,080
El Paso Electric Co.*	200	4,120
Empire District Electric Co./The	100	1,802
Energen Corp.	200	9,306
Entergy Corp.	622	50,600
EQT Corp.	400	16,400
Exelon Corp.	2,075	90,906
FirstEnergy Corp.	971	37,956
FPL Group, Inc.	1,300	62,829
Great Plains Energy, Inc.	428	7,948
Hawaiian Electric Industries, Inc.	300	6,735
IDACORP, Inc.	200	6,924
Integrys Energy Group, Inc.	265	12,556
ITC Holdings Corp.	200	11,000
Laclede Group, Inc./The	100	3,372
MDU Resources Group, Inc.	600	12,948
MGE Energy, Inc.	100	3,536
Mirant Corp.*	443	4,811
National Fuel Gas Co.	200	10,110
New Jersey Resources Corp.	150	5,634
Nicor, Inc.	100	4,192
NiSource, Inc.	800	12,640
Northeast Utilities	500	13,820
Northwest Natural Gas Co.	100	4,660
NorthWestern Corp.	100	2,681
NRG Energy, Inc.*	878	18,350
NSTAR	300	10,626
NV Energy, Inc.	900	11,097
OGE Energy Corp.	300	11,682
Oneok, Inc.	300	13,695
Ormat Technologies, Inc.	100	2,814
Pepco Holdings, Inc.	600	10,290
PG&E Corp.	1,170	49,631
Piedmont Natural Gas Co., Inc.	200	5,516
Pinnacle West Capital Corp.	300	11,319
PNM Resources, Inc.	300	3,759
Portland General Electric Co.	200	3,862
PPL Corp.	1,196	33,141
Progress Energy, Inc.	900	35,424
Public Service Enterprise Group, Inc.	1,604	47,350
Questar Corp.	600	25,920
RRI Energy, Inc.*	820	3,026
SCANA Corp.	400	15,036
Sempra Energy	7,775	387,973
SJW Corp.	100	2,542
South Jersey Industries, Inc.	100	4,199
Southern Co./The	2,500	82,900
Southwest Gas Corp.	200	5,984
TECO Energy, Inc.	800	12,712
UGI Corp.	400	10,616
UIL Holdings Corp.	66	1,815
Unisource Energy Corp.	100	3,144
Vectren Corp.	300	7,416
Westar Energy, Inc.	400	8,920
WGL Holdings, Inc.	200	6,930
Wisconsin Energy Corp.	400	19,764
Xcel Energy, Inc.	1,461	30,973
		2,138,934
Total Common Stocks (Active & Passive Domestic Equities)
(Cost $47,576,590)		54,263,142

Investment Companies (Active International & Global Equities) (11.6%)
Dodge & Cox Global Stock Fund	1,359,408	11,323,866
Longleaf Partners International Fund	614,161	8,561,401
Total Investment Companies (Active International & Global Equities)
(Cost $16,050,000)		19,885,267

	Cost	Fair
		Value
Partnerships (Active Domestic & International Equities) (16.3%)
Partnership (Active Domestic Equity) — 0.8%
ValueAct Capital Partners II, L.P.(a)	$2,044,683	$1,401,000
Partnership (Active International Equity) — 15.5%
Harris Associates International Value, L.P.(a)	8,000,000	14,581,000
Liberty Square Strategic Partners IV (Asia), L.P.(a)	195,027	111,170
Walter Scott International Fund, LLC(a)	9,100,000	11,914,000
Total Partnerships (Active Domestic & International Equities)
(Cost $19,339,710)		28,007,170

TOTAL EQUITY INVESTMENTS
(Cost $82,966,300)		102,155,579

ALTERNATIVE ASSETS (24.0%)
Hedge Funds
Absolute Return
Canyon Value Realization Fund, L.P.(a)	7,970,230	10,740,000
GoldenTree Credit Opportunities, L.P.(a)	3,500,000	3,481,000
Millgate Partners II, L.P.(a)	2,000,000	1,994,000
Perry Partners, L.P.(a)	6,319,727	7,270,000
Taconic Opportunity Fund, L.P.(a)	7,750,000	8,846,000
Equity Hedge
Lansdowne European Strategic Equity Fund, L.P.(a)	3,500,000	4,758,000
Royal Capital Value Fund (QP), L.P.(a)	3,500,000	4,065,000

TOTAL ALTERNATIVE ASSETS
(Cost $34,539,957)		41,154,000

	Principal	Fair
	Amount	Value
FIXED INCOME INVESTMENTS (9.3%)
Certificate of Deposit (0.0%)
Bank of Nova Scotia/TX, 0.50%, due 3/5/12	$50,000	$49,976

Corporate Bonds (4.9%)
Consumer Discretionary — 0.5%
Comcast Corp., 5.15%, due 03/01/20	108,000	108,971
COX Communications, Inc., 5.45%, due 12/15/14	70,000	75,666
Daimler Finance North America LLC, 5.88%, due 03/15/11	100,000	104,039
Daimler Finance North America LLC MTN, Series E, 5.75%, due 09/08/11	99,000	104,350
DIRECTV Holdings LLC / DIRECTV Financing Co., Inc., 4.75%, due 10/01/14(b)	110,000	114,918
Home Depot, Inc., 5.40%, due 03/01/16	90,000	97,254
News America, Inc., 6.65%, due 11/15/37	59,000	62,050
Time Warner Cable, Inc., 6.55%, due 05/01/37	44,000	44,973
Time Warner Cable, Inc., 6.75%, due 06/15/39	43,000	45,107
Time Warner Cable, Inc., 7.50%, due 04/01/14	30,000	34,634
Time Warner, Inc., 4.88%, due 03/15/20	55,000	53,737
Time Warner, Inc., 5.50%, due 11/15/11	50,000	53,063
Viacom, Inc., 4.38%, due 09/15/14	31,000	32,029
		930,791
Consumer Staples — 0.5%
Anheuser-Busch InBev Worldwide, Inc., 1.01%, due 03/26/13(b)(c)	50,000	50,101
Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20	73,000	75,305
Bottling Group LLC, 6.95%, due 03/15/14	70,000	81,040
Coca-Cola Enterprises, Inc., 7.38%, due 03/03/14	25,000	29,211
Costco Wholesale Corp., 5.50%, due 03/15/17	62,000	68,037
Delhaize America, Inc., 9.00%, due 04/15/31	80,000	101,769
Dr Pepper Snapple Group, Inc., 6.82%, due 05/01/18	70,000	79,969
General Mills, Inc., 6.00%, due 02/15/12	69,000	75,074
Kellogg Co., 5.13%, due 12/03/12	84,000	90,973
Kraft Foods, Inc., 5.38%, due 02/10/20	55,000	55,900
Kroger Co./The, 7.50%, due 01/15/14	35,000	40,414
Kroger Co./The, 7.50%, due 04/01/31	37,000	43,182
PepsiAmericas, Inc., 5.63%, due 05/31/11	50,000	52,560
Safeway, Inc., 7.25%, due 02/01/31	36,000	41,172
		884,707
Energy — 0.5%
Anadarko Finance Co., Series B, 7.50%, due 05/01/31	25,000	28,093
Anadarko Petroleum Corp., 7.63%, due 03/15/14	40,000	45,986
Canadian Natural Resources Ltd., 4.90%, due 12/01/14	35,000	37,411
EnCana Corp., 6.50%, due 08/15/34	34,000	36,037
Enterprise Products Operating LLC, Series G, 5.60%, due 10/15/14	60,000	64,943
Kinder Morgan Energy Partners, L.P., 5.95%, due 02/15/18	95,000	101,892
Kinder Morgan Energy Partners, L.P., 6.75%, due 03/15/11	50,000	52,533
Marathon Oil Corp., 5.90%, due 03/15/18	47,000	50,141
Petro-Canada, 6.05%, due 05/15/18	51,000	54,907
Petroleos Mexicanos, 6.00%, due 03/05/20(b)	90,000	92,250
Shell International Finance B.V., 1.30%, due 09/22/11	100,000	100,501
TransCanada PipeLines Ltd., 7.25%, due 08/15/38	40,000	46,666
Valero Energy Corp., 6.88%, due 04/15/12	91,000	98,615
		809,975
Financials — 1.8%
American Express Co., 8.13%, due 05/20/19	40,000	48,448
American Express Credit Corp. MTN, Series D, 5.13%, due 08/25/14	75,000	79,630
Ameriprise Financial, Inc., 5.30%, due 03/15/20	36,000	36,419
Bank of America Corp., 4.50%, due 04/01/15	50,000	50,417
Bank of America Corp., 5.75%, due 12/01/17	50,000	51,264
Bank of America Corp., 7.63%, due 06/01/19	30,000	34,316
Bank of China Hong Kong Ltd., 5.55%, due 02/11/20(b)	100,000	99,820
Barclays Bank plc, 5.13%, due 01/08/20	100,000	98,607
Bear Stearns Cos., LLC/The, 5.55%, due 01/22/17	50,000	51,942
BNP Paribas MTN, 1.26%, due 06/11/12(c)	50,000	50,705
Boston Properties LP, 6.25%, due 01/15/13	23,000	24,928
Caterpillar Financial Services Corp. MTN, 4.25%, due 02/08/13	54,000	57,440
Chubb Corp., 6.38%, due 03/29/67(c)	80,000	80,500
Citigroup, Inc., 6.01%, due 01/15/15	50,000	52,528
CME Group, Inc., 5.40%, due 08/01/13	45,000	49,099
Credit Suisse AG, 5.40%, due 01/14/20	60,000	60,469
Dexia Credit Local, 0.93%, due 09/23/11(b)(c)	50,000	50,357
Export-Import Bank of Korea, 5.88%, due 01/14/15	100,000	107,795
General Electric Capital Corp. MTN, 5.88%, due 01/14/38	78,000	74,159
General Electric Capital Corp. GMTN, 6.00%, due 08/07/19	49,000	51,777
General Electric Capital Corp. GMTN, Series A, 3.75%, due 11/14/14	90,000	91,177
General Electric Capital Corp. MTN, Series G, 0.27%, due 09/21/12(c)	50,000	50,037
Goldman Sachs Group, Inc./The, 5.00%, due 01/15/11	40,000	41,294
Goldman Sachs Group, Inc./The MTN, 6.00%, due 05/01/14	51,000	55,844
Goldman Sachs Group, Inc./The, 6.15%, due 04/01/18	60,000	63,485
Goldman Sachs Group, Inc./The, 6.75%, due 10/01/37	50,000	49,937
John Deere Capital Corp., 7.00%, due 03/15/12	45,000	49,773
John Deere Capital Corp. MTN, Series D, 5.35%, due 01/17/12	50,000	53,395
JPMorgan Chase & Co., 0.75%, due 12/02/10(c)	100,000	100,382
JPMorgan Chase & Co., 6.30%, due 04/23/19	50,000	55,178
Landwirtschaftliche Rentenbank, 5.25%, due 07/15/11	75,000	79,141
Macquarie Group Ltd., 6.00%, due 01/14/20(b)	140,000	139,647
Merrill Lynch & Co., Inc. MTN, 6.88%, due 04/25/18	50,000	53,884
Merrill Lynch & Co., Inc., 7.75%, due 05/14/38	45,000	49,881
MetLife, Inc., 6.75%, due 06/01/16	45,000	50,429
MetLife, Inc., 10.75%, due 08/01/39	35,000	45,113
Morgan Stanley, 0.50%, due 01/18/11(c)	100,000	100,008
Morgan Stanley GMTN, 4.10%, due 01/26/15	145,000	144,220
NASDAQ OMX Group, Inc./The, 5.55%, due 01/15/20	60,000	59,668
Nissan Motor Acceptance Corp., 4.50%, due 01/30/15(b)	45,000	45,113
NYSE Euronext, 4.80%, due 06/28/13	60,000	64,157
PACCAR Financial Corp. MTN, 0.70%, due 04/05/13(c)	20,000	19,941
ProLogis, 6.88%, due 03/15/20	55,000	54,326
Prudential Financial, Inc. MTN, Series D, 4.75%, due 09/17/15	85,000	87,488
Simon Property Group LP, 6.13%, due 05/30/18	44,000	45,520
Vornado Realty LP, 4.25%, due 04/01/15	89,000	88,325
Wells Fargo & Co., 4.38%, due 01/31/13	20,000	21,107
Westpac Banking Corp., 0.84%, due 04/08/13(c)	100,000	100,000
		3,069,090
Health Care — 0.4%
Aetna, Inc., 5.75%, due 06/15/11	69,000	72,341
Express Scripts, Inc., 7.25%, due 06/15/19	20,000	23,154
GlaxoSmithKline Capital, Inc., 4.85%, due 05/15/13	45,000	48,776
McKesson Corp., 5.25%, due 03/01/13	47,000	50,159
Medco Health Solutions, Inc., 7.25%, due 08/15/13	45,000	50,879
Pfizer, Inc., 2.21%, due 03/15/11(c)	100,000	101,878
Roche Holdings, Inc., 4.50%, due 03/01/12(b)	35,000	37,000
UnitedHealth Group, Inc., 5.25%, due 03/15/11	45,000	46,728
UnitedHealth Group, Inc., 5.38%, due 03/15/16	41,000	43,214
WellPoint, Inc., 5.85%, due 01/15/36	56,000	54,186
Wyeth, 5.50%, due 02/01/14	72,000	79,427
		607,742
Industrials — 0.2%
3M Co. MTN, 4.50%, due 11/01/11	100,000	105,556
CSX Corp., 6.75%, due 03/15/11	30,000	31,561
Embraer Overseas Ltd., 6.38%, due 01/15/20	80,000	81,400
Ingersoll-Rand Global Holding Co. Ltd., 6.00%, due 08/15/13	45,000	49,446
		267,963
Information Technology — 0.0%
Cisco Systems, Inc., 5.90%, due 02/15/39	45,000	45,687
Grupo Televisa, S.A., 6.00%, due 05/15/18	100,000	103,341
Microsoft Corp., 5.20%, due 06/01/39	34,000	33,645
Western Union Co./The, 5.93%, due 10/01/16	64,000	70,777
		253,450
Materials — 0.4%
ArcelorMittal, 9.85%, due 06/01/19	85,000	108,035
BHP Billiton Finance USA Ltd., 5.00%, due 12/15/10	50,000	51,482
Chevron Phillips, 7.00%, due 03/15/11	35,000	36,750
Dow Chemical Co./The, 4.85%, due 08/15/12	44,000	46,531
Dow Chemical Co./The, 8.55%, due 05/15/19	40,000	48,390
Dow Chemical Co./The, 9.40%, due 05/15/39	35,000	46,915
Rio Tinto Finance USA Ltd., 5.88%, due 07/15/13	105,000	115,415
Vale Overseas Ltd., 5.63%, due 09/15/19	40,000	41,305
Vale Overseas Ltd., 6.25%, due 01/23/17	40,000	43,368
Vale Overseas Ltd., 6.88%, due 11/21/36	49,000	50,693
		588,884
Telecommunication Services — 0.3%
Cellco Partnership / Verizon Wireless Capital LLC, 2.85%, due 05/20/11(c)	50,000	51,457
New Cingular Wireless Services, Inc., 8.13%, due 05/01/12	149,000	168,142
New Cingular Wireless Services, Inc., 8.75%, due 03/01/31	31,000	40,027
Telecom Italia Capital S.A., 6.00%, due 09/30/34	53,000	47,018
Telecom Italia Capital S.A., 6.18%, due 06/18/14	30,000	32,067
Telefonica Emisiones SAU, 6.22%, due 07/03/17	60,000	65,800
Verizon Communications, Inc., 5.85%, due 09/15/35	24,000	23,358
Verizon Communications, Inc., 8.75%, due 11/01/18	35,000	43,908
Vodafone Group plc, 6.15%, due 02/27/37	40,000	40,971
		512,748
Utilities — 0.3%
Dominion Resources, Inc., 5.20%, due 08/15/19	44,000	45,035
Dominion Resources, Inc., 8.88%, due 01/15/19	15,000	18,924
Duke Energy Ohio, Inc., 5.70%, due 09/15/12	55,000	59,587
Exelon Corp., 4.90%, due 06/15/15	90,000	93,801
Exelon Generation Co. LLC, 5.20%, due 10/01/19	25,000	25,255
FPL Group Capital, Inc., 0.65%, due 11/09/12(c)	30,000	29,999
FPL Group Capital, Inc., 6.00%, due 03/01/19	25,000	26,772
KeySpan Corp., 7.63%, due 11/15/10	30,000	31,240
Midamerican Energy Holdings Co., 6.13%, due 04/01/36	62,000	62,467
Pacific Gas & Electric Co., 1.20%, due 06/10/10(c)	25,000	25,043
Pacific Gas & Electric Co., 6.05%, due 03/01/34	42,000	43,252
Wisconsin Energy Corp., 6.50%, due 04/01/11	50,000	52,715
		514,090
Foreign Government Securities (0.5%)
Brazilian Government International Bond, 7.88%, due 03/07/15	70,000	82,775
Chile Government International Bond, 5.50%, due 01/15/13	110,000	120,010
Israel Government International Bond, 5.50%, due 11/09/16	28,000	30,803
Kreditanstalt fuer Wiederaufbau, 1.88%, due 03/15/11	40,000	40,496
Malaysia Government International Bond, 7.50%, due 07/15/11	110,000	118,338
Mexico Government International Bond MTN, Series A, 6.75%, due 09/27/34	42,000	46,200
Peruvian Government International Bond, 8.38%, due 05/03/16	70,000	85,155
Poland Government International Bond, 5.00%, due 10/19/15	174,000	184,400
Republic of Korea, 4.88%, due 09/22/14	53,000	56,300
South Africa Government International Bond, 6.88%, due 05/27/19	100,000	111,625
		876,102
Municipal Bond (0.0%)
California (0.0%)
California State Build America Bonds, GO , Series 2009 , 7.55%, due 04/01/39	70,000	72,371

Supranational (0.1%)
International Bank for Reconstruction & Development, 1.65%, due 05/18/11	100,000	100,594

U.S. Government Agency Mortgage-Backed Securities (2.4%)
Federal Home Loan Mortgage Corp. (0.2%)
6.00%, due 11/01/36	339,802	365,505

Federal National Mortgage Association (1.9%)
5.00%, due 06/01/33	247,011	256,093
5.00%, due 09/01/33	524,272	543,974
5.00%, due 05/25/40, TBA	680,000	698,700
5.50%, due 04/01/34	408,788	433,127
5.50%, due 05/01/34	69,972	74,258
5.50%, due 04/01/36	308,232	325,863
5.50%, due 03/01/37	302,603	319,440
5.88%, due 12/01/36(c)	241,480	252,939
6.00%, due 09/01/37	297,965	318,036
		3,222,430
Government National Mortgage Association (0.3%)
5.50%, due 01/15/39	230,962	244,739
5.50%, due 04/15/40, TBA	50,000	52,883
6.00%, due 01/15/39	265,041	283,530
		581,152
U.S. Government Agency Securities (0.3%)
Federal Home Loan Banks (0.2%)
1.45%, due 01/27/12	320,000	320,686
4.00%, due 09/06/13	20,000	21,308
		341,994
Federal National Mortgage Association (0.1%)
0.38%, due 02/23/12(c)	50,000	50,111
2.63%, due 11/20/14	60,000	60,004
		110,115

U.S. Treasury Securities (1.0%)
U.S. Treasury Bonds (0.4%)
0.88%, due 04/15/10	650,000	744,227

U.S. Treasury Notes (0.6%)
2.75%, due 02/15/19	390,000	361,999
3.00%, due 08/31/16	387,000	384,188
3.13%, due 08/31/13	230,000	239,991
		986,178
TOTAL FIXED INCOME INVESTMENTS
(Cost $15,412,969)		15,890,084

SHORT-TERM INVESTMENTS (2.3%)
Commercial Paper (0.2%)
JPMorgan Chase & Co., 0.15%, 04/01/10	371,899	371,899

U.S. Government Agency Securities (0.0%)
Federal Home Loan Bank Discount Note
0.00%, due 07/14/10(d)	50,000	49,976

U.S. Treasury Securities (2.1%)
U.S. Treasury Bills
0.11%, due 04/29/10	1,765,000	1,764,845
0.13%, due 05/20/10	1,700,000	1,699,687
0.14%, due 06/17/10(e)	45,000	44,986
		3,509,518
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,931,459)		3,931,393

TOTAL INVESTMENTS (95.1%)
(Cost $136,850,685)(f)		$163,131,056
Other Assets in Excess of Liabilities (4.9%)		8,363,720
NET ASSETS (100.0%)		$171,494,776

The accompanying notes are an integral part of the financial statements.

KIEWIT INVESTMENT FUND LLLP
SCHEDULE OF INVESTMENTS
AS OF MARCH 31, 2010

Notes to Schedule of Investments:
*	Non-income producing security.
(a)	Securities were valued at fair value — at March 31, 2010, the Fund held $69,161,170 of fair valued securities, representing 40.3% of net assets.
(b)	Security may be offered and sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
(c)	Variable or floating rate security. Rate disclosed is as of March 31, 2010.
(d)	Zero coupon security. Rate disclosed is yield as of March 31, 2010.
(e)	Security has been pledged as collateral for futures contracts.
(f)	Estimated tax basis approximates book cost. See Note H to the Financial Statements.

ADR	— American Depositary Receipt.
GO	— General Obligation.
MTN	— Medium Term Note.
REIT	— Real Estate Investment Trust.
TBA	— Security is subjected to delayed delivery.

(b)	Divested of in accordance with Section 13(c) of the Investment Company Securities Act of 1940.

Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Attached to this Form N-CSR as exhibit 12(a)(4) are copies of the proxy voting policies and procedures of the Fund and its investment advisers, Geode Capital Management, LLC, Hall Capital Partners LLC, Payden & Rygel, Pzena Investment Management, LLC.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Hall Capital Partners LLC

     The Adviser’s Investment Review Committee will review and make a final decision on the eligibility of any potential investment for the Fund. The members of the Investment Review Committee are currently Kathryn A. Hall, John W. Buoymaster, Sarah E. Stein and Eric E. Alt. Biographical information concerning members of the Adviser’s Investment Review Committee is set forth below.

Kathryn A. Hall. Ms. Hall is Chief Executive Officer and Chief Investment Officer of Hall Capital Partners LLC, and a member of the Firm's Investment Review Committee. Ms. Hall was previously Co-CEO and CIO of Offit Hall Capital Management LLC (predecessor to Hall Capital Partners LLC) and President and Managing Director of Laurel Management Company, LLC (predecessor to Offit Hall Capital Management LLC) which she founded in 1994. Previously, Ms. Hall was a General Partner of Laurel Arbitrage Partners, a risk arbitrage investment partnership that she founded in 1989. Prior to that, she was a General Partner of HFS Management Partners, (predecessor to Farallon Capital Partners), HFS Partners I, and Hellman & Friedman. Ms. Hall began her career at Morgan Stanley where she worked in both the risk arbitrage and mergers & acquisitions departments. Currently, Ms. Hall is chair of the Board of Directors of Princeton University Investment Company ("PRINCO") and a member of the Board of Trustees of Princeton University. She serves on the advisory boards of Riva Capital Partners (Abrams Capital), Qiming Venture Partners, General Catalyst Fund (Fund III), and TMG Partners. She also serves on the Board and Investment Committee of St. Ignatius College Preparatory, as well as the Boards of the San Francisco Ballet Association, the Thacher School, and the UCSF Foundation. She previously served on the Boards of Stanford Management Company, Mills College, San Francisco Day School, Larkin Street Youth Center, Juma Ventures and Yerba Buena Center for the Arts, as well as the Investment Committee of the UCSF Foundation. She was a Director of the American Century Mountain View Funds from 2002 to 2007. Ms. Hall graduated cum laude from Princeton University with a B.A. in Economics and earned an M.B.A. from Stanford Graduate School of Business.

John W. Buoymaster. Mr. Buoymaster is President of Hall Capital Partners LLC. He serves as a Director of the company, Director of Portfolio Management, and a member of the Firm's Investment Review Committee, and has direct portfolio management and relationship responsibility for a number of the Firm's clients. Mr. Buoymaster joined the Firm in 1998 as Managing Director. Previously, he was a Vice President in the San Francisco office of J.P. Morgan & Co. At J.P. Morgan, Mr. Buoymaster advised individuals and families on investment strategy, portfolio structuring and generational planning. From 1977 through 1991, Mr. Buoymaster was associated with the San Francisco and Palo Alto law firm of Cooley Godward Castro Huddleson & Tatum, and was a partner in that firm from 1984 through 1991. His practice concentrated on estate and tax planning and estate and trust administration, primarily for venture capitalists and founders of emerging companies. He also represented non-profit organizations, including family foundations and non-profit research organizations. Mr. Buoymaster is a member of the Stanford Law School Board of Visitors, the Investment Committee of The Children's Health Council (Palo Alto) and the Advisory Board for Kohlberg Investors IV and V, L.P., which are private investment partnerships. He is also on the Planned Giving Advisory Committees for KQED and The California Academy of Sciences, and chairs the Planned Giving Executive Committee at Williams College. He previously served as a director or trustee of various non-profit organizations, including Marin Country Day School, The Little School (San Francisco), Goodwill Industries of San Francisco, San Mateo and Marin Counties, and the Children's Health Council (Palo Alto). Mr. Buoymaster graduated magna cum laude from Williams College with a B.A. in Economics and earned a J.D. from Stanford Law School.

Sarah E. Stein. Ms. Stein is a Managing Director, Co-Director of Research, and Head of the Capital Markets group. She is also a member of the Firm's Investment Review Committee. Ms. Stein joined the Firm in 2002 in the Portfolio Management practice. She was promoted to Deputy Director of Research and Managing Director in 2006 and was most recently promoted to Co-Director of Research. Ms. Stein’s prior experience includes working in the Investment Management Division at Goldman Sachs & Co., the Fisher Family Foundation, and teaching English in Guangzhou, China. Ms. Stein is a Trustee of the Breakthrough Collaborative and the Crystal Springs Uplands School. She is a member of the Investment Committee of the Foundation for California Community Colleges, The San Francisco Foundation, and Crystal Springs Uplands School where she also serves as Chair. Ms. Stein also serves on the Endowment Committee of the Jewish Community Endowment Fund. She previously served as a Trustee of Princeton University and KIPP Bayview Academy. Ms. Stein graduated cum laude from Princeton University with a B.A. in History and earned an M.B.A. and a Masters in Education from Stanford University.

Eric E. Alt. Mr. Alt is a Managing Director, Co-Director of Research, and Head of the Absolute Return group which covers credit, distressed, and absolute return investments. He is also a member of the Firm's Investment Review Committee. Prior to joining the Firm in 2006, Mr. Alt spent four years as a Managing Director in convertible securities at Piper Jaffray & Co. in San Francisco. Previously, he worked for Robertson Stephens, most recently as a Managing Director in the convertible securities department. While at Piper Jaffray & Co. and Robertson Stephens, Mr. Alt was involved in over 100 convertible new issue and restructuring transactions. Prior to joining Robertson Stephens in 1997, Mr. Alt was a principal in an entrepreneurial venture and also worked at Kluge & Company, a private investment firm, where he focused on venture investments. He started his career in 1989 at Arthur Andersen & Co. in Dallas as a Certified Public Accountant in the firm's Real Estate Advisory Group. Mr. Alt graduated summa cum laude from The University of Texas at Austin with a B.B.A. in Accounting and earned an M.B.A. from The Wharton School of The University of Pennsylvania.

     Ms. Hall is currently and has been since Fund inception primarily responsible for the day-to-day management of the Fund.

     The table below describes certain information regarding the accounts that Ms. Hall, either alone or together with other Managing Directors of the Adviser, managed or advised as of March 31, 2010:

Type of Account	Number of Accounts Managed	Total Assets Managed	Number of Accounts Managed for which Investment Advisory Fee is Performance-Based	Assets Managed for which Investment Advisory Fee is Performance-Based
Registered Investment Companies	1	$173,649,314	0	0
Other Pooled Investment Vehicles	12	$1,641,876,252	2	276,429,979
Other accounts (Advisory Clients)	124	$17,697,631,517	23	3,366,892,130

Potential Conflicts of Interest. Ms. Hall manages or advises accounts for many clients. There are certain inherent conflicts of interest between the Fund and other clients for which the Adviser acts as investment adviser or portfolio manager. In particular, some of these clients may seek to invest in the same Portfolio Funds as the Fund or to dispose of some investments the Fund is seeking to acquire. In addition, the Adviser may have conflicts of interest in the allocation of management and staff time, services and functions between the Fund and other entities.

     The Adviser seeks to manage such potential conflicts among its clients, including the Fund, through allocation policies and procedures (the “Allocation Policies”), which the Adviser has developed to provide assurances that no one client, regardless of type, is intentionally favored at the expense of another. The Allocation Policies are reasonably designed to address potential conflicts in situations where two or more client accounts participate in investment decisions involving the same Portfolio Funds.

     Under the Allocation Policies, the Adviser will allocate investment opportunities in a manner that it believes in good faith to be in the best interest of all the accounts involved and will in general allocate investment opportunities believed to be appropriate for both the Fund and other accounts on an equitable basis; however, there can be no assurance that a particular investment opportunity that comes to the attention of the Adviser will be allocated in any particular manner.

     In addition, Ms. Hall, like all Adviser personnel, is required to adhere to the Adviser’s Code of Ethics concerning personal investments.

     Because clients advised by the Adviser have different investment objectives or considerations than the Fund, decisions for each such client are made separately and independently in light of the objectives and purposes of such accounts. In addition, the Adviser does not devote its full time and attention to the Fund and will only be required to devote such time and attention to the Fund as it, in its sole discretion, deems necessary for the management of the Fund.

Compensation of Hall Capital Portfolio Managers.    Ms. Hall’s compensation consists of base salary and bonus, both of which are determined by the Adviser’s Compensation Committee based primarily on subjective guidelines. Ms. Hall’s base salary is fixed and compensation is not based on specific investment performance. As with all Adviser personnel, she is eligible for the standard retirement benefits and health and welfare benefits granted by the Adviser. Ms. Hall also has preexisting equity ownership in the Adviser and may be eligible for additional equity ownership if approved by the Adviser’s Board of Directors and Compensation Committee.

As of March 31, 2010, Ms. Hall did not, and is not eligible to, own any Units of the Fund.

Sub-Adviser Portfolio Manager Disclosure

Pzena Investment Management, LLC

      Pzena Investment Management, LLC (“PIM”), located at 120 West 45th Street, 20th Floor, New York, New York 10036, is a majority employee-owned investment management firm founded in 1995. As of March 31, 2010, PIM had assets of approximately $15,416 million under management. PIM serves as a Sub-Adviser to the Fund pursuant to an Investment Sub-Advisory Agreement among the Fund, the Adviser and PIM. As compensation for its investment advisory services relating to active U.S. equity investments, the Fund pays PIM a sub-advisory fee based on the monthly value of the Fund’s assets managed by PIM, at the following annual rate: (i) 0.70% per annum on the first $25,000,000; (ii) 0.50% per annum on the next $75,000,000; (iii) 0.40% per annum on the next $200,000,000, and (iv) 0.35% per annum thereafter. The sub-advisory fee is paid monthly in arrears. For purposes of calculating the sub-advisory fee, the value of the assets will be based on the average daily net assets during the month, accrued daily at the rate of 1/365th of the applicable fee.

     Investment decisions for the Fund are made by a three-person investment team consisting of Richard S. Pzena, John P. Goetz and Antonio DeSpirito, III. Each member has equal weight in determining how research findings are translated into an earnings model. Further, all decisions require unanimous consent of each of the three individuals. Should one of the members become unavailable for either planned or unplanned reasons, the remaining members would continue the process. Richard S. Pzena and John P. Goetz are currently, and have been since Fund inception, responsible for providing sub-advisory services to the Fund. Antonio DeSpirito, III has also been responsible for providing sub-advisory services to the Fund since January 1, 2006.

     The business backgrounds of each member of the investment team responsible for overseeing the Fund’s investments are:

     Richard S. Pzena — Managing Principal, Chief Executive Officer, Co-Chief Investment Officer and Founder. Rich has worked in investment management since 1986 and has been with PIM since 1995. Education: B.S. and M.B.A., The Wharton School of the University of Pennsylvania.

     John P. Goetz — Managing Principal and Co-Chief Investment Officer. John has worked in investment management since 1996 and has been with PIM since 1996. Education: B.A., Wheaton College; M.B.A., Kellogg School, Northwestern University.

     Antonio DeSpirito, III — Principal and Large Cap Value Portfolio Manager. Tony has been with PIM since 1996. Previously, Tony was one of the Portfolio Managers for PIM’s Small Cap Value Service. Education: B.S., the Wharton School of the University of Pennsylvania; J.D. Harvard Law School.

Number of Other Accounts Managed & Assets by Account Type as of March 31, 2010				Number of Accounts & Assets for which Advisory Fee is Performance Based as of March 31, 2010
Portfolio Manager	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts	Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Pzena Investment Management	9 ($4,020 million)	85 ($3,752 million)	197 ($7,645 million)	0	1 ($61 million)	11 ($1,130 million)
Richard S. Pzena(1)	6 ($3,290 million)	60 ($1,270 million)	187 ($5,928 million)	0	0	11 ($1,130 million)
John Goetz(1)	9 ($4,020 million)	85 ($3,752 million)	197 ($7,645 million)	0	1 ($61 million)	11 ($1,130 million)
Antonio DeSpirito, III(1)	5 ($3,245 million)	45 ($1,199 million)	133 ($4,567 million)	0	0	9 ($1,106 million)

(1)
Pzena Investment Management is a registered investment adviser that follows a classic value investment approach. As of March 31, 2010, the firm manages approximately $15,416 million in assets for separate accounts primarily under ten separate asset strategies: Value, Small Cap Value, Mid Cap Value, Large Cap Value, All-Cap Value, International Value, International Diversified Value, European Markets Value, Global Value, and Financial Opportunities. Investment decisions for each strategy are normally made by a three-person investment team. Each member has equal weight in determining how research findings are translated into an earnings model. Further, all decisions require unanimous consent of each of the team individuals. Should one of the members become unavailable for either planned or unplanned reasons, the remaining members would continue the process.

Potential Conflicts of Interest. In PIM’s view, conflicts of interest may arise in managing the Fund’s portfolio investments, on the one hand, and the portfolios of PIM’s other clients and/or accounts (together “Accounts”), on the other. Set forth below is a brief description of some of the material conflicts that may arise and PIM’s policy or procedure for handling them. Although PIM has designed such procedures to prevent and address conflicts, there is no guarantee that such procedures will detect every situation in which a conflict arises.

     The management of multiple Accounts inherently means there may be competing interests for the portfolio management team’s time and attention. PIM seeks to minimize this by utilizing one investment approach (i.e., classic value investing), and by managing all Accounts on a product-specific basis. Thus, all Value Accounts, whether they be Fund accounts, institutional accounts or individual accounts, are managed using the same investment discipline, strategy and proprietary investment model as the Fund.

     If the portfolio management team identifies a limited investment opportunity that may be suitable for more than one Account, the Fund may not be able to take full advantage of that opportunity. However, PIM has adopted procedures for allocating portfolio transactions across Accounts so that each Account is treated fairly. First, all orders are allocated among portfolios of the same or similar mandates at the time of trade creation/ initial order preparation. Factors affecting allocations include availability of cash to existence of client imposed trading restrictions or prohibitions, and the tax status of the account. Changes to the allocations made at the time of the creation of the order are only implemented if there is a partial fill for an order. Depending upon the size of the execution, PIM may choose to allocate the executed shares pro rata, or on a random basis. As with all trade allocations, each Account generally receives pro rata allocations of any new issue or IPO security that is appropriate for its investment objective. Permissible reasons for excluding an Account from an otherwise acceptable IPO or new issue investment include the Account having FINRA restricted person status, lack of available cash to make the purchase, or a client-imposed trading prohibition on IPOs or on the business of the issuer.

     With respect to securities transactions for the Accounts, PIM determines which broker to use to execute each order, consistent with its duty to seek best execution. PIM will bunch or aggregate like orders where doing so will be beneficial to the Accounts. However, with respect to certain Accounts, PIM may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, PIM may place separate, non-simultaneous, transactions for the Fund and another Account which may temporarily affect the market price of the security or the execution of the transaction to the detriment of one or the other.

     Conflicts of interest may arise when members of the portfolio management team trade personally in securities investments made or to be made for the Fund or other Accounts. To address this, PIM has adopted a written Code of Business Conduct and Ethics designed to prevent and detect personal trading activities that may interfere or conflict with client interests or its current investment strategy. The Code of Business Conduct and Ethics generally requires that most transactions in securities by PIM’s Access Persons and their spouses, whether or not such securities are purchased or sold on behalf of the Accounts, be cleared prior to execution by appropriate approving parties and compliance personnel. Securities transactions for Access Persons’ personal accounts also are subject to monthly reporting requirements, and annual and quarterly certification requirements. Access Person is defined to include any employee or officer of PIM. In addition, no Access Person shall be permitted to effect a short-term trade (i.e., to purchase and subsequently sell, or to sell and subsequently purchase, within 60 calendar days) of non-exempt securities. Finally, orders for proprietary accounts (i.e., accounts of PIM’s principals, affiliates or employees or their immediate family which are managed by PIM) are subject to written trade allocation procedures designed to ensure fair treatment to client accounts.

     Proxy voting for the Fund and the other Accounts’ securities holdings may also pose certain conflicts. PIM has identified the following areas of concern: (1) where PIM manages the assets of a publicly traded company, and also holds that company’s or an affiliated company’s securities in one or more Accounts; (2) where PIM manages the assets of a proponent of a shareholder proposal for a company whose securities are in one or more Accounts; (3) where PIM has a client relationship with an individual who is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios; and (4) where a PIM officer, director or employee, or an immediate family member thereof is a corporate director, or a candidate for a corporate directorship of a public company whose securities are in one or more client portfolios. For purposes hereof, an immediate family member shall be a spouse, child, parent, or sibling. PIM proxy policies provide for various methods of dealing with these and any other conflict scenarios subsequently identified, including notifying clients and seeking their consent or instructions on how to vote, and deferring to the recommendation of an independent third party where a conflict exists.

     PIM manages some Accounts under performance-based fee arrangements. PIM recognizes that this type of incentive compensation creates the risk for potential conflicts of interest. This structure may create an inherent pressure to allocate investments having a greater potential for higher returns to accounts of those clients paying the higher performance fee. To attempt to prevent conflicts of interest associated with managing accounts with different compensation structures, PIM generally requires portfolio decisions to be made on a product specific basis. PIM also requires pre-allocation of all client orders based on specific fee-neutral criteria. Additionally, PIM requires average pricing of all aggregated orders. Finally, PIM has adopted a policy prohibiting portfolio managers (and all employees) from placing the investment interests of one client or a group of clients with the same investment objectives above the investment interests of any other client or group of clients with the same or similar investment objectives.

     Portfolio managers and other investment professionals at PIM are compensated through a combination of fixed base salary, performance bonus and equity ownership, if appropriate due to superior performance. PIM avoids a compensation model that is driven by individual security performance, as this can lead to short-term thinking which is contrary to the firm’s value investment philosophy. The portfolio managers’ bonuses are not specifically dependent upon the performance of the Fund relative to the performance of the Fund’s benchmark. For investment professionals, we examine such things as effort, efficiency, ability to focus on the correct issues, stock modeling ability, and ability to successfully interact with company management. However, we always look at the person as a whole and the contributions that they have made and are likely to make in the future. The time frame we examine for bonus compensation is annual. Longer-term success is required for equity ownership consideration. Ultimately, equity ownership is the primary tool used by PIM for attracting and retaining the best people.

     All shares are voting shares. The equity ownership in PIM as of March 31, 2010 of each member of the investment team who makes investment decisions for the Fund is as follows:

Richard S. Pzena	Greater than 25% but less than 50%

John P. Goetz	Greater than 5% but less than 10%

Antonio DeSpirito, III	Less than 5%

     As of March 31, 2010, the portfolio managers did not, and are not eligible to, own any Units of the Fund.

Payden & Rygel

     Payden & Rygel manages the portion of the Fund’s assets allocated to a fixed income strategy and manages the Fund’s cash account. As compensation, the Fund pays Payden & Rygel an annual fee accrued daily at the rate of 1/365th of the applicable fee rate and payable on the first business day of each month for managing cash and equivalent assets of 0.15% and for managing fixed income assets of 0.22% on the first $50 million and 0.15% per annum thereafter. For purposes of calculating the advisory fee, the value of the assets will be based on the average daily net assets during the month.

     Payden & Rygel is one of the largest global independent investment managers in the United States, with approximately $51 billion in assets under management as of March 31, 2010. Founded in 1983, the firm is a leader in the active management of fixed income and equity portfolios for a diversified client base. Payden & Rygel is a privately held corporation with nineteen shareholders, all of whom are active in the management of the firm. Payden & Rygel advises corporations, foundations and endowments, pension plans, public funds and individual investors on their overall investment strategies. The firm manages its portion of the Fund employing a core bond investment strategy and utilizing a team approach that exploits the collective wisdom of a highly qualified group of professionals. The Investment Policy Committee of Payden & Rygel (“IPC”), comprised of principals averaging an 18-year tenure with the firm, oversees the investment process.

     Set forth below are the portfolio managers of Payden & Rygel primarily responsible for the day-to-day management of the Fund’s assets.

Name	Title	Responsibilities	Years with Firm	Business Experience
Brian W. Matthews	Managing Principal	Investment Policy Committee; Senior Portfolio Manager	23	Payden & Rygel

Mary Beth Syal	Managing Principal	Investment Policy Committee; Senior Portfolio Manager	19	Payden & Rygel

Mike Salvay	Managing Principal	Investment Policy Committee; Senior Portfolio Manager	13	Payden & Rygel

    Payden & Rygel’s investment management structure employs a team approach. As part of this process, the IPC relies upon two internal groups when formulating its investment policy. The first group, or the investment strategy group, is comprised of investment strategists and traders. The second group involved in the portfolio process, the portfolio management group, is comprised of professionals who have significant strategy and trading experience and/or have earned the CFA designation.

     Brian W. Matthews, CFA and Mike Salvay, CFA. As members of the firm’s IPC, their primary role is to develop a broad portfolio structure that reflects both the macro mandates of Payden & Rygel IPC and the securities that are available in the market. The IPC also has discretion over major decisions such as duration or portfolio sector weights.

     Mary Beth Syal, CFA, Senior Portfolio Manager. Ms. Syal focuses on client-related issues when structuring portfolios. As such, she is the main contact with the client. Ms. Syal is responsible for identifying and communicating client objectives, constraints, risk tolerances and time horizons to the investment strategy group. Because Payden & Rygel believes that client issues are as important as market issues, the interchange between the portfolio managers and portfolio strategists is critical. Ms. Syal reviews all portfolio holdings on a regular basis.

     Brian Matthews and Mary Beth Syal have been providing sub-advisory service to the Fund since inception. Mike Salvay has been providing sub-advisory services to the Fund since June 2007.

     Payden & Rygel’s investment management philosophy is founded on a team approach to investing. The Investment Policy Committee, composed of nine principals, including Brian Matthews, Mary Beth Syal, and Mike Salvay, sets overall policy for all portfolios managed by Payden & Rygel, including the Fund’s assets. The group at Payden & Rygel responsible for day-to-day portfolio management of the Fund’s assets, the Global Fixed Income Strategy Group manages $10.8 billion in Core Bond assets as of March 31, 2010 and is responsible for executing that policy. Set forth in the chart below are the total number of all accounts, and the total assets for those accounts, for which Mr. Matthews, Ms. Syal and Mr. Salvay are directly assigned day-to-day responsibility as of March 31, 2010.

Name of Portfolio Manager or Team Member	Type of Accounts	Total # of Accounts Managed	Total Assets	# of Accounts Managed that Advisory Fee Based on Performance	Total Assets that Advisory Fee Based on Performance
Brian W. Matthews	Registered Investment Companies:	2	$0.77 billion	0	$0
	Other Pooled Investment Vehicles:	5	$1.00 billion	0	$0
	Other Accounts:	29	$5.91 billion	0	$0

Mary Beth Syal	Registered Investment Companies:	8	$1.61 billion	0	$0
	Other Pooled Investment Vehicles:	0	$0.00 billion	0	$0
	Other Accounts:	29	$3.46 billion	0	$0

Mike Salvay	Registered Investment Companies:	2	$0.59 billion	0	$0
	Other Pooled Investment Vehicles:	1	$0.02 billion	0	$0
	Other Accounts:	32	$6.31 billion	0	$0

Compensation of Payden & Rygel Portfolio Managers In addition to highly competitive base salaries, each portfolio manager receives an annual pre-tax cash bonus based on merit and corporate profitability for that year. Salaries are fixed and bonuses are extended to all members of the firm.

     Key personnel, including portfolio managers, also may receive either a deferred compensation plan or equity ownership in the company.

     Payden & Rygel provides investment management services to all client accounts, including Kiewit Investment Fund LLLP, based on the team approach. As a result, a portfolio manager’s compensation is not tied directly to the specific performance of the account, but rather to the overall performance of the team and the individual’s contribution to that team effort. The following factors are evaluated in the bonus process: level of responsibility, leadership, aiding in the achievement of account objectives and application of knowledge and expertise, as determined by their supervisor.

Conflicts Among Client Accounts. Conflicts of interest may arise where Payden & Rygel or its employees have reason to favor the interests of one client over another, e.g., larger accounts over smaller accounts, or accounts compensated by performance fees over accounts not so compensated. In such a situation, Payden & Rygel and its employees are specifically prohibited from engaging in any inappropriate favoritism of one client over another client that would constitute a breach of fiduciary duty.

Client Accounts: Trade Allocation/Aggregation Policy. To maintain efficient trading operations and to ensure that its clients enjoy the benefits of such efficient operations, Payden & Rygel often trades securities in large dollar amounts, which are then allocated in smaller amounts among several client accounts. Clients generally benefit from this process because these “block trades” are transacted at a price that may not be available in smaller size trades. Whether allocating block trades among client accounts, or allocating investment opportunities (e.g., allocation of opportunities to invest in initial public offerings or other new issues), or determining how to aggregate equitably trades for two or more clients, Payden & Rygel goal and procedures are the same in each case. It seeks to treat similar client portfolios with similar investment strategies fairly with no client receiving preferential treatment over another client. Thus, when purchasing a security that is suitable for more than one client account with similar investment strategies, the basic procedure of the Payden & Rygel traders is to allocate the purchase of the security on a pro rata basis across all such accounts.

     As of March 31, 2010, the portfolio managers did not, and are not eligible to, own any Units of the Fund.

Geode Capital Management, LLC

     Geode Capital Management, LLC (“Geode”), One Post Office Square, Boston, MA 02109-2106, serves as a Sub-Adviser for the Fund’s passive U.S. equity investments in accordance with the Fund’s investment objective, policies and restrictions. As compensation for its investment advisory services, the Fund pays Geode a monthly fee at the annual rate of 0.10% of the first $100,000,000 of the Fund’s average daily net assets managed by Geode, 0.08% of the next $150,000,000, and 0.06% on any amount in excess of $250,000,000 in net assets. There is a minimum per annum fee of $40,000. Geode is registered with the Securities and Exchange Commission as an investment adviser under the Investment Advisers Act of 1940 and is a wholly owned subsidiary of Geode Capital Holdings LLC, a privately held company. As of April 30, 2010, Geode had over $83.0 billion in assets under management.

     Geode manages the Fund’s assets allocated to it using a team of investment professionals. The team approach is used to create an environment that encourages the flow of investment ideas. The portfolio managers within the team work together in a cohesive manner to develop and enhance techniques that drive the investment process for the investment strategy. This approach requires portfolio managers to share a variety of responsibilities including investment strategy and analysis, while retaining responsibility for the implementation of the strategy within any particular portfolio. The approach also enables the team to draw upon the resources of other groups within the firm.  Key professionals involved in the day-to-day portfolio management of the Fund include the following persons:

     Jeffrey Adams has been a Senior Portfolio Manager with Geode since 2003. He serves as the Lead Portfolio Manager for Geode’s Traditional Equity Strategies, which include the firm’s enhanced and passive index products. In addition to his portfolio management responsibilities, Mr. Adams is an active participant on Geode's research committee. Mr. Adams was employed by State Street Global Advisors from June 1989 to June 2003 where he served as a Portfolio Manager for over seven years before joining Geode. Mr. Adams holds a B.S. in Economics from Northeastern University.

     Bobe Simon, CFA has been a Portfolio Manager with Geode Capital Management, LLC since April 2005. In addition to his portfolio management responsibilities, Mr. Simon is an active participant on Geode's research committee. Prior to joining Geode, Mr. Simon worked as a quantitative analyst at Putnam Investments from July 1995 to April 2005. Mr. Simon holds an MBA from the Stern School of Business at New York University and a B.S. in Mechanical Engineering from Rutgers University.

     Patrick Waddell, CFA is a Portfolio Manager with Geode Capital Management, LLC. Prior to joining Geode in 2004, Mr. Waddell was employed by Fidelity from 1997 to 2004 where he served as a Senior Portfolio Assistant during that period. Mr. Waddell holds a B.A. in Political Science from University of Massachusetts at Amherst.

     Maximilian Kaufmann joined Geode as a Portfolio Manager in 2009. In addition to his portfolio management responsibilities, Mr. Kaufmann is an active participant on Geode's research committee. Mr. Kaufmann was previously employed by Lazard Asset Management form June 2007 to July 2008, Panagora Asset Management from 2003 to 2007, Putnam Investments from 2000 to 2003, Citigroup Asset Management from 1998 to 2000, and JP Morgan from 1994 to 1997. He holds an M.A. in Statistics from Columbia University and a B.A. in Economics from State University of New York at Binghamton.

     Lou Bottari joined Geode in 2008 as Assistant Portfolio Manager. Prior to Geode, Mr. Bottari was an Assistant Portfolio Manager at Pyramis Global Advisors, and a Senior Performance Attribution Analyst for Fidelity Management & Research Company (“FMRC”). He received his BS in Accounting and Finance from Boston College. He has in excess of 16 years of total industry experience.

Compensation - Each portfolio manager's base salary is determined annually by level of responsibility and tenure at Geode.  The primary component for determining each portfolio manager's bonus is the pre-tax investment performance of the portfolio manager's fund(s) and account(s) relative to a custom peer group, if applicable, and relative to a benchmark index assigned to each fund or account.  Performance is measured over multiple measurement periods that eventually encompass periods of up to five years.  A subjective component of each portfolio manager’s bonus is based on the portfolio manager’s overall contribution to the management of Geode, including recruiting, monitoring, and mentoring within the investment management teams, as well as time spent assisting in firm promotion. Each portfolio manager may also be compensated under a profit-based deferred compensation plan, which is primarily based on the profits of Geode.

Name of Portfolio Manager or Team Member		Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts
Jeffrey Adams	Number of Accounts Managed	21	1	9
	Number of Accounts Managed with performance-Based Advisory Fees	None	None	None
	Assets Managed (in millions)	$76,833,359.50	$5,185,690.40	$1,037,038.16
	Assets Managed with Performance Based advisory fee.	None	None	None

Bobe Simon	Number of Accounts Managed	21	1	9
	Number of Accounts Managed with performance-Based Advisory Fees	None	None	None
	Assets Managed (in millions)	$76,833,359.50	$5,185,690.40	$1,037,038.16
	Assets Managed with Performance Based advisory fee.	None	None	None

Patrick Waddell	Number of Accounts Managed	21	1	9
	Number of Accounts Managed with performance-Based Advisory Fees	None	None	None
	Assets Managed (in millions)	$76,833,359.50	$5,185,690.40	$1,037,038.16
	Assets Managed with Performance Based advisory fee.	None	None	None

Maximilian Kaufmann	Number of Accounts Managed	21	1	9
	Number of Accounts Managed with performance-Based Advisory Fees	None	None	None
	Assets Managed (in millions)	$76,833,359.50	$5,185,690.40	$1,037,038.16
	Assets Managed with Performance Based advisory fee.	None	None	None

Lou Bottari	Number of Accounts Managed	21	1	9
	Number of Accounts Managed with performance-Based Advisory Fees	None	None	None
	Assets Managed (in millions)	$76,833,359.50	$5,185,690.40	$1,037,038.16
	Assets Managed with Performance Based advisory fee.	None	None	None

Potential Conflicts of Interest.  A portfolio manager’s compensation plan can give rise to potential conflicts of interest. A manager’s base pay tends to increase with additional and more complex responsibilities that include increased assets under management and a portion of the bonus relates to firm promotion efforts, which together indirectly link compensation to sales. Managing and providing research to multiple accounts (including proprietary accounts) can give rise to potential conflicts of interest if the accounts have different objectives, benchmarks, time horizons, and fees, as a portfolio manager must allocate his or her time and investment ideas across multiple accounts. Securities selected for accounts other than the Fund may outperform the securities selected for the Fund.  In addition to managing the Fund’s investment portfolio, each portfolio manager also manages other investment portfolios and accounts on behalf of Geode or its affiliates.

     As of April 30, 2010, the portfolio managers did not, and are not eligible to, own any Units of the Fund.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

There were no purchases made by or on behalf of the registrant or any "affiliated purchaser," as defined in Rule 10b-18(a)(3) under the Securities Exchange Act of 1934, as amended, of shares of the registrant's equity securities made in the period covered by this report.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures adopted by the Nominating Committee of the registrant’s Board of Directors by which Unitholders may recommend nominees to the Board as noted in the registrant’s Statement of Additional Information.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)
There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not Applicable – See Item 2 Above.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 to be filed with Form N-CSR are attached hereto.

(a)(3)	Not applicable

(a)(4)	Proxy voting policies and procedures of the Fund and its investment advisers are attached hereto in response to Item 7.

(b)	Certification required by Rule 30a-2(b) under the Investment Company Act of 1940 and Section 906 of the Sarbanes-Oxley Act of 2002 to accompany the Form N-CSR is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Kiewit Investment Fund LLLP

By:   /s/ Robert L. Giles, Jr.
-----------------------------------
Robert L. Giles, Jr.
President and Chief Executive Officer
May 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Robert L. Giles, Jr.
-----------------------------------
Robert L. Giles, Jr.
President and Chief Executive Officer
May 24, 2010

By:   /s/ Denise A. Meredith
--------------------------------------
Denise A. Meredith
Treasurer and Chief Financial Officer
May 24, 2010